United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1. Report to Stockholders

(a)           A copy of the registrant’s reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, are filed herewith.

(b)           Not applicable.

Thrivent Core Emerging Markets Debt Fund

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Core Emerging Markets Debt Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$3	0.05%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$639,981,206	252	6%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
State Grid Overseas Investment 2016, Ltd.	1.9%
Petroleos Mexicanos	1.6%
Argentina Government International Bond	1.6%
Ecuador Government International Bond	1.5%
Argentina Government International Bond	1.3%
Uruguay Government International Bond	1.3%
Colombia Government International Bond	1.3%
Abu Dhabi Government International Bond	1.3%
Nigeria Government International Bond	1.2%
Oman Government International Bond	1.2%

Major Market Sectors (% of Net Assets)

Table Summary
Foreign Government	92.8%
Energy	2.0%
Communications Services	0.3%
Utilities	0.1%

Country Weightings (% of Net Assets)

Table Summary
Mexico	4.9%
Saudi Arabia	4.2%
Virgin Islands, British	3.5%
Romania	3.4%
Indonesia	3.2%
Turkey	3.2%
Argentina	3.1%
Chile	3.0%
South Africa	3.0%
Dominican Republic	3.0%
Other Countries	60.7%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	96.2%
Short-Term Investments	3.8%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2025.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended April 30, 2026.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Emerging Markets Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Core Emerging Markets Equity Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$10	0.17%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$834,774,904	462	33%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Company, Ltd.	14.7%
Samsung Electronics Company, Ltd.	6.5%
SK Hynix, Inc.	4.5%
Tencent Holdings, Ltd.	3.4%
Alibaba Group Holding, Ltd.	2.0%
Delta Electronics, Inc.	1.3%
Samsung Electronics Company, Ltd.	1.2%
Hon Hai Precision Industry Company, Ltd.	1.0%
CTBC Financial Holding Company, Ltd.	0.9%
China Construction Bank Corporation, Class H	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	36.2%
Financials	22.3%
Materials	8.4%
Communications Services	6.7%
Energy	6.3%
Consumer Discretionary	6.2%
Industrials	6.0%
Health Care	2.4%
Utilities	1.9%
Real Estate	1.5%

Country Weightings (% of Net Assets)

Table Summary
Taiwan	24.7%
South Korea	18.6%
China	12.1%
India	10.5%
Cayman Islands	9.0%
Brazil	5.1%
Thailand	3.1%
Saudi Arabia	2.4%
South Africa	2.3%
United Arab Emirates	1.7%
Other Countries	9.4%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.2%
Preferred Stock	2.6%
Short-Term Investments	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2025.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended April 30, 2026.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core High Yield Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Core High Yield Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$1	0.10%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$914,933,478	683	27%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Cloud Software Group, Inc.	0.6%
OneMain Finance Corporation	0.4%
Discovery Global Holdings, Inc.	0.4%
Quikrete Holdings, Inc.	0.4%
Prime Healthcare Services, Inc.	0.4%
Venture Global LNG, Inc.	0.4%
Algonquin Power & Utilities Corporation	0.4%
Marriott Ownership Resorts, Inc.	0.4%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.4%
Cloud Software Group, Inc.	0.4%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	97.9%
Short-Term Investments	2.0%
Bank Loans	0.1%

Major Market Sectors (% of Net Assets)

Table Summary
Consumer Cyclical	18.3%
Financials	12.9%
Energy	11.6%
Communications Services	11.4%
Consumer Non-Cyclical	11.1%
Capital Goods	11.0%
Technology	9.8%
Basic Materials	5.7%
Utilities	3.5%
Transportation	2.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Core International Equity Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$4	0.07%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$807,699,564	312	31%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
ASML Holding NV	3.0%
Novartis AG	2.4%
ABB, Ltd.	2.0%
Allianz SE	2.0%
Shell plc	1.9%
BHP Group, Ltd.	1.8%
Roche Holding AG	1.6%
UniCredit SPA	1.5%
GSK plc	1.5%
BNP Paribas SA	1.5%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	28.0%
Industrials	20.8%
Health Care	10.1%
Information Technology	9.2%
Materials	6.1%
Consumer Discretionary	5.8%
Consumer Staples	5.2%
Energy	4.6%
Utilities	3.7%
Communications Services	3.4%

Country Weightings (% of Net Assets)

Table Summary
Japan	22.8%
United Kingdom	14.0%
Switzerland	9.7%
France	8.0%
Netherlands	8.0%
Australia	6.9%
Germany	6.6%
Italy	5.2%
Spain	4.8%
Sweden	3.3%
Other Countries	9.4%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2025.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  On February 24, 2026, the Fund’s Board of Trustees approved the conversion of the Fund into Thrivent International Large Cap ETF, a newly organized exchange traded fund that is a series of Thrivent ETF Trust. Shareholders approved the conversion at a special meeting held on May 14, 2026. The conversion was completed on June 12, 2026 as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.  Upon completion of the conversion, the Fund moved to a new management fee structure.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Investment Grade Corporate Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Core Investment Grade Corporate Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$1	0.08%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,346,340,798	774	19%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds	0.7%
Deutsche Telekom International Finance BV	0.5%
Goldman Sachs Group, Inc.	0.5%
AbbVie, Inc.	0.4%
Ally Financial, Inc.	0.4%
BAT Capital Corporation	0.4%
Cigna Group	0.4%
Alphabet, Inc.	0.4%
Sprint Capital Corporation	0.4%
American International Group, Inc.	0.4%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	100.0%
Short-Term Investments&lt;	0.1%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	40.7%
Consumer Non-Cyclical	12.9%
Technology	9.2%
Utilities	8.8%
Communications Services	7.3%
Consumer Cyclical	5.6%
Energy	5.5%
Capital Goods	3.8%
Transportation	2.3%
U.S. Government & Agencies	1.1%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Short-Term Reserve Fund

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Core Short-Term Reserve Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$0	0.01%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,038,573,643	193	41%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Caisse des Depots et Consignations	1.0%
Svenska Handelsbanken AB	0.8%
Toronto-Dominion Bank/NY	0.8%
Citigroup Global Markets, Inc.	0.8%
Royal Bank of Canada	0.8%
Citigroup Global Markets, Inc.	0.8%
Citigroup Global Markets, Inc.	0.8%
National Australia Bank, Ltd.	0.8%
Falcon Asset Funding, LLC	0.8%
Royal Bank of Canada	0.8%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Short-Term Investments	100.0%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	57.3%
U.S. Government & Agencies	9.5%
Utilities	6.6%
Capital Goods	6.3%
Consumer Non-Cyclical	4.5%
Consumer Cyclical	4.2%
Foreign Government	3.1%
Transportation	3.0%
Technology	2.6%
Energy	2.0%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
April 30, 2026
Thrivent Core Funds

Table of Contents
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 9
Thrivent Core High Yield Bond Fund 19
Thrivent Core International Equity Fund 31
Thrivent Core Investment Grade Corporate Bond Fund 38
Thrivent Core Short-Term Reserve Fund 51
Statement of Assets and Liabilities 56
Statement of Operations 58
Statement of Changes in Net Assets 60
Notes to Financial Statements 62
Financial Highlights 76
Changes in and Disagreements with Accountants (Item
8) 78
Proxy Disclosures (Item 9) 79
Remuneration Paid to Directors, Officers, and Oth-
ers (Item 10) 80
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract (Item 11) 81

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 95.2% Value
Angola  2.1%
Angola Government International
Bond
$ 4,917,000 8.250%,  5/9/2028 $ 5,038,837
3,300,000 8.750%,  4/14/2032
a
3,440,300
3,000,000 9.875%,  3/31/2037
a,b
3,189,141
2,000,000 9.125%,  11/26/2049 1,907,579
Total 13,575,857
Argentina  3.1%
Argentina Government International
Bond
1,296,000 0.750%,  7/9/2030
c
1,114,625
13,700,000 4.125%,  7/9/2035
c
10,206,500
12,700,000 3.500%,  7/9/2041
c
8,750,300
Total 20,071,425
Azerbaijan  0.3%
Azerbaijan Government
International Bond
1,900,000 3.500%,  9/1/2032 1,783,620
Total 1,783,620
Bahrain  1.6%
Bahrain Government International
Bond
3,000,000 6.250%,  1/25/2051 2,551,782
2,000,000 5.625%,  5/18/2034
a
1,834,470
2,000,000 6.625%,  10/6/2037
a
1,896,811
1,000,000 7.100%,  2/3/2038
a
976,180
3,000,000 7.500%,  9/20/2047
a,b
2,922,458
Total 10,181,701
Brazil  2.3%
Brazil Government International
Bond
1,735,000 7.250%,  1/12/2056 1,741,766
5,800,000 4.750%,  1/14/2050 4,294,900
1,000,000 3.875%,  6/12/2030 958,000
1,000,000 5.500%,  11/6/2030 1,017,800
2,000,000 6.000%,  10/20/2033 2,017,600
1,000,000 6.625%,  3/15/2035 1,034,300
1,000,000 6.250%,  5/22/2036 994,500
3,300,000 5.000%,  1/27/2045 2,646,105
Total 14,704,971
Canada  0.9%
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a,b
5,760,427
Total 5,760,427
Cayman Islands  0.2%
Oryx Funding, Ltd.
1,000,000 5.800%,  2/3/2031 1,025,299
Total 1,025,299
Chile  3.0%
Chile Government International
Bond
1,200,000 3.100%,  1/22/2061 737,520
8,500,000 3.500%,  1/25/2050 6,120,850
Principal
Amount Long-Term Fixed Income  95.2% Value
Chile  3.0%  - continued
$ 2,600,000 3.240%,  2/6/2028 $ 2,548,390
7,850,000 2.550%,  7/27/2033 6,755,317
1,000,000 4.340%,  3/7/2042 881,700
Corporacion Nacional del Cobre
de Chile
2,000,000 6.440%,  1/26/2036
a
2,132,924
Total 19,176,701
Colombia  2.2%
Colombia Government International
Bond
1,375,000 3.875%,  4/25/2027 1,361,938
1,000,000 6.125%,  1/21/2031 997,700
1,500,000 6.500%,  1/21/2033 1,494,750
1,000,000 7.750%,  11/7/2036
b
1,053,500
9,100,000 6.125%,  1/18/2041 8,208,200
Ecopetrol SA
1,000,000 8.375%,  1/19/2036 1,036,174
Total 14,152,262
Congo, Democratic Republic Of  0.2%
DRC Government International
Bond
1,000,000 8.750%,  4/16/2032
a,b
1,019,348
Total 1,019,348
Congo, Republic Of  0.2%
Congo (Brazzaville) Government
International Bond
1,000,000 9.500%,  2/17/2035 963,555
Total 963,555
Costa Rica  1.2%
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,125,000
6,300,000 7.000%,  4/4/2044 6,877,080
Total 8,002,080
Dominican Republic  3.0%
Dominican Republic Government
International Bond
1,000,000 5.950%,  1/25/2027
a
1,006,550
3,000,000 5.500%,  2/22/2029
a
2,998,650
3,500,000 4.875%,  9/23/2032
a
3,298,575
1,000,000 5.750%,  3/17/2034
a
974,700
1,900,000 6.850%,  1/27/2045 1,904,180
6,300,000 6.500%,  2/15/2048
a,b
6,092,415
3,000,000 6.400%,  6/5/2049
a,b
2,865,450
Total 19,140,520
Ecuador  2.0%
Ecuador Government International
Bond
1,211,352 6.900%,  7/31/2030 1,210,746
10,551,640 6.900%,  7/31/2035 9,733,888
1,500,000 9.250%,  1/29/2039
a
1,552,500
Total 12,497,134

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Egypt  2.1%
Egypt Government International
Bond
$ 500,000 7.500%,  2/16/2061
a
$ 397,720
1,000,000 8.750%,  9/30/2051
a,b
922,581
1,000,000 7.053%,  1/15/2032
a
982,214
1,000,000 7.300%,  9/30/2033 966,737
3,000,000 8.500%,  1/31/2047 2,727,535
8,500,000 7.903%,  2/21/2048 7,326,095
Total 13,322,882
El Salvador  0.9%
El Salvador Government
International Bond
1,300,000 8.625%,  2/28/2029 1,381,757
4,100,000 7.625%,  2/1/2041 4,084,830
Total 5,466,587
Gabon  0.4%
Gabon Government International
Bond
3,000,000 6.625%,  2/6/2031 2,527,088
Total 2,527,088
Ghana  2.1%
Ghana Government International
Bond
68,448 Zero Coupon,  7/3/2026
a
67,742
48,000 Zero Coupon,  7/3/2026 47,505
1,270,500 5.000%,  7/3/2029
c
1,242,406
3,999,233 5.000%,  7/3/2029
a,c
3,910,800
245,889 Zero Coupon,  1/3/2030 216,571
3,388,000 5.000%,  7/3/2035
c
3,105,184
4,977,488 5.000%,  7/3/2035
a,b,c
4,561,989
Total 13,152,197
Guatemala  2.7%
Guatemala Government
International Bond
1,500,000 6.125%,  6/1/2050
a
1,499,100
4,590,000 4.500%,  5/3/2026 4,590,000
2,200,000 4.375%,  6/5/2027
b
2,190,452
5,000,000 5.375%,  4/24/2032
b
5,054,000
2,200,000 6.550%,  2/6/2037
a
2,345,200
2,000,000 4.650%,  10/7/2041
a
1,746,600
Total 17,425,352
Honduras  0.3%
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027
b
1,005,000
700,000 8.625%,  11/27/2034 802,599
Total 1,807,599
Hungary  2.5%
Hungary Government International
Bond
2,200,000 3.125%,  9/21/2051 1,373,736
3,000,000 5.250%,  6/16/2029
a
3,047,646
1,500,000 2.125%,  9/22/2031 1,303,143
3,000,000 6.250%,  9/22/2032
a
3,196,705
1,500,000 6.000%,  9/26/2035
a
1,559,794
Principal
Amount Long-Term Fixed Income  95.2% Value
Hungary  2.5%  - continued
$ 2,500,000 7.625%,  3/29/2041 $ 2,932,169
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,551,143
Total 15,964,336
Indonesia  3.2%
Indonesia Government International
Bond
3,700,000 4.100%,  4/24/2028 3,695,401
3,400,000 6.625%,  2/17/2037
a
3,756,731
1,000,000 7.750%,  1/17/2038
a
1,204,608
726,000 6.750%,  1/15/2044
a
807,571
2,700,000 5.125%,  1/15/2045
a
2,549,750
1,200,000 5.250%,  1/8/2047
a
1,143,149
1,500,000 4.350%,  1/11/2048 1,231,757
Pertamina Persero PT
500,000 6.450%,  5/30/2044 513,555
Perusahaan Listrik Negara
(Persero) PT
1,000,000 4.375%,  2/5/2050 747,419
2,400,000 5.250%,  10/24/2042 2,143,038
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,498,125
1,500,000 4.400%,  6/6/2027
a
1,503,750
Total 20,794,854
Ivory Coast  1.9%
Ivory Coast Government
International Bond
7,000,000 6.125%,  6/15/2033 6,828,026
2,000,000 8.075%,  4/1/2036
a
2,120,506
3,000,000 8.250%,  1/30/2037
a,b
3,213,011
Total 12,161,543
Jersey  1.3%
Galaxy Pipeline Assets Bidco, Ltd.
3,299,350 2.160%,  3/31/2034 2,952,572
4,500,000 2.625%,  3/31/2036
a
3,902,617
2,122,275 2.940%,  9/30/2040
a
1,749,342
Total 8,604,531
Jordan  0.8%
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,594,349
2,500,000 5.850%,  7/7/2030 2,486,874
Total 5,081,223
Kazakhstan  1.1%
Kazakhstan Government
International Bond
3,000,000 6.500%,  7/21/2045 3,259,944
KazMunayGas National Company
JSC
2,200,000 5.750%,  4/19/2047 2,096,632
QazaqGaz NC JSC
2,000,000 5.625%,  5/8/2036
a,d
1,959,916
Total 7,316,492

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Kenya  0.6%
Kenya Government International
Bond
$ 1,006,000 8.000%,  5/22/2032 $ 988,825
1,000,000 7.875%,  2/26/2034
a
934,431
2,000,000 8.800%,  10/9/2038
a
1,902,775
Total 3,826,031
Lebanon  0.4%
Lebanon Government International
Bond
8,000,000 6.650%,  4/22/2024
e
2,020,800
2,000,000 6.850%,  3/23/2027
e
505,356
Total 2,526,156
Luxembourg  0.6%
Greensaif Pipelines Bidco SARL
2,000,000 5.853%,  2/23/2036
a
2,041,553
2,000,000 6.129%,  2/23/2038
a
2,071,072
Total 4,112,625
Malaysia  2.1%
Petronas Capital, Ltd.
6,500,000 4.550%,  4/21/2050 5,644,445
6,400,000 3.500%,  4/21/2030 6,200,769
1,500,000 5.340%,  4/3/2035
a
1,548,489
Total 13,393,703
Mexico  4.9%
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,816,460
885,000 3.750%,  1/11/2028 873,230
2,047,000 5.850%,  7/2/2032 2,079,445
2,000,000 5.375%,  3/22/2033 1,961,100
1,000,000 3.500%,  2/12/2034 855,000
2,000,000 6.000%,  5/7/2036 2,005,500
1,000,000 6.125%,  2/9/2038 986,350
1,800,000 6.050%,  1/11/2040 1,763,010
1,000,000 4.600%,  2/10/2048 761,000
Petroleos Mexicanos
11,300,000 7.690%,  1/23/2050 10,334,530
1,700,000 5.950%,  1/28/2031 1,663,161
1,600,000 6.625%,  6/15/2035 1,544,159
Total 31,642,945
Montenegro  0.2%
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
1,052,550
Total 1,052,550
Morocco  0.5%
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,134,302
OCP SA
1,500,000 5.125%,  6/23/2051 1,199,307
Total 3,333,609
Principal
Amount Long-Term Fixed Income  95.2% Value
Mozambique  0.1%
Mozambique Government
International Bond
$ 1,000,000 9.000%,  9/15/2031 $ 819,768
Total 819,768
Netherlands  0.5%
AES Andres BV
1,000,000 5.700%,  5/4/2028
a
980,100
Petrobras Global Finance BV
2,000,000 5.125%,  9/10/2030 1,982,100
Total 2,962,200
Nigeria  2.3%
Nigeria Government International
Bond
7,100,000 7.875%,  2/16/2032 7,484,291
2,000,000 7.375%,  9/28/2033
a,b
2,045,021
3,000,000 7.696%,  2/23/2038 3,069,631
2,000,000 9.130%,  1/13/2046
a
2,205,835
Total 14,804,778
Oman  2.3%
Oman Government International
Bond
4,000,000 4.750%,  6/15/2026
a
4,000,451
3,000,000 5.625%,  1/17/2028
a,b
3,045,654
6,800,000 6.750%,  1/17/2048
a
7,416,945
Total 14,463,050
Pakistan  0.7%
Pakistan Government International
Bond
3,500,000 6.875%,  12/5/2027 3,512,866
1,000,000 7.375%,  4/8/2031
a
962,354
Total 4,475,220
Panama  2.1%
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,703,840
Panama Bonos del Tesoro
1,000,000 3.362%,  6/30/2031 914,650
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,849,600
3,279,000 6.700%,  1/26/2036 3,565,912
2,000,000 8.000%,  3/1/2038 2,369,500
1,500,000 4.500%,  5/15/2047 1,236,900
Total 13,640,402
Paraguay  1.3%
Paraguay Government International
Bond
750,000 6.650%,  3/4/2055
a
791,062
4,800,000 5.400%,  3/30/2050
b
4,326,240
1,000,000 5.850%,  8/21/2033
a
1,036,500
1,000,000 6.100%,  8/11/2044 1,006,000
1,000,000 5.600%,  3/13/2048 932,500
Total 8,092,302

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Peru  2.7%
Corporacion Financiera de
Desarrollo SA
$ 1,000,000 5.500%,  5/6/2030
a
$ 1,020,900
Peru Government International
Bond
7,000,000 2.783%,  1/23/2031 6,427,400
2,000,000 3.000%,  1/15/2034 1,726,000
8,500,000 3.300%,  3/11/2041 6,519,500
Petroleos del Peru SA
1,800,000 5.625%,  6/19/2047
a
1,268,910
Total 16,962,710
Philippines  2.0%
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,963,774
5,025,000 7.750%,  1/14/2031 5,692,347
625,000 6.375%,  10/23/2034 679,846
1,500,000 4.750%,  3/5/2035
b
1,458,894
2,420,000 3.950%,  1/20/2040 2,057,746
Total 12,852,607
Poland  1.2%
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,529,558
Poland Government International
Bond
3,000,000 5.500%,  4/4/2053 2,800,488
3,000,000 4.875%,  10/4/2033 2,999,064
500,000 5.375%,  2/12/2035 509,495
Total 7,838,605
Qatar  0.7%
Qatar Government International
Bond
3,000,000 3.250%,  6/2/2026
a
2,996,989
QatarEnergy
2,000,000 3.125%,  7/12/2041
a
1,500,360
Total 4,497,349
Romania  3.4%
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,707,317
2,000,000 3.000%,  2/27/2027 1,967,067
6,000,000 5.250%,  11/25/2027
a
6,021,466
3,500,000 3.000%,  2/14/2031 3,130,712
2,000,000 7.125%,  1/17/2033
a
2,118,659
2,500,000 6.375%,  1/30/2034
a
2,525,418
1,000,000 5.750%,  3/24/2035
a
961,375
2,000,000 7.500%,  2/10/2037
a
2,133,015
Total 21,565,029
Saudi Arabia  4.2%
Saudi Arabia Government
International Bond
10,100,000 3.750%,  1/21/2055 6,960,640
6,300,000 3.250%,  10/26/2026
a
6,273,128
1,000,000 5.125%,  1/13/2028
a
1,009,793
4,000,000 3.625%,  3/4/2028
a
3,930,086
1,300,000 4.375%,  4/16/2029
a
1,291,371
Principal
Amount Long-Term Fixed Income  95.2% Value
Saudi Arabia  4.2%  - continued
$ 500,000 2.250%,  2/2/2033
a
$ 424,058
1,000,000 4.875%,  1/12/2036
a,b
982,853
1,500,000 4.500%,  10/26/2046 1,234,803
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
4,026,780
1,000,000 5.000%,  2/2/2036
a
983,057
Total 27,116,569
Senegal  0.2%
Senegal Government International
Bond
1,700,000 6.250%,  5/23/2033 955,512
1,000,000 6.750%,  3/13/2048 537,364
Total 1,492,876
Serbia  0.5%
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a,b
2,052,222
1,000,000 6.500%,  9/26/2033
a
1,063,596
Total 3,115,818
South Africa  3.0%
Eskom Holdings SOC, Ltd.
5,000,000 6.350%,  8/10/2028
a
5,084,508
3,000,000 8.450%,  8/10/2028 3,157,711
South Africa Government
International Bond
2,000,000 7.100%,  11/19/2036
a
2,089,134
2,500,000 6.250%,  3/8/2041 2,304,206
2,000,000 5.375%,  7/24/2044 1,617,761
6,100,000 5.650%,  9/27/2047 4,920,651
Total 19,173,971
Sri Lanka  0.8%
Sri Lanka Government International
Bond
853,846 4.000%,  4/15/2028
a
814,790
1,638,280 3.350%,  3/15/2033
a,c
1,461,672
946,400 3.600%,  6/15/2035
a,c
728,577
1,142,640 3.600%,  5/15/2036
a,c
1,072,928
1,286,240 3.600%,  2/15/2038
a,c
1,210,265
Total 5,288,232
Suriname  0.3%
Suriname Government International
Bond
1,000,000 7.700%,  11/6/2030
a
1,039,500
1,000,000 8.500%,  11/6/2035
a,b
1,084,200
Total 2,123,700
Trinidad and Tobago  0.5%
Port of Spain Waterfront
Development
933,333 7.875%,  2/19/2040
a
960,960
Telecommunications Services of
Trinidad and Tobago, Ltd.
2,000,000 8.875%,  10/18/2029
a
2,034,000
Total 2,994,960

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Turkey  3.2%
TC Ziraat Bankasi AS
$ 1,000,000 7.250%,  2/4/2030
a
$ 1,019,642
Turkiye Government International
Bond
3,600,000 6.125%,  10/24/2028 3,639,044
3,000,000 7.125%,  2/12/2032 3,057,036
3,800,000 6.500%,  9/20/2033
b
3,696,746
3,435,000 6.750%,  5/30/2040 3,212,097
2,000,000 6.000%,  1/14/2041 1,717,474
1,000,000 4.875%,  4/16/2043 725,813
1,800,000 5.750%,  5/11/2047 1,395,886
Turkiye Ihracat Kredi Bankasi AS
2,000,000 6.125%,  5/2/2029
a
1,995,458
Total 20,459,196
Ukraine  1.2%
Ukraine Government International
Bond
74,612 Zero Coupon,  2/1/2030
a,c
47,229
375,226 Zero Coupon,  2/1/2030
c
237,515
1,402,166 Zero Coupon,  2/1/2034
c
663,162
278,813 Zero Coupon,  2/1/2034
a,c
131,866
2,132,932 4.500%,  2/1/2034
c
1,308,005
409,769 4.500%,  2/1/2034
a,c
251,288
1,184,929 Zero Coupon,  2/1/2035
c
602,892
235,617 Zero Coupon,  2/1/2035
a,c
119,882
3,310,025 4.500%,  2/1/2035
c
1,998,546
546,358 4.500%,  2/1/2035
a,c
329,883
2,426,201 4.500%,  2/1/2036
c
1,437,000
409,769 4.500%,  2/1/2036
a,c
242,700
Total 7,369,968
United Arab Emirates  2.3%
Abu Dhabi Government
International Bond
1,000,000 3.000%,  9/15/2051
a,b
638,075
2,000,000 3.125%,  5/3/2026
a
1,997,801
8,500,000 2.500%,  9/30/2029
a
7,982,036
Emirate of Sharjah Government
International Bond
4,800,000 4.000%,  7/28/2050
a
3,053,473
United Arab Emirates Government
International Bond
1,000,000 4.951%,  7/7/2052 904,621
Total 14,576,006
United Kingdom  0.1%
NAK Naftogaz Ukraine via Kondor
Finance plc
1,167,560
7.625%,PIK 0.000%,
11/8/2028
a,f
903,180
Total 903,180
Uruguay  1.9%
Uruguay Government International
Bond
2,500,000 4.975%,  4/20/2055 2,243,250
2,000,000 5.100%,  6/18/2050 1,855,900
8,340,312 4.375%,  1/23/2031 8,359,495
Total 12,458,645
Principal
Amount Long-Term Fixed Income  95.2% Value
Uzbekistan  1.2%
Uzbekistan Government
International Bond
$ 1,000,000 7.850%,  10/12/2028
a
$ 1,059,567
1,000,000 3.700%,  11/25/2030 933,473
3,000,000 3.900%,  10/19/2031
a
2,788,004
1,000,000 6.947%,  5/25/2032
a,b
1,078,556
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,944,501
Total 7,804,101
Venezuela  1.9%
Petroleos de Venezuela SA
3,000,000 12.750%,  2/17/2022
e
1,536,000
10,500,000 6.000%,  11/15/2026
e
4,147,500
Venezuela Government
International Bond
2,800,000 12.750%,  8/23/2022
e
1,587,600
7,000,000 9.000%,  5/7/2023
e
3,500,000
2,500,000 11.750%,  10/21/2026
e
1,421,250
Total 12,192,350
Virgin Islands, British  3.5%
Sinopec Group Overseas
Development 2017, Ltd.
3,000,000 3.625%,  4/12/2027 2,986,084
Sinopec Group Overseas
Development 2018, Ltd.
4,200,000 2.300%,  1/8/2031 3,866,663
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,491,579
3,000,000 3.500%,  5/4/2027 2,982,532
Total 22,326,858
Zambia  0.2%
Zambia Government International
Bond
891,783 0.500%,  12/31/2053 607,544
885,675 5.750%,  6/30/2033
c
871,447
Total 1,478,991
Total Long-Term Fixed Income
(cost $610,584,845) 609,416,644
Shares
Collateral Held for Securities
Loaned 2.7%
17,147,605 Thrivent Cash Management Trust 17,147,605
Total Collateral Held for
Securities Loaned
(cost $17,147,605) 17,147,605

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 3.8% Value
State Street Institutional U.S.
Government Money Market Fund
24,335,191 3.596%
g
$ 24,335,192
Total Short-Term Investments
(cost $24,335,192) 24,335,192
Total Investments (cost
$652,067,642) 101.7% $650,899,441
Other Assets and Liabilities,
Net (1.7%) (10,918,235)
Total Net Assets 100.0% $639,981,206
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $218,894,459 or 34.2%
of total net assets.
b All or a portion of the security is on loan.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2026.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Defaulted security.  Interest is not being accrued.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2026.
g The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of April 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 16,596,771
Total lending $16,596,771
Gross amount payable upon return of
collateral for securities loaned $17,147,605
Net amounts due to counterparty $550,834
Definitions:
PIK - Payment-In-Kind
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 35,270,504
Gross unrealized depreciation (36,398,018)
Net unrealized appreciation (depreciation) $ (1,127,514)
Cost for federal income tax purposes $ 652,026,955

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 2,034,000 – 2,034,000 –
Energy 12,717,156 – 12,717,156 –
Foreign Government 593,685,388 – 593,685,388 –
Utilities 980,100 – 980,100 –
Short-Term Investments 24,335,192 24,335,192 – –
Subtotal Investments in Securities $633,751,836 $24,335,192 $609,416,644 $–
Other Investments  * Total
Collateral Held for Securities Loaned 17,147,605
Subtotal Other Investments $17,147,605
Total Investments at Value $650,899,441
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $7,423 $84,536 $74,811 $17,148 17,148 2.7%
Total Collateral Held for Securities Loaned 7,423 17,148 2.7
Total Value $7,423 $17,148
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $37
Total Affiliated Income from Securities Loaned, Net $37
Total $– $– $–

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.4% Value
Bermuda  0.5%
6,430 Credicorp, Ltd. $ 2,084,413
195,000 Nine Dragons Paper Holdings, Ltd.
a
158,363
90,000 Orient Overseas International, Ltd. 1,571,229
Total 3,814,005
Brazil  3.8%
92,400 Allos SA 570,619
167,900 Alupar Investimento SA 1,173,516
274,000 Ambev SA 807,314
40,929 Axia Energia SA ADR
b
513,659
98,500 Banco ABC Brasil SA 499,283
444,258 Banco Bradesco SA ADR 1,723,721
258,800 Banco do Brasil SA 1,162,348
649,300 Banco do Estado do Rio Grande
do Sul SA 2,045,535
2,394,590 Cogna Educacao SA 1,344,352
28,651 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR
a
963,533
50,600 Companhia de Saneamento de
Minas Gerais COPASA MG 553,639
171,821 Companhia Energetica de Minas
Gerais ADR 432,989
6,622 Companhia Paranaense de Energia
- COPEL ADR 85,225
45,800 CPFL Energia SA 454,874
147,546 Cury Construtora e Incorporadora
SA 890,317
134,600 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 635,788
340,700 Direcional Engenharia SA 885,498
27,600 EcoRodovias Infraestrutura e
Logistica SA 48,826
563,870 Itau Unibanco Holding SA ADR 4,905,669
313,200 JHSF Participacoes SA 789,989
57,300 M. Dias Branco SA 273,089
698,088 Metalurgica Gerdau SA 1,402,718
203,242 Petroleo Brasileiro SA - Petrobras
ADR
b
4,477,421
132,000 TIM SA/Brazil 687,483
18,600 Transmissora Alianca de Energia
Eletrica SA 159,789
256,598 Vale SA ADR 4,197,943
Total 31,685,137
Canada  0.1%
46,900 China Gold International Resources
Corporation, Ltd. 1,007,429
Total 1,007,429
Cayman Islands  9.0%
208,500 3SBio, Inc.
c
623,652
1,018,304 Alibaba Group Holding, Ltd. 16,782,682
960,000 China Hongqiao Group, Ltd. 4,063,728
200,500 China Resources Land, Ltd. 842,407
1,527,000 Consun Pharmaceutical Group,
Ltd. 3,164,177
197,000 Geely Automobile Holdings, Ltd. 575,972
28,729 Hello Group, Inc. ADR 179,269
77,000 Hengan International Group
Company, Ltd. 263,984
32,136 Huazhu Group, Ltd. ADR 1,659,503
17,057 JOYY, Inc. ADR 1,006,192
691,500 Kingboard Holdings, Ltd. 3,919,938
Shares Common Stock  96.4% Value
Cayman Islands  9.0%  - continued
95,500 Kingboard Laminates Holdings,
Ltd. $ 426,327
366,500 Li Ning Company, Ltd. 954,172
22,220 Meituan
a,c
239,069
218,500 NetDragon Websoft Holdings, Ltd. 241,609
37,108 NetEase, Inc. ADR 4,360,561
79,589 NU Holdings, Ltd./Cayman Islands
a
1,152,449
25,476 PDD Holdings, Inc. ADR
a
2,544,543
4,912,000 Shui On Land, Ltd. 333,605
457,600 Tencent Holdings, Ltd. 27,791,085
296,000 WuXi Biologics (Cayman), Inc.
a,c
1,264,733
355,000 Xiaomi Corporation
a,c
1,332,032
54,650 ZTO Express Cayman, Inc. 1,384,768
Total 75,106,457
Chile  0.4%
348,642 Aguas Andinas SA 131,927
18,578 Banco de Chile ADR 703,549
12,769 Banco de Credito e Inversiones SA 862,799
26,581 Banco Santander Chile SA ADR 850,060
2,738,885 Colbun SA 407,876
8,122,564 Latam Airlines Group SA 193,177
Total 3,149,388
China  12.1%
996,000 Agricultural Bank of China, Ltd.,
Class H 776,978
229,800 Aluminum Corporation of China,
Ltd., Class A 396,638
1,096,000 Aluminum Corporation of China,
Ltd., Class H 1,605,155
76,000 Angel Yeast Company, Ltd. 418,166
80,900 Anhui Conch Cement Company,
Ltd., Class A 250,147
100,000 Anhui Expressway Company, Ltd. 202,763
3,848,500 BAIC Motor Corporation, Ltd.
a,c
686,393
4,325,000 Bank of China, Ltd., Class H 2,808,481
855,000 Bank of Communications Company,
Ltd., Class H 782,056
93,900 Bank of Ningbo Company, Ltd. 456,195
570,364 Baoshan Iron & Steel Company,
Ltd. 527,707
678,400 BOE Technology Group Company,
Ltd. 406,461
5,900 BYD Company, Ltd., Class H
a
78,483
27,200 Chaozhou Three-Circle Group
Company, Ltd. 345,175
482,200 China CITIC Bank Corporation,
Ltd., Class A 593,431
2,449,000 China CITIC Bank Corporation,
Ltd., Class H 2,568,266
1,454,000 China Coal Energy Company, Ltd. 2,720,199
6,416,000 China Construction Bank
Corporation, Class H 7,242,381
107,900 China International Capital
Corporation, Ltd., Class A 543,405
1,208,000 China International Capital
Corporation, Ltd., Class H
c
3,153,717
179,599 China Life Insurance Company,
Ltd., Class A 966,923
1,202,000 China Life Insurance Company,
Ltd., Class H 4,434,243
180,300 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 229,542

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.4% Value
China  12.1%  - continued
1,255,500 China Minsheng Banking
Corporation, Ltd. $ 572,951
135,100 China Pacific Insurance (Group)
Company, Ltd., Class A 739,313
992,200 China Pacific Insurance (Group)
Company, Ltd., Class H 4,331,318
568,300 China Petroleum & Chemical
Corporation, Class A 448,815
877,000 China Railway Group, Ltd. 425,153
152,500 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 578,209
165,000 China Shenhua Energy Company,
Ltd., Class H 1,024,959
117,500 CITIC Pacific Special Steel Group
Company, Ltd. 262,933
164,990 CITIC Securities Company, Ltd.,
Class A 659,686
449,500 CITIC Securities Company, Ltd.,
Class H 1,595,920
202,800 CMOC Group, Ltd., Class A 559,348
966,000 CMOC Group, Ltd., Class H 2,208,753
17,700 Contemporary Amperex
Technology Company, Ltd. 1,136,186
252,800 COSCO SHIPPING Holdings
Company, Ltd., Class A 523,565
1,206,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 2,218,142
19,700 CSC Financial Company, Ltd. 66,596
522,700 Datang International Power
Generation Company, Ltd. 319,253
34,200 Gree Electric Appliances, Inc. of
Zhuhai 200,759
184,600 Guotai Haitong Securities
Company, Ltd. 436,933
198,700 Hangzhou First Applied Material
Company, Ltd. 547,085
208,000 Harbin Electric Company, Ltd. 621,034
165,100 Hengli Petrochemical Company,
Ltd. 536,440
241,600 Huaneng Power International, Inc.,
Class A 247,439
1,550,000 Huaneng Power International, Inc.,
Class H 1,236,834
379,680 HUAYU Automotive Systems
Company, Ltd. 1,036,756
6,280,000 Industrial and Commercial Bank of
China, Ltd., Class H 5,657,968
468,300 Industrial Securities Company, Ltd. 417,151
322,400 Inner Mongolia Junzheng Energy
& Chemical Industry Group
Company, Ltd. 264,569
2,400 Kweichow Moutai Company, Ltd. 486,343
292,000 Lenovo Group, Ltd. 439,087
48,600 Midea Group Company, Ltd. 577,940
95,200 New China Life Insurance
Company, Ltd., Class A 901,743
408,000 New China Life Insurance
Company, Ltd., Class H 2,679,435
1,227,000 People's Insurance Company
(Group) of China, Ltd., Class H 839,534
414,300 PetroChina Company, Ltd., Class A 741,380
3,192,000 PetroChina Company, Ltd., Class H 4,923,705
83,100 Ping An Insurance (Group)
Company of China, Ltd., Class A 724,507
669,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 5,441,765
Shares Common Stock  96.4% Value
China  12.1%  - continued
261,800 SAIC Motor Corporation, Ltd. $ 530,142
230,100 Sanan Optoelectronics Company,
Ltd. 461,509
124,800 Sany Heavy Industry Company,
Ltd. 372,801
113,000 Satellite Chemical Company, Ltd. 489,460
5,500 SDIC Capital Company, Ltd. 5,416
80,500 Shandong Gold Mining Company,
Ltd. 408,438
654,900 Shandong Nanshan Aluminum
Company, Ltd. 518,429
387,100 Shanghai Electric Group Company,
Ltd. 460,035
32,400 Shanghai Fosun Pharmaceutical
Group Company, Ltd. 118,426
142,900 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 357,760
313,500 Shenergy Company, Ltd. 415,636
290,300 Sichuan Road and Bridge Group
Company, Ltd. 348,318
638,900 Sinolink Securities Company, Ltd. 842,791
113,600 Sinopharm Group Company, Ltd. 270,227
44,400 Spring Airlines Company, Ltd. 307,163
180,000 Tianshan Aluminum Group
Company, Ltd. 442,601
562,000 Tong Ren Tang Technologies
Company, Ltd. 276,449
33,200 TongFu Microelectronics Company,
Ltd. 252,208
11,853 Vipshop Holdings, Ltd. ADR 170,565
51,600 Wanhua Chemical Group
Company, Ltd. 678,442
147,100 Wuhan Guide Infrared Company,
Ltd.
a
320,606
43,700 WuXi AppTec Company, Ltd., Class
A 708,009
242,300 WuXi AppTec Company, Ltd., Class
H
c
4,256,706
268,200 XCMG Construction Machinery
Company, Ltd. 391,807
157,000 Xinhua Winshare Publishing and
Media Company, Ltd. 207,796
374,000 Yankuang Energy Group Company,
Ltd. 784,712
73,200 Zhejiang Chint Electrics Company,
Ltd. 351,859
384,500 Zhejiang Dahua Technology
Company, Ltd. 1,045,938
187,700 Zhejiang Longsheng Group
Company, Ltd. 361,305
100,565 Zhejiang NHU Company, Ltd. 513,374
65,803 Zhuzhou CRRC Times Electric
Company, Ltd. 468,239
127,200 Zijin Mining Group Company, Ltd.,
Class A 626,373
822,000 Zijin Mining Group Company, Ltd.,
Class H 3,817,370
248,300 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 289,947
Total 100,693,269
Colombia  0.3%
41,449 Grupo Cibest SA 859,398

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.4% Value
Colombia  0.3%  - continued
22,472 Grupo Cibest SA ADR $ 1,532,366
Total 2,391,764
Cyprus  <0.1%
71,245 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic  0.3%
25,611 Komercni Banka AS 1,363,320
92,722 Moneta Money Bank AS
c
816,230
285 Philip Morris CR 260,624
Total 2,440,174
Egypt  <0.1%
143,799 Commercial International Bank
Egypt SAE GDR 360,500
Total 360,500
Greece  0.6%
17,365 Aegean Airlines SA 227,699
34,885 Alpha Bank SA 140,002
383,947 Eurobank SA 1,670,580
28,877 HELLENiQ ENERGY Holdings SA 333,324
11,750 Motor Oil (Hellas) Corinth Refineries
SA 524,036
117,301 National Bank of Greece SA 1,859,014
73,469 Piraeus Bank SA 695,538
Total 5,450,193
Hong Kong  1.2%
829,000 China Nonferrous Mining
Corporation, Ltd. 1,441,385
505,000 China Overseas Grand Oceans
Group, Ltd. 183,632
792,000 China Taiping Insurance Holdings
Company, Ltd. 2,264,248
1,268,000 CITIC, Ltd. 2,107,233
254,000 CSPC Pharmaceutical Group, Ltd. 276,752
1,547,000 Genertec Universal Medical Group
Company, Ltd.
c
1,148,527
1,234,000 Guangdong Investment, Ltd. 1,288,748
217,000 Weichai Power Company, Ltd.,
Class H 1,078,683
Total 9,789,208
Hungary  0.6%
146,427 MOL Hungarian Oil & Gas plc 1,951,777
25,433 OTP Bank Nyrt 3,411,301
Total 5,363,078
India  10.5%
46,490 Aditya Birla Sun Life Asset
Management Company, Ltd. 499,708
3,524 AIA Engineering, Ltd. 147,278
5,203 Anand Rathi Wealth, Ltd. 198,145
15,772 Asian Paints, Ltd. 409,259
21,038 Avanti Feeds, Ltd. 309,667
97,088 Axis Bank, Ltd. 1,302,200
717,602 Bharat Petroleum Corporation, Ltd. 2,284,972
283,046 Bharti Airtel, Ltd. 5,658,069
27,464 Britannia Industries, Ltd. 1,656,861
140,321 Canara Bank 200,272
Shares Common Stock  96.4% Value
India  10.5%  - continued
24,268 Ceat, Ltd. $ 886,527
241,686 Chambal Fertilisers and Chemicals,
Ltd. 1,115,439
45,943 Cipla, Ltd. 636,696
6,705 Coromandel International, Ltd. 140,679
31,866 Cummins India, Ltd. 1,775,392
25,000 Eicher Motors, Ltd. 1,881,122
88,069 Federal Bank, Ltd. 267,779
73,454 Great Eastern Shipping Company,
Ltd. 1,226,752
25,574 HCL Technologies, Ltd. 325,274
24,814 HDFC Asset Management
Company, Ltd.
a,c
711,992
734,881 HDFC Bank, Ltd.
a
6,010,646
38,444 Hero MotoCorp, Ltd. 2,077,395
414,913 Hindalco Industries, Ltd. 4,558,479
242,454 Hindustan Petroleum Corporation,
Ltd. 961,057
108,899 ICICI Bank, Ltd. ADR 2,895,624
1,046,749 Indian Oil Corporation, Ltd. 1,575,796
166,618 Infosys, Ltd. ADR
b
2,076,060
35,098 JB Chemicals & Pharmaceuticals,
Ltd. 756,712
189,238 JSW Steel, Ltd. 2,533,454
28,082 Kajaria Ceramics, Ltd. 353,066
48,952 Larsen & Toubro, Ltd. 2,079,473
13,351 LTM, Ltd.
c
605,394
86,889 Lupin, Ltd. 2,123,838
40,191 Mahindra & Mahindra, Ltd. 1,318,154
17,756 Maruti Suzuki India, Ltd. 2,505,031
1,225 MRF, Ltd. 1,680,226
550,297 National Aluminium Company, Ltd. 2,328,376
26,202 Nava, Ltd. 183,423
62,055 NLC India, Ltd. 208,134
623,166 NMDC, Ltd. 596,473
498,673 NTPC, Ltd. 2,105,639
1,181,274 Oil & Natural Gas Corporation, Ltd. 3,744,792
3,262 Persistent Systems, Ltd. 166,667
18,935 Polycab India, Ltd. 1,626,280
462,918 Reliance Industries, Ltd. 7,020,799
586,824 Samvardhana Motherson
International, Ltd. 754,733
48,862 SBI Life Insurance Company, Ltd.
c
938,429
71,773 Shipping Corporation of India, Ltd. 231,228
189,171 State Bank of India 2,139,714
16,655 Sun Pharmaceutical Industries, Ltd. 319,040
53,113 Tata Consultancy Services, Ltd. 1,393,808
1,893,910 Tata Steel, Ltd. 4,235,082
48,348 Tech Mahindra, Ltd. 755,754
9,559 TVS Motor Company, Ltd. 353,988
292,199 Vedanta Aluminium Metal, Ltd.
a,d
1,198,579
292,199 Vedanta Iron and Steel, Ltd.
a,d
45,992
292,199 Vedanta Oil and Gas, Ltd.
a,d
136,741
292,199 Vedanta Power, Ltd.
a,d
67,956
292,199 Vedanta, Ltd. 839,131
78,855 Wipro, Ltd. ADR
b
160,864
Total 87,296,110
Indonesia  0.3%
4,119,900 Aneka Tambang Tbk 894,078
1,450,600 Astra International Tbk PT 502,545
1,176,300 Bank Mandiri Persero Tbk PT 299,311
2,249,300 Medco Energi Internasional Tbk PT 228,077
3,176,200 Perusahaan Gas Negara (Persero)
Tbk PT 357,318

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.4% Value
Indonesia  0.3%  - continued
2,034,000 PT Telkom Indonesia (Persero) Tbk $ 332,728
Total 2,614,057
Kuwait  0.4%
804,085 Agility Public Warehousing
Company KSCC 377,266
743,548 Kuwait Finance House KSCP
a
1,910,254
240,352 Mobile Telecommunications
Company KSCP 445,530
145,272 National Bank of Kuwait KSCP
a
406,289
Total 3,139,339
Malaysia  0.9%
358,400 Malayan Banking Bhd 1,000,878
79,300 Malayan Cement Bhd 138,773
1,316,900 Public Bank Bhd 1,552,871
949,000 SD Guthrie Bhd 1,481,506
811,700 Sime Darby Bhd 442,401
683,000 Sunway Construction Group Bhd 1,178,031
553,200 Telekom Malaysia Bhd 1,043,189
51,300 United Plantations Bhd 409,986
Total 7,247,635
Mexico  1.2%
69,195 America Movil SAB de CV ADR 1,840,587
63,186 Cemex SAB de CV ADR 777,188
254,000 Fibra Uno Administracion SA de CV 435,778
161,400 Grupo Financiero Banorte SAB de
CV ADR 1,758,921
241,300 Grupo Mexico SAB de CV 2,645,273
36,300 Industrias Penoles SAB de CV
a
1,841,131
149,100 Megacable Holdings SAB de CV 524,327
27,400 Regional SAB de CV 230,042
Total 10,053,247
Netherlands  <0.1%
13,898 NEPI Rockcastle NV 117,642
Total 117,642
Panama  <0.1%
3,503 Intercorp Financial Services, Inc. 156,164
Total 156,164
Philippines  0.2%
174,720 International Container Terminal
Services, Inc. 2,017,913
Total 2,017,913
Poland  0.8%
28,842 Bank Polska Kasa Opieki SA 1,805,465
5,049 Erste Bank Polska SA 860,387
72,519 Orlen SA 2,665,260
52,043 Powszechna Kasa Oszczednosci
Bank Polski SA 1,363,298
56,703 Tauron Polska Energia SA 148,077
Total 6,842,487
Qatar  0.4%
672,889 Baladna
a
238,977
378,839 Commercial Bank PSQC 447,927
687,761 Doha Bank QPSC 510,012
Shares Common Stock  96.4% Value
Qatar  0.4%  - continued
48,315 Qatar Islamic Bank QPSC $ 294,853
391,457 Qatar National Bank QPSC 1,865,361
Total 3,357,130
Russian Federation  <0.1%
647,134 Gazprom PJSC ADR
a,d
65
56,865 GMK Norilskiy Nickel PAO ADR
a,d
6
23,359 LUKOIL PJSC
a,d,e
0
23,091 Mechel PJSC ADR
a,b,d
2
1,696 Novatek PJSC GDR
a,d
0
26,150 Polyus PJSC
a,d,e
0
1,260,120 Sberbank of Russia PJSC
a,d,e
1
67,230 Sovcomflot PJSC
a,d,e
0
257,974 Surgutneftegas PAO ADR
a,d
26
Total 100
Saudi Arabia  2.4%
13,139 Al Babtain Power &
Telecommunication Company 233,811
210,963 Al Rajhi Bank 3,867,782
23,138 Alinma Bank
a
150,329
177,405 Arab National Bank 1,021,351
143,892 Arabian Centres Company
c
674,620
209,187 Banque Saudi Fransi 1,078,878
158,790 Riyad Bank
a
878,521
7,969 SABIC Agri-Nutrients Company 309,875
23,287 Saudi Arabian Mining Company
a
408,376
573,024 Saudi Arabian Oil Company
c
4,250,243
227,556 Saudi Awwal Bank 2,069,903
23,037 Saudi Basic Industries Corporation 376,484
196,712 Saudi Energy Company 932,953
36,225 Saudi Investment Bank 127,978
322,153 Saudi National Bank 3,373,995
333 Saudi Telecom Company 3,870
17,595 Theeb Rent A Car Company 134,866
Total 19,893,835
South Africa  2.3%
124,157 Absa Group, Ltd.
b
1,740,819
221,379 AECI, Ltd. 1,468,551
19,743 African Rainbow Minerals, Ltd.
f
264,350
30,182 Coronation Fund Managers, Ltd. 80,435
240,855 DataTec, Ltd. 1,034,849
47,940 Exxaro Resources, Ltd.
f
632,897
152,494 FirstRand, Ltd. 808,536
69,110 Gold Fields, Ltd. ADR 2,935,793
689,168 Growthpoint Properties, Ltd.
b
676,446
27,003 Impala Platinum Holdings, Ltd. 378,502
97,439 Momentum Group, Ltd. 221,406
48,879 MTN Group, Ltd. 613,280
18,061 Naspers, Ltd. 978,002
23,250 Nedbank Group, Ltd. 371,220
194,814 Old Mutual, Ltd. 159,278
635,660 Redefine Properties, Ltd. 241,556
19,220 Sasol, Ltd.
a,f
267,149
410,120 Sibanye Stillwater, Ltd.
b
1,226,086
172,756 Standard Bank Group, Ltd. 3,329,246
13,629 Valterra Platinum, Ltd. 1,097,721
728,369 Vukile Property Fund, Ltd. 1,043,838
Total 19,569,960
South Korea  17.4%
55,837 BNK Financial Group, Inc. 708,975

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.4% Value
South Korea  17.4%  - continued
4,240 Celltrion, Inc. $ 577,542
4,082 CJ Corporation 621,597
1,946 DB HiTek Company, Ltd. 210,715
22,819 GC Corporation 215,946
42,105 GS Holdings Corporation 2,338,525
42,873 Hana Financial Group, Inc. 3,724,873
21,728 Hanwha Corporation 1,975,230
6,369 HD Hyundai Company, Ltd. 1,352,239
5,178 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 1,621,375
2,591 Hyosung Corporation 403,904
7,104 Hyundai Department Store
Company, Ltd. 525,354
7,232 Hyundai Motor Company 2,621,309
95,731 iM Financial Group Company, Ltd. 1,238,865
11,806 Kakao Corporation 380,071
24,630 KB Financial Group, Inc. 2,697,113
20,460 Kia Corporation 2,110,281
17,006 Korean Reinsurance Company 142,118
4,462 LG Chem, Ltd. 1,208,502
24,034 LG Corporation 1,622,023
71,080 LG Uplus Corporation 762,172
16,777 LX International Corporation 608,010
23,420 Mirae Asset Securities Company,
Ltd.
a
1,040,269
4,753 Misto Holdings Corporation 130,745
13,063 NAVER Corporation 1,876,399
4,235 POSCO Holdings, Inc. 1,335,724
1,588 Samsung Biologics Company,
Ltd.
a,c
1,583,299
13,532 Samsung C&T Corporation 2,764,649
1,647 Samsung Electro-Mechanics
Company, Ltd. 944,859
359,863 Samsung Electronics Company,
Ltd. 54,190,938
25,698 SD Biosensor, Inc. 146,543
50,746 Shinhan Financial Group Company,
Ltd. 3,446,097
6,872 Shinsegae, Inc. 1,899,217
42,376 SK Hynix, Inc. 37,789,590
9,598 SK Square Company, Ltd.
a
5,586,045
10,582 SK, Inc. 3,080,371
1,257 Tokai Carbon Korea Company, Ltd. 253,644
65,950 Woori Financial Group, Inc. 1,503,934
2,228 Youngone Holdings Company, Ltd. 314,908
Total 145,553,970
Switzerland  <0.1%
11,600 BeOne Medicines, Ltd.
a
263,310
Total 263,310
Taiwan  24.7%
57,000 Accton Technology Corporation 4,174,486
21,000 Arcadyan Technology Corporation 106,334
79,609 ASE Technology Holding Company,
Ltd. ADR
b
2,500,519
14,000 Asia Vital Components Company,
Ltd. 1,281,746
1,000 ASPEED Technology, Inc. 537,573
1,751,000 Cathay Financial Holding
Company, Ltd. 4,274,391
21,000 Chroma ATE, Inc. 1,434,937
47,556 Chunghwa Telecom Company, Ltd.
ADR 2,061,077
Shares Common Stock  96.4% Value
Taiwan  24.7%  - continued
88,000 Compeq Manufacturing Company,
Ltd. $ 686,219
4,469,000 CTBC Financial Holding Company,
Ltd. 7,391,830
153,000 Delta Electronics, Inc. 10,729,196
12,000 Elite Material Company, Ltd. 1,788,056
264,000 Far EasTone Telecommunications
Company, Ltd. 787,345
472,000 Feng Hsin Steel Company, Ltd. 907,220
506,000 First Financial Holding Company,
Ltd.
a
462,162
569,000 Fubon Financial Holding Company,
Ltd.
a
1,621,701
1,133,000 Hon Hai Precision Industry
Company, Ltd. 8,004,667
2,000 Hon Precision, Inc. 313,876
579,000 Hua Nan Financial Holdings
Company, Ltd.
a
585,679
463,000 KGI Financial Holding Company,
Ltd.
a
315,557
38,000 L&K Engineering Company, Ltd. 819,682
22,000 Lite-On Technology Corporation 117,961
19,000 Marketech International
Corporation 232,131
64,000 MediaTek, Inc. 5,342,825
530,000 Nan Ya Plastics Corporation 1,521,304
242,000 Quanta Computer, Inc. 2,412,952
96,000 Simplo Technology Company, Ltd. 1,089,808
1,739,000 SinoPac Financial Holdings
Company, Ltd.
a
1,703,980
1,105,000 Synnex Technology International
Corporation 2,896,696
1,762,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 122,321,333
21,000 Taiwan Surface Mounting
Technology Corporation 112,549
212,164 Topco Scientific Company, Ltd. 2,754,060
64,000 Tripod Technology Corporation 922,063
514,000 Tung Ho Steel Enterprise
Corporation 1,057,703
18,000 Unimicron Technology Corporation 511,260
17,000 United Integrated Services
Company, Ltd. 518,640
796,000 United Microelectronics
Corporation 1,999,438
470,000 Wah Lee Industrial Corporation 1,983,511
1,000 WinWay Technology Company, Ltd. 336,248
5,000 Wiwynn Corporation 750,703
1,033,000 WPG Holdings, Ltd. 3,310,041
119,000 WT Microelectronics Company, Ltd. 773,193
136,000 Yageo Corporation 1,386,614
39,000 Yankey Engineering Company, Ltd. 785,788
259,000 Yuanta Financial Holding Company,
Ltd.
a
429,102
Total 206,054,156
Thailand  3.1%
394,700 Advanced Info Service PCL NVDR 4,122,415
731,200 Central Pattana PCL NVDR 1,398,150
149,600 Delta Electronics Thailand PCL
NVDR 1,465,489
494,000 Kasikornbank PCL NVDR 2,939,980
1,480,900 Kiatnakin Phatra Bank PCL NVDR 3,592,899
3,606,900 Krung Thai Bank PCL NVDR 3,651,436

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.4% Value
Thailand  3.1%  - continued
432,100 PTT Exploration and Production
PCL NVDR $ 2,051,548
1,018,200 PTT PCL NVDR 1,101,052
537,800 SCB X PCL NVDR 2,163,247
221,700 Thai Oil PCL NVDR 327,839
600,100 Thanachart Capital PCL NVDR 1,031,350
329,000 TISCO Financial Group PCL NVDR
d
1,105,303
18,912,500 TMBThanachart Bank PCL NVDR 1,313,222
Total 26,263,930
Turkey  0.4%
1,470,124 Anadolu Efes Biracilik ve Malt
Sanayii AS
a
618,458
1,059,197 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 483,154
313,575 Enerjisa Enerji AS
c
852,212
59,485 Migros Ticaret AS 845,819
186,560 Sok Marketler Ticaret AS
a
210,476
71,552 Turkiye Petrol Rafinerileri AS 430,156
Total 3,440,275
United Arab Emirates  1.7%
130,789 Abu Dhabi Commercial Bank PJSC 491,380
39,244 Abu Dhabi Islamic Bank PJSC 234,342
203,752 Abu Dhabi National Oil Company
for Distribution PJSC 203,580
47,751 ADNOC Gas plc 43,811
90,450 Aldar Properties PJSC 190,226
1,690,406 Deyaar Development PJSC 377,374
542,521 Dubai Islamic Bank PJSC 1,054,586
416,611 Emaar Development PJSC 1,653,695
832,187 Emaar Properties PJSC 2,679,642
345,318 Emirates NBD Bank PJSC 2,726,368
197,054 Emirates Telecommunications
Group Company PJSC 997,851
607,917 First Abu Dhabi Bank PJSC 2,906,270
305,483 Sharjah Islamic Bank 246,176
101,827 Sharjah Islamic Bank, Rights
a
11,117
Total 13,816,418
United Kingdom  0.5%
42,367 AngloGold Ashanti plc
f
3,937,132
Total 3,937,132
United States  0.3%
3,232 Southern Copper Corporation
a
554,902
32,713 Yum China Holding, Inc. 1,584,945
Total 2,139,847
Virgin Islands, British  <0.1%
17,004 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $543,586,189) 805,025,259
Shares Preferred Stock 2.5%
Brazil  1.3%
10,757 Axia Energia SA, Class C ADR
a
129,623
137,300 Bradespar SA 639,391
586,600 Companhia de Saneamento do
Parana 938,219
Shares Preferred Stock  2.5% Value
Brazil  1.3%  - continued
232,100 Companhia de Saneamento do
Parana, Units $ 1,925,964
610,296 Itausa SA 1,714,370
539,700 Petroleo Brasileiro SA 5,380,870
Total 10,728,437
Russian Federation  <0.1%
2,930,700 Surgutneftegas PAO
a,d,e
4
65,200 Transneft PJSC
a,d,e
0
Total 4
South Korea  1.2%
99,040 Samsung Electronics Company,
Ltd. 10,689,776
Total 10,689,776
Total Preferred Stock
(cost $15,902,069) 21,418,217
Shares
Collateral Held for Securities
Loaned 1.5%
12,360,642 Thrivent Cash Management Trust 12,360,642
Total Collateral Held for
Securities Loaned
(cost $12,360,642) 12,360,642
Shares or
Principal
Amount Short-Term Investments 0.2%
Federal Home Loan Bank Discount
Notes
300,000 3.610%,  6/5/2026
g,h
298,920
400,000 3.610%,  6/10/2026
g,h
398,360
100,000 3.590%,  6/22/2026
g,h
99,470
100,000 3.630%,  7/15/2026
g,h
99,241
100,000 3.590%,  7/22/2026
g,h
99,171
Federal National Mortgage
Association Discount Notes
400,000 3.595%,  6/1/2026
g,h
398,720
Total Short-Term Investments
(cost $1,394,012) 1,393,882
Total Investments (cost
$573,242,912) 100.6% $840,198,000
Other Assets and Liabilities,
Net (0.6%) (5,423,096)
Total Net Assets 100.0% $834,774,904

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $23,137,248 or 2.8% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 12,013,948
Total lending $12,013,948
Gross amount payable upon return of
collateral for securities loaned $12,360,642
Net amounts due to counterparty $346,694
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 282,921,600
Gross unrealized depreciation (29,217,576)
Net unrealized appreciation (depreciation) $ 253,704,024
Cost for federal income tax purposes $ 588,643,323

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 55,922,905 9,447,686 46,475,219 0
Consumer Discretionary 51,618,451 5,959,556 45,658,895 –
Consumer Staples @ 8,281,270 – 8,281,270 0
Energy @ 47,827,709 4,477,421 43,350,197 91
Financials 184,861,968 16,004,015 167,752,649 1,105,304
Health Care 19,666,553 – 19,666,553 –
Industrials 50,206,707 – 48,757,439 1,449,268
Information Technology 291,681,266 4,737,443 286,943,823 –
Materials @ 69,047,245 8,465,826 60,581,411 8
Real Estate 12,921,915 – 12,921,915 –
Utilities 12,989,270 1,995,406 10,993,864 –
Preferred Stock
Energy @ 5,380,874 – 5,380,870 4
Financials 1,714,370 – 1,714,370 –
Information Technology 10,689,776 – 10,689,776 –
Materials 639,391 – 639,391 –
Utilities 2,993,806 129,623 2,864,183 –
Short-Term Investments 1,393,882 – 1,393,882 –
Subtotal Investments in Securities $827,837,358 $51,216,976 $774,065,707 $2,554,675
Other Investments  * Total
Collateral Held for Securities Loaned 12,360,642
Subtotal Other Investments $12,360,642
Total Investments at Value $840,198,000
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,149,347 2,149,347 – –
Total Asset Derivatives $2,149,347 $2,149,347 $– $–

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Emerging Markets Equity Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling
$1,393,882 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 353 June 2026 $ 26,694,283 $ 2,149,347
Total Futures Long Contracts $ 26,694,283 $ 2,149,347
Total Futures Contracts $ 26,694,283 $2,149,347
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Emerging Markets Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,149,347
Total Equity Contracts 2,149,347
Total Asset Derivatives $2,149,347
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 3,329,436
Total Equity Contracts
3,329,436
Total $3,329,436
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,766,327
Total Equity Contracts 1,766,327
Total 1,766,327
The following table presents Emerging Markets Equity Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $19,900,930

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $6,260 $21,329 $15,228 $12,361 12,361 1.5%
Total Collateral Held for Securities Loaned 6,260 12,361 1.5
Total Value $6,260 $12,361
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $162
Total Affiliated Income from Securities Loaned, Net $162
Total $– $– $–

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans 0.1%
a
Value
Communications Services  0.1%
Cable One, Inc., Term Loan
$ 1,000,000
0.000%,  (TSFR1M +
2.000%), 5/3/2028
b,c,d
$ 944,380
Total 944,380
Total Bank Loans
(cost $948,571) 944,380
Principal
Amount Long-Term Fixed Income 97.3% Value
Basic Materials  5.7%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
1,557,000 8.625%,  6/15/2029
e
1,626,202
Alumina, Pty. Ltd.
1,611,000 6.125%,  3/15/2030
e
1,646,703
Avient Corporation
811,000 6.250%,  11/1/2031
e
822,778
Axalta Coating Systems Dutch
Holding B BV
1,312,000 7.250%,  2/15/2031
e
1,362,367
Carpenter Technology Corporation
719,000 5.625%,  3/1/2034
e
719,433
Cascades, Inc./Cascades USA,
Inc.
2,161,000 6.750%,  7/15/2030
e
2,182,394
Celanese US Holdings, LLC
622,000 6.850%,  11/15/2028 650,571
722,000 6.500%,  4/15/2030
f
738,551
716,000 6.629%,  7/15/2032 758,804
1,538,000 6.750%,  4/15/2033
f
1,584,114
Cerdia Finanz GmbH
1,471,000 9.375%,  10/3/2031
e
1,408,483
Chemours Company
2,871,000 4.625%,  11/15/2029
e,f
2,753,828
958,000 7.875%,  3/15/2034
e
979,669
Cleveland-Cliffs, Inc.
1,885,000 4.625%,  3/1/2029
e
1,816,807
953,000 6.875%,  11/1/2029
e
971,140
1,524,000 4.875%,  3/1/2031
e
1,404,529
722,000 7.375%,  5/1/2033
e
729,674
965,000 6.250%,  10/1/2040 782,847
Commercial Metals Company
1,916,000 6.000%,  12/15/2035
e
1,914,105
CVR Partners, LP/CVR Nitrogen
Finance Corporation
1,428,000 6.125%,  6/15/2028
e
1,427,036
First Quantum Minerals, Ltd.
958,000 7.250%,  2/15/2034
e
984,935
1,200,000 6.375%,  2/15/2036
e
1,179,681
FMC Corporation
956,000 4.500%,  10/1/2049 597,208
Fortescue Treasury, Pty. Ltd.
400,000 4.500%,  9/15/2027
e
396,880
485,000 5.875%,  4/15/2030
e
494,865
500,000 6.125%,  4/15/2032
e
516,739
INEOS Finance plc
2,459,000 7.500%,  4/15/2029
e,f
2,428,518
Magnera Corporation
1,381,000 7.250%,  11/15/2031
e,f
1,293,010
Principal
Amount Long-Term Fixed Income  97.3% Value
Basic Materials  5.7% - continued
Methanex Corporation
$ 964,000 5.250%,  12/15/2029
f
$ 958,100
435,000 5.650%,  12/1/2044 395,531
Methanex US Operations, Inc.
963,000 6.250%,  3/15/2032
e,f
990,971
Mineral Resources, Ltd.
1,060,000 9.250%,  10/1/2028
e
1,100,164
476,000 8.500%,  5/1/2030
e,f
490,303
863,000 7.000%,  4/1/2031
e
895,766
479,000 6.000%,  5/1/2032
e
475,286
479,000 6.250%,  5/1/2034
e
472,978
Novelis Corporation
963,000 4.750%,  1/30/2030
e
922,537
865,000 3.875%,  8/15/2031
e
786,311
Olin Corporation
961,000 6.625%,  4/1/2033
e
952,012
Olympus Water US Holding
Corporation
1,679,000 7.250%,  2/15/2033
e
1,641,126
Qnity Electronics, Inc.
2,400,000 5.750%,  8/15/2032
e
2,423,090
Solstice Advanced Materials, Inc.
960,000 5.625%,  9/30/2033
e
954,886
SunCoke Energy, Inc.
1,558,000 4.875%,  6/30/2029
e
1,436,377
Taseko Mines, Ltd.
1,743,000 8.250%,  5/1/2030
e
1,824,653
WR Grace Holdings, LLC
1,420,000 6.625%,  8/15/2032
e
1,409,457
Total 52,301,419
Capital Goods  11.0%
Advanced Drainage Systems, Inc.
1,571,000 6.375%,  6/15/2030
e
1,593,558
AECOM
1,921,000 6.000%,  8/1/2033
e
1,936,681
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
961,000 7.000%,  5/21/2030
e
992,713
Amsted Industries, Inc.
170,000 4.625%,  5/15/2030
e
164,818
1,580,000 6.375%,  3/15/2033
e
1,607,353
Ardagh Group SA
500,000
5.500%,PIK 6.500%,
12/1/2030
e,f,g
448,700
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
601,000 6.250%,  1/30/2031
e
605,090
ATI, Inc.
1,444,000 7.250%,  8/15/2030 1,503,893
Axon Enterprise, Inc.
765,000 6.125%,  3/15/2030
e
782,225
765,000 6.250%,  3/15/2033
e
785,013
Ball Corporation
600,000 3.125%,  9/15/2031 544,028
Bombardier, Inc.
1,061,000 7.250%,  7/1/2031
e
1,116,373
2,505,000 7.000%,  6/1/2032
e
2,614,829
481,000 6.750%,  6/15/2033
e
501,540
575,000 7.450%,  5/1/2034
e
632,403

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Capital Goods  11.0% - continued
Brundage-Bone Concrete
Pumping Holdings, Inc.
$ 1,415,000 7.500%,  2/1/2032
e
$ 1,438,063
Builders FirstSource, Inc.
1,955,000 5.000%,  3/1/2030
e
1,913,185
479,000 4.250%,  2/1/2032
e
444,338
300,000 6.375%,  3/1/2034
e
298,511
961,000 6.750%,  5/15/2035
e
970,494
CANPACK Group, Inc./CANPACK
SA
1,250,000 6.000%,  5/15/2031
e
1,250,584
CANPACK SA/CANPACK US, LLC
1,288,000 3.875%,  11/15/2029
e
1,218,512
Chart Industries, Inc.
1,086,000 7.500%,  1/1/2030
e
1,127,410
Clean Harbors, Inc.
720,000 6.375%,  2/1/2031
e
732,771
Clydesdale Acquisition Holdings,
Inc.
417,000 6.625%,  4/15/2029
e
410,441
475,000 6.875%,  1/15/2030
e
464,409
425,000 8.750%,  4/15/2030
e
385,614
962,000 6.750%,  4/15/2032
e
905,066
Columbus McKinnon Corporation/
NY
1,916,000 7.125%,  2/1/2033
e,f
1,926,931
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,770,000 6.625%,  12/15/2030
e
2,835,868
EquipmentShare.com, Inc.
1,437,000 9.000%,  5/15/2028
e
1,489,801
809,000 8.625%,  5/15/2032
e
857,997
ESAB Corporation
753,000 6.250%,  4/15/2029
e
762,946
476,000 5.625%,  4/1/2031
e
480,383
GFL Environmental Holdings US,
Inc.
1,915,000 5.500%,  2/1/2034
e
1,883,745
GFL Environmental, Inc.
2,348,000 4.000%,  8/1/2028
e
2,294,692
Herc Holdings, Inc.
1,577,000 6.625%,  6/15/2029
e
1,615,872
859,000 7.000%,  6/15/2030
e
893,680
240,000 5.750%,  3/15/2031
e
240,576
1,357,000 7.250%,  6/15/2033
e,f
1,421,090
240,000 6.000%,  3/15/2034
e
237,964
Installed Building Products, Inc.
383,000 5.625%,  2/1/2034
e
381,100
Mauser Packaging Solutions
Holding Company
1,291,000 7.875%,  4/15/2030
e
1,305,414
Mueller Water Products, Inc.
1,383,000 4.000%,  6/15/2029
e
1,339,567
Nesco Holdings II, Inc.
644,000 5.500%,  4/15/2029
e
640,788
New Enterprise Stone and Lime
Company, Inc.
2,142,000 5.250%,  7/15/2028
e
2,123,458
OI European Group BV
2,322,000 4.750%,  2/15/2030
e
2,155,896
Principal
Amount Long-Term Fixed Income  97.3% Value
Capital Goods  11.0% - continued
Owens-Brockway Glass Container,
Inc.
$ 1,283,000 6.625%,  5/13/2027
e
$ 1,284,310
588,000 7.375%,  6/1/2032
e,f
555,554
Quikrete Holdings, Inc.
3,833,000 6.375%,  3/1/2032
e
3,893,477
QXO Building Products, Inc.
1,443,000 6.750%,  4/30/2032
e
1,471,918
Resideo Funding, Inc.
1,569,000 6.500%,  7/15/2032
e
1,583,429
Reworld Holding Corporation
1,602,000 4.875%,  12/1/2029
e
1,531,119
Roller Bearing Company of
America, Inc.
827,000 4.375%,  10/15/2029
e
808,627
Sensata Technologies BV
1,391,000 4.000%,  4/15/2029
e
1,350,861
Sensata Technologies, Inc.
500,000 4.375%,  2/15/2030
e
484,781
561,000 3.750%,  2/15/2031
e
521,103
282,000 6.625%,  7/15/2032
e
290,962
Smyrna Ready Mix Concrete, LLC
2,857,000 8.875%,  11/15/2031
e
2,991,456
SRM Escrow Issuer, LLC
745,000 6.000%,  11/1/2028
e
744,391
Standard Building Solutions, Inc.
461,000 6.500%,  8/15/2032
e
465,555
2,162,000 6.250%,  8/1/2033
e
2,160,614
959,000 5.875%,  3/15/2034
e
934,907
Standard Industries, Inc./NY
964,000 4.750%,  1/15/2028
e
958,455
964,000 3.375%,  1/15/2031
e
875,004
Sword Purchaser, LLC
979,000 8.250%,  4/15/2033
e
1,001,672
979,000 10.500%,  4/15/2034
e
996,157
Synergy Infrastructure Holdings,
LLC
719,000 7.875%,  12/1/2030
e
754,881
TopBuild Corporation
476,000 4.125%,  2/15/2032
e
475,834
TransDigm, Inc.
1,450,000 6.750%,  8/15/2028
e
1,469,587
3,375,000 7.125%,  12/1/2031
e
3,497,411
2,780,000 6.625%,  3/1/2032
e
2,856,987
2,128,000 6.000%,  1/15/2033
e
2,148,343
240,000 6.250%,  1/31/2034
e
245,425
1,438,000 6.750%,  1/31/2034
e
1,477,252
1,197,000 6.125%,  7/31/2034
e
1,198,317
United Rentals North America, Inc.
1,667,000 4.875%,  1/15/2028 1,664,054
2,525,000 4.000%,  7/15/2030 2,420,825
1,439,000 5.375%,  11/15/2033
e
1,422,858
Waste Pro USA, Inc.
840,000 7.000%,  2/1/2033
e
855,713
WESCO Distribution, Inc.
993,000 6.375%,  3/15/2029
e
1,012,547
239,000 5.250%,  4/15/2031
e
238,851
696,000 6.625%,  3/15/2032
e
720,823
743,000 6.375%,  3/15/2033
e
767,440

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Capital Goods  11.0% - continued
$ 479,000 5.500%,  4/15/2034
e
$ 477,768
Total 100,885,651
Communications Services  11.3%
AMC Global Media, Inc.
2,161,000 10.500%,  7/15/2032
e
2,227,708
Cable One, Inc.
376,000 4.000%,  11/15/2030
e,f
262,184
CCO Holdings, LLC/CCO Holdings
Capital Corporation
498,000 5.000%,  2/1/2028
e
492,155
680,000 5.375%,  6/1/2029
e
669,025
774,000 6.375%,  9/1/2029
e
775,347
3,743,000 4.750%,  3/1/2030
e
3,548,100
970,000 4.500%,  8/15/2030
e
904,782
1,806,000 4.250%,  2/1/2031
e
1,640,322
2,673,000 4.750%,  2/1/2032
e,f
2,393,484
1,077,000 7.000%,  2/1/2033
e
1,061,635
500,000 4.500%,  6/1/2033
e,f
429,553
2,135,000 4.250%,  1/15/2034
e,f
1,790,743
1,436,000 7.375%,  2/1/2036
e,f
1,407,796
Clear Channel Outdoor Holdings,
Inc.
1,147,000 7.875%,  4/1/2030
e
1,194,197
Deluxe Corporation
1,868,000 8.125%,  9/15/2029
e
1,948,008
DIRECTV Financing, LLC
1,440,000 8.875%,  2/1/2030
e
1,466,600
481,000 8.875%,  2/1/2030
e
488,991
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
2,661,000 5.875%,  8/15/2027
e
2,662,974
1,338,000 10.000%,  2/15/2031
e
1,392,176
Discovery Global Holdings, Inc.
960,000 5.141%,  3/15/2052 628,800
4,080,000 4.054%,  3/15/2029 3,970,778
1,530,000 4.279%,  3/15/2032 1,385,767
3,775,000 5.050%,  3/15/2042 2,693,576
FiberCop SPA
2,891,000 6.000%,  9/30/2034
e
2,772,339
Getty Images, Inc.
1,636,000 10.500%,  11/15/2030
e
1,450,481
Gray Media, Inc.
962,000 7.250%,  8/15/2033
e
979,555
Iliad Holding SAS
1,302,000 8.500%,  4/15/2031
e
1,381,300
953,000 7.000%,  4/15/2032
e
967,537
Level 3 Financing, Inc.
482,000 3.625%,  1/15/2029
e,f
457,900
2,162,000 6.875%,  6/30/2033
e
2,231,253
2,161,000 7.000%,  3/31/2034
e
2,241,447
1,437,000 8.500%,  1/15/2036
e
1,539,043
McGraw-Hill Education, Inc.
2,543,000 5.750%,  8/1/2028
e
2,523,708
479,000 8.000%,  8/1/2029
e
479,166
Nexstar Media, Inc.
1,445,000 4.750%,  11/1/2028
e
1,423,702
2,879,000 6.500%,  9/15/2033
e
2,901,157
2,155,000 7.250%,  4/15/2034
e
2,168,762
Oak-Eagle Acquireco, Inc.
2,238,000 7.250%,  7/1/2033
e
2,306,071
Principal
Amount Long-Term Fixed Income  97.3% Value
Communications Services  11.3% - continued
$ 1,758,000 8.750%,  7/1/2034
e
$ 1,829,422
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,453,000 4.625%,  3/15/2030
e
1,413,791
Paramount Global
569,000 4.950%,  5/19/2050 357,358
948,000 4.200%,  6/1/2029 913,327
948,000 4.950%,  1/15/2031 894,256
1,427,000 6.875%,  4/30/2036 1,327,470
1,571,000 5.850%,  9/1/2043 1,153,220
Playtika Holding Corporation
958,000 4.250%,  3/15/2029
e
825,212
Rogers Communications, Inc.
722,000 7.000%,  4/15/2055
d
736,938
Scripps Escrow II, Inc.
1,435,000 3.875%,  1/15/2029
e,f
1,359,717
Sinclair Television Group, Inc.
709,000 8.125%,  2/15/2033
e
734,219
Sirius XM Radio, LLC
1,010,000 4.000%,  7/15/2028
e
980,818
500,000 4.125%,  7/1/2030
e,f
465,245
1,500,000 3.875%,  9/1/2031
e,f
1,357,879
958,000 5.875%,  4/15/2032
e
941,994
Snap, Inc.
960,000 6.875%,  3/15/2034
e
929,157
Telenet Finance Luxembourg
Notes SARL
2,000,000 5.500%,  3/1/2028
e
1,976,862
TELUS Corporation
1,911,000 6.625%,  10/15/2055
d
1,932,348
Uniti Group, LP/Uniti Fiber
Holdings, Inc./CSL Capital, LLC
958,000 6.000%,  1/15/2030
e,f
925,668
Uniti Services, LLC
1,200,000 7.500%,  10/15/2033
e
1,263,427
Univision Communications, Inc.
1,487,000 4.500%,  5/1/2029
e
1,418,763
1,446,000 7.375%,  6/30/2030
e
1,444,624
1,142,000 8.500%,  7/31/2031
e
1,159,016
1,197,000 8.875%,  4/15/2033
e
1,203,524
Viasat, Inc.
963,000 5.625%,  4/15/2027
e
960,684
Virgin Media Finance plc
1,195,000 5.000%,  7/15/2030
e
1,007,297
Virgin Media O2 Vendor Financing
Notes VI DAC
1,309,000 8.500%,  3/15/2033
e
1,174,892
Virgin Media Secured Finance plc
2,547,000 5.500%,  5/15/2029
e
2,457,512
VMED O2 UK Financing I plc
963,000 7.750%,  4/15/2032
e
936,195
Vodafone Group plc
760,000 4.125%,  6/4/2081
d
707,971
1,446,000 5.125%,  6/4/2081
d
1,138,660
VZ Secured Financing BV
2,439,000 5.000%,  1/15/2032
e
2,137,227
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,260,000 8.250%,  10/1/2031
e
1,332,699

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Communications Services  11.3% - continued
Zegona Finance plc
$ 1,220,000 8.625%,  7/15/2029
e
$ 1,276,211
Ziggo BV
1,915,000 4.875%,  1/15/2030
e
1,801,396
Total 103,733,121
Consumer Cyclical  18.3%
1011778 B.C., ULC/New Red
Finance, Inc.
475,000 3.875%,  1/15/2028
e
466,162
1,092,000 4.375%,  1/15/2028
e
1,078,232
962,000 6.125%,  6/15/2029
e
978,969
1,784,000 5.625%,  9/15/2029
e
1,800,008
Adient Global Holdings, Ltd.
629,000 8.250%,  4/15/2031
e,f
656,133
963,000 7.500%,  2/15/2033
e,f
985,095
ADT Security Corporation
942,000 4.125%,  8/1/2029
e
905,933
1,692,000 4.875%,  7/15/2032
e
1,611,407
Advance Auto Parts, Inc.
1,440,000 7.000%,  8/1/2030
e
1,485,469
862,000 7.375%,  8/1/2033
e,f
889,437
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
2,249,000 4.625%,  6/1/2028
e
2,217,046
1,065,000 4.625%,  6/1/2028
e
1,049,075
Allison Transmission, Inc.
731,000 3.750%,  1/30/2031
e
686,856
American Axle & Manufacturing,
Inc.
2,368,000 5.000%,  10/1/2029
f
2,300,965
960,000 6.375%,  10/15/2032
e
958,284
960,000 7.750%,  10/15/2033
e
937,275
Asbury Automotive Group, Inc.
1,377,000 5.000%,  2/15/2032
e
1,320,447
Ashton Woods USA, LLC/Ashton
Woods Finance Company
1,604,000 4.625%,  8/1/2029
e
1,535,297
Bath & Body Works, Inc.
471,000 6.950%,  3/1/2033 457,721
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
1,409,000 9.500%,  7/1/2032
e
1,228,950
Beach Acquisition Bidco, LLC
1,362,880
0.000%,PIK 10.750%,
7/15/2033
e,g
1,499,180
Belron UK Finance plc
1,946,000 5.750%,  10/15/2029
e
1,965,541
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
2,143,000 5.125%,  4/15/2029
e,f
1,931,242
Boyd Gaming Corporation
1,550,000 4.750%,  6/15/2031
e
1,493,853
Brightstar Lottery plc
2,608,000 5.250%,  1/15/2029
e
2,596,774
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
959,000 5.750%,  1/15/2033
e
940,289
Principal
Amount Long-Term Fixed Income  97.3% Value
Consumer Cyclical  18.3% - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 1,434,000 4.875%,  2/15/2030
e
$ 1,344,420
Caesars Entertainment, Inc.
1,033,000 4.625%,  10/15/2029
e
997,033
2,378,000 7.000%,  2/15/2030
e
2,414,154
191,000 6.500%,  2/15/2032
e
185,586
961,000 6.000%,  10/15/2032
e,f
861,280
Carnival Corporation
960,000 5.125%,  5/1/2029
e
957,123
3,110,000 5.750%,  8/1/2032
e
3,125,637
946,000 6.125%,  2/15/2033
e,f
959,868
Carvana Company
957,000
9.000%,PIK 0.000%,
6/1/2030
e,g
995,523
2,572,400
9.000%,PIK 0.000%,
6/1/2031
e,f,g
2,845,709
Churchill Downs, Inc.
717,000 4.750%,  1/15/2028
e
710,750
848,000 6.750%,  5/1/2031
e
867,349
Cushman & Wakefield US
Borrower, LLC
482,000 6.750%,  5/15/2028
e
482,040
Cyprium Corporation/Cyprium
Holdings Luxembourg SARL
712,000 6.125%,  4/15/2031
e
716,916
712,000 6.375%,  4/15/2034
e
711,096
Dana, Inc.
770,000 4.500%,  2/15/2032
f
727,271
Dream Finders Homes, Inc.
1,440,000 6.875%,  9/15/2030
e
1,412,151
eG Global Finance plc
482,000 12.000%,  11/30/2028
e
514,168
Flutter Treasury DAC
625,000 5.875%,  6/4/2031
e
622,662
Forestar Group, Inc.
1,434,000 6.500%,  3/15/2033
e
1,442,680
FORVIA SE
1,433,000 8.000%,  6/15/2030
e
1,507,278
964,000 6.750%,  9/15/2033
e,f
966,745
Gap, Inc.
695,000 3.625%,  10/1/2029
e
655,716
576,000 3.875%,  10/1/2031
e
526,994
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,628,000 7.750%,  5/31/2032
e
1,699,736
Genting New York, LLC/GENNY
Capital, Inc.
1,350,000 7.250%,  10/1/2029
e
1,370,917
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
701,000 8.375%,  1/15/2029
e
665,712
962,000 11.500%,  8/15/2029
e
976,892
1,283,000 8.750%,  1/15/2032
e
1,180,251
Goodyear Tire & Rubber Company
949,000 5.000%,  7/15/2029 910,343
1,601,000 5.250%,  4/30/2031
f
1,459,014
Hilton Domestic Operating
Company, Inc.
2,760,000 4.875%,  1/15/2030 2,739,761
482,000 4.000%,  5/1/2031
e
456,464

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Consumer Cyclical  18.3% - continued
$ 1,971,000 3.625%,  2/15/2032
e
$ 1,804,418
961,000 5.750%,  9/15/2033
e
967,453
IHO Verwaltungs GmbH
1,000,000
7.375%,PIK 8.125%,
5/15/2033
e,g
1,017,179
Jacobs Entertainment, Inc.
2,141,000 6.750%,  2/15/2029
e
2,098,180
K Hovnanian Enterprises, Inc.
720,000 8.000%,  4/1/2031
e
726,012
KB Home
2,235,000 4.800%,  11/15/2029 2,195,836
L Brands, Inc.
2,024,000 6.625%,  10/1/2030
e
2,051,199
1,393,000 6.875%,  11/1/2035 1,374,136
Life Time, Inc.
1,351,000 6.000%,  11/15/2031
e
1,371,431
Light & Wonder International, Inc.
850,000 7.250%,  11/15/2029
e
869,366
Lindblad Expeditions, LLC
1,917,000 7.000%,  9/15/2030
e
1,969,300
Lithia Motors, Inc.
962,000 4.625%,  12/15/2027
e
957,455
Live Nation Entertainment, Inc.
1,073,000 4.750%,  10/15/2027
e
1,069,793
Macy's Retail Holdings, LLC
480,000 7.375%,  8/1/2033
e
499,977
559,000 4.500%,  12/15/2034 487,825
1,916,000 6.375%,  3/15/2037 1,758,124
Marriott Ownership Resorts, Inc.
3,840,000 6.500%,  10/1/2033
e
3,692,332
Match Group Holdings II, LLC
1,723,000 4.125%,  8/1/2030
e
1,618,192
958,000 6.125%,  9/15/2033
e
946,549
Mattamy Group Corporation
1,199,000 6.000%,  12/15/2033
e
1,151,119
Melco Resorts Finance, Ltd.
1,922,000 5.375%,  12/4/2029
e
1,877,155
2,597,000 7.625%,  4/17/2032
e
2,678,347
1,442,000 6.500%,  9/24/2033
e
1,426,491
MGM Resorts International
500,000 4.625%,  9/1/2026 499,768
1,275,000 6.125%,  9/15/2029 1,291,729
Michaels Companies, Inc.
2,402,000 8.500%,  3/15/2033
e,f
2,372,095
Millrose Properties, Inc.
1,200,000 6.375%,  8/1/2030
e
1,215,317
942,000 6.250%,  9/15/2032
e
946,127
Muvico, LLC
966,179
9.000%,PIK 6.000%,
2/19/2029
e,f,g
1,007,648
NCL Corporation, Ltd.
1,026,000 5.875%,  1/15/2031
e
998,627
2,874,000 6.750%,  2/1/2032
e
2,859,899
1,200,000 6.250%,  9/15/2033
e
1,161,397
Nissan Motor Acceptance
Company, LLC
2,399,000 5.625%,  9/29/2028
e
2,385,642
2,399,000 6.125%,  9/30/2030
e
2,362,739
Nissan Motor Company, Ltd.
2,008,000 4.810%,  9/17/2030
e
1,875,310
Principal
Amount Long-Term Fixed Income  97.3% Value
Consumer Cyclical  18.3% - continued
Penn Entertainment, Inc.
$ 950,000 6.750%,  4/1/2031
e
$ 942,158
Petco Health and Wellness
Company, Inc.
479,000 8.250%,  2/1/2031
e,f
483,731
PetSmart, LLC/PetSmart Finance
Corporation
2,527,000 7.500%,  9/15/2032
e
2,558,837
Phinia, Inc.
1,296,000 6.625%,  10/15/2032
e
1,327,791
Rakuten Group, Inc.
946,000 11.250%,  2/15/2027
e
983,571
1,936,000 9.750%,  4/15/2029
e
2,123,814
1,810,000 8.125%,  12/15/2029
d,e,h
1,848,954
Raven Acquisition Holdings, LLC
629,000 6.875%,  11/15/2031
e
622,648
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
958,000 4.625%,  4/16/2029
e
856,342
Risewell Homes, Inc.
961,000 8.500%,  11/1/2030
e
981,876
S&S Holdings, LLC
1,569,000 8.375%,  10/1/2031
e
1,443,674
Service Corporation International/
US
964,000 3.375%,  8/15/2030 896,684
475,000 4.000%,  5/15/2031 448,789
1,143,000 5.750%,  10/15/2032 1,153,078
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
482,000 6.625%,  5/1/2032
e,f
490,574
Staples, Inc.
1,571,000 10.750%,  9/1/2029
e
1,501,640
Station Casinos, LLC
915,000 4.625%,  12/1/2031
e,f
861,245
Taylor Morrison Communities, Inc.
719,000 5.750%,  11/15/2032
e
726,680
Tenneco, Inc.
1,982,000 8.000%,  11/17/2028
e
2,005,550
TKC Holdings, Inc.
958,000 8.500%,  8/15/2030
e
980,602
Victoria's Secret & Company
582,000 4.625%,  7/15/2029
e
560,687
Victra Holdings, LLC/Victra
Finance Corporation
1,051,000 8.750%,  9/15/2029
e,f
1,100,481
Viking Cruises, Ltd.
3,514,000 5.875%,  10/15/2033
e
3,522,929
Wayfair, LLC
575,000 7.250%,  10/31/2029
e
589,244
335,000 7.750%,  9/15/2030
e
347,591
960,000 6.750%,  11/15/2032
e
970,567
Wyndham Hotels & Resorts, Inc.
479,000 5.625%,  3/1/2033
e
473,999
Wynn Macau, Ltd.
1,880,000 6.750%,  2/15/2034
e
1,884,078
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
600,000 5.125%,  10/1/2029
e
596,019
2,045,000 7.125%,  2/15/2031
e
2,164,432

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Consumer Cyclical  18.3% - continued
Yum! Brands, Inc.
$ 2,697,000 4.750%,  1/15/2030
e
$ 2,670,762
ZF North America Capital, Inc.
1,293,000 7.125%,  4/14/2030
e
1,296,441
963,000 6.750%,  4/23/2030
e
956,647
1,439,000 6.875%,  4/23/2032
e
1,408,153
Total 167,349,314
Consumer Non-Cyclical  11.0%
1261229 B.C., Ltd.
1,917,000 10.000%,  4/15/2032
e
1,979,835
Acadia Healthcare Company, Inc.
947,000 5.000%,  4/15/2029
e
926,664
AdaptHealth, LLC
2,847,000 4.625%,  8/1/2029
e
2,756,852
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
2,826,000 3.500%,  3/15/2029
e
2,694,985
480,000 5.500%,  3/31/2031
e
477,334
718,000 5.625%,  3/31/2032
e
708,319
285,000 6.250%,  3/15/2033
e
287,529
1,143,000 5.750%,  3/31/2034
e
1,112,730
Amneal Pharmaceuticals, LLC
480,000 6.875%,  8/1/2032
e
498,498
Bausch + Lomb Corporation
592,000 8.375%,  10/1/2028
e
611,240
BellRing Brands, Inc.
788,000 7.000%,  3/15/2030
e,f
800,210
BioMarin Pharmaceutical, Inc.
1,198,000 5.500%,  2/15/2034
e
1,189,576
Champ Acquisition Corporation
768,000 8.375%,  12/1/2031
e
809,072
CHS/Community Health Systems,
Inc.
1,207,000 6.000%,  1/15/2029
e
1,197,441
421,000 4.750%,  2/15/2031
e,f
393,924
1,101,000 10.875%,  1/15/2032
e
1,182,462
1,921,000 9.750%,  1/15/2034
e
1,981,339
Concentra Health Services, Inc.
836,000 6.875%,  7/15/2032
e
866,339
CVS Health Corporation
1,247,000 7.000%,  3/10/2055
d
1,293,784
2,314,000 6.750%,  12/10/2054
d
2,397,364
DaVita, Inc.
1,110,000 3.750%,  2/15/2031
e
1,029,734
1,742,000 6.875%,  9/1/2032
e,f
1,798,077
961,000 6.750%,  7/15/2033
e
990,858
Edgewell Personal Care Company
1,904,000 5.500%,  6/1/2028
e
1,900,096
Embecta Corporation
1,912,000 6.750%,  2/15/2030
e,f
1,788,491
Encompass Health Corporation
1,439,000 4.500%,  2/1/2028 1,427,843
Endo Finance Holdings, LP
1,725,000 8.500%,  4/15/2031
e
1,828,586
Energizer Holdings, Inc.
2,073,000 6.000%,  9/15/2033
e,f
1,982,416
Genmab AS/Genmab Finance,
LLC
2,397,000 6.250%,  12/15/2032
e
2,459,921
Principal
Amount Long-Term Fixed Income  97.3% Value
Consumer Non-Cyclical  11.0% - continued
Grifols SA
$ 859,000 4.750%,  10/15/2028
e
$ 846,961
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,537,000 4.875%,  6/1/2029
e
1,445,254
958,000 7.750%,  5/1/2033
e
978,497
HNI Corporation
958,000 5.125%,  1/18/2029
e
946,140
Industrial F&B Investments III, Inc.
1,078,000 7.750%,  2/11/2033
e
1,089,326
Insulet Corporation
577,000 6.500%,  4/1/2033
e
589,000
IQVIA, Inc.
1,922,000 6.250%,  6/1/2032
e
1,957,357
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
1,625,000 9.000%,  2/15/2029
e
1,698,635
718,000 7.125%,  4/30/2033
e
726,901
Lamb Weston Holdings, Inc.
700,000 4.125%,  1/31/2030
e
670,622
977,000 4.375%,  1/31/2032
e
920,187
LifePoint Health, Inc.
973,000 9.875%,  8/15/2030
e
1,031,571
473,000 10.000%,  6/1/2032
e,f
484,116
958,000 7.000%,  5/1/2034
e
934,114
Medline Borrower, LP
1,795,000 5.250%,  10/1/2029
e
1,786,403
Newell Brands, Inc.
997,000 6.375%,  9/15/2027 1,003,871
1,470,000 6.625%,  9/15/2029
f
1,468,990
1,092,000 6.375%,  5/15/2030 1,069,511
376,000 6.625%,  5/15/2032
f
365,015
959,000 7.500%,  4/1/2046 827,423
Organon & Company/Organon
Foreign Debt Co-Issuer BV
956,000 4.125%,  4/30/2028
e
943,559
2,715,000 5.125%,  4/30/2031
e
2,697,752
Performance Food Group, Inc.
1,946,000 4.250%,  8/1/2029
e
1,886,655
750,000 6.125%,  9/15/2032
e
760,253
958,000 5.625%,  3/1/2034
e
938,037
Perrigo Finance Unlimited
Company
1,656,000 4.900%,  6/15/2030 1,570,673
1,583,000 6.125%,  9/30/2032 1,489,552
Post Holdings, Inc.
1,085,000 4.625%,  4/15/2030
e
1,054,115
2,591,000 4.500%,  9/15/2031
e
2,435,899
1,461,000 6.250%,  10/15/2034
e
1,442,244
1,439,000 6.500%,  3/15/2036
e
1,429,540
Prime Healthcare Services, Inc.
3,696,000 9.375%,  9/1/2029
e
3,832,657
Radiology Partners, Inc.
941,000 8.500%,  7/15/2032
e
935,617
Simmons Foods, Inc.
1,708,000 4.625%,  3/1/2029
e
1,647,927
Sotera Health Holdings, LLC
963,000 7.375%,  6/1/2031
e
1,000,982
Spectrum Brands, Inc.
134,000 3.875%,  3/15/2031
e
117,226

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Consumer Non-Cyclical  11.0% - continued
Star Parent, Inc.
$ 2,000,000 9.000%,  10/1/2030
e
$ 2,095,108
Surgery Center Holdings, Inc.
958,000 7.250%,  4/15/2032
e,f
955,442
TEAM Services Holding, Inc.
1,435,000 9.000%,  2/15/2033
e,f
1,435,617
Tenet Healthcare Corporation
2,864,000 5.125%,  11/1/2027 2,861,424
2,620,000 4.375%,  1/15/2030 2,538,214
1,985,000 6.750%,  5/15/2031 2,039,719
1,439,000 5.500%,  11/15/2032
e
1,435,330
Teva Pharmaceutical Finance
Company, LLC
500,000 6.150%,  2/1/2036 523,839
US Acute Care Solutions, LLC
2,186,000 9.750%,  5/15/2029
e
2,065,851
Whirlpool Corporation
766,000 6.500%,  6/15/2033 733,646
Total 101,078,291
Energy  11.6%
Aethon United BR, LP/Aethon
United Finance Corporation
326,000 7.500%,  10/1/2029
e
340,571
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,623,000 5.375%,  6/15/2029
e
1,621,354
Archrock Services, LP/Archrock
Partners Finance Corporation
1,437,000 6.000%,  2/1/2034
e
1,446,363
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
984,000 5.875%,  6/30/2029
e
985,257
961,000 6.625%,  7/15/2033
e
987,329
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,574,000 7.000%,  7/15/2029
e
1,630,231
Buckeye Partners, LP
946,000 4.500%,  3/1/2028
e
937,284
965,000 6.875%,  7/1/2029
e
996,369
233,000 6.750%,  2/1/2030
e
241,035
California Resources Corporation
723,000 8.250%,  6/15/2029
e
753,901
475,000 7.000%,  1/15/2034
e,f
484,705
Caturus Energy, LLC
479,000 7.125%,  5/15/2031
e
480,321
CNX Resources Corporation
958,000 5.875%,  3/1/2034
e
950,322
Comstock Resources, Inc.
1,299,000 6.750%,  3/1/2029
e
1,294,628
2,460,000 5.875%,  1/15/2030
e
2,382,862
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
1,685,000 5.500%,  6/15/2031
e
1,664,463
Crescent Energy Finance, LLC
1,375,000 7.750%,  7/31/2029
e
1,383,594
1,260,000 7.625%,  4/1/2032
e
1,297,393
1,901,000 7.875%,  4/15/2032
e
1,970,776
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
1,781,000 8.625%,  3/15/2029
e
1,858,213
Principal
Amount Long-Term Fixed Income  97.3% Value
Energy  11.6% - continued
$ 961,000 7.375%,  6/30/2033
e
$ 991,794
Energy Transfer, LP
2,400,000 6.500%,  2/15/2056
d
2,406,468
Excelerate Energy, LP
694,000 8.000%,  5/15/2030
e
735,979
Genesis Energy LP/Genesis
Energy Finance Corporation
1,989,000 7.875%,  5/15/2032 2,085,234
718,000 6.750%,  3/15/2034 723,183
Harvest Midstream I, LP
2,107,000 7.500%,  9/1/2028
e
2,120,883
Hess Midstream Operations, LP
1,853,000 4.250%,  2/15/2030
e
1,797,145
Hilcorp Energy I, LP/Hilcorp
Finance Company
2,300,000 5.750%,  2/1/2029
e
2,298,569
964,000 6.000%,  4/15/2030
e
960,182
1,283,000 6.250%,  4/15/2032
e
1,274,588
Howard Midstream Energy
Partners, LLC
1,016,000 7.375%,  7/15/2032
e
1,059,442
1,440,000 6.625%,  1/15/2034
e
1,464,903
ITT Holdings, LLC
2,682,000 6.500%,  8/1/2029
e
2,643,888
Kodiak Gas Services, LLC
960,000 6.500%,  10/1/2033
e
981,986
480,000 6.750%,  10/1/2035
e
498,593
Moss Creek Resources Holdings,
Inc.
265,000 8.250%,  9/1/2031
e
268,275
Nabors Industries, Inc.
2,111,000 9.125%,  1/31/2030
e
2,217,029
1,439,000 7.625%,  11/15/2032
e
1,501,493
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
797,000 8.125%,  2/15/2029
e
826,153
1,959,000 8.375%,  2/15/2032
e
2,056,147
Noble Finance II, LLC
1,489,000 8.000%,  4/15/2030
e
1,548,658
Northern Oil and Gas, Inc.
1,405,000 8.750%,  6/15/2031
e,f
1,467,143
PBF Holding Company, LLC/PBF
Finance Corporation
1,573,000 6.000%,  2/15/2028 1,571,634
1,239,000 7.875%,  9/15/2030
e,f
1,270,108
Prairie Acquiror, LP
1,280,000 9.000%,  8/1/2029
e
1,336,668
Precision Drilling Corporation
1,184,000 6.875%,  1/15/2029
e
1,194,689
Rockies Express Pipeline, LLC
1,899,000 4.950%,  7/15/2029
e
1,873,015
Saturn Oil & Gas, Inc.
535,000 9.625%,  6/15/2029
e,f
561,015
SESI, LLC
960,000 7.875%,  9/30/2030
e
991,337
SM Energy Company
1,195,000 6.500%,  7/15/2028 1,198,487
2,651,000 8.750%,  7/1/2031
e,f
2,781,069
675,000 7.000%,  8/1/2032
e,f
692,900
1,395,000 6.625%,  4/15/2034
e
1,414,286
Sunoco, LP
1,992,000 7.000%,  5/1/2029
e
2,057,043

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Energy  11.6% - continued
$ 1,920,000 5.875%,  3/15/2034
e
$ 1,913,110
Sunoco, LP/Sunoco Finance
Corporation
1,385,000 5.875%,  3/15/2028 1,386,691
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
1,025,000 5.500%,  1/15/2028
e
1,022,532
1,446,000 7.375%,  2/15/2029
e
1,489,715
2,400,000 6.750%,  3/15/2034
e
2,452,286
Talos Production, Inc.
538,000 9.000%,  2/1/2029
e
561,256
TGNR Intermediate Holdings, LLC
1,562,000 5.500%,  10/15/2029
e
1,540,745
Transocean International, Ltd.
960,000 8.250%,  5/15/2029
e
996,745
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,316,000 7.125%,  3/15/2029
e
1,359,999
1,440,000 6.250%,  10/1/2033
e
1,453,120
Valaris, Ltd.
1,063,000 8.375%,  4/30/2030
e
1,108,463
Venture Global LNG, Inc.
3,279,000 8.125%,  6/1/2028
e
3,355,142
2,013,000 9.000%,  9/30/2029
d,e,h
1,990,943
667,000 7.000%,  1/15/2030
e
686,095
3,615,000 8.375%,  6/1/2031
e
3,769,122
1,849,000 9.875%,  2/1/2032
e,f
1,983,709
Venture Global Plaquemines LNG,
LLC
718,000 6.125%,  12/15/2030
e
740,458
1,345,000 6.500%,  1/15/2034
e
1,408,889
718,000 6.500%,  6/15/2034
e
751,339
962,000 7.750%,  5/1/2035
e
1,081,975
2,396,000 6.750%,  1/15/2036
e
2,547,044
Total 106,176,335
Financials  12.9%
Acrisure, LLC/Acrisure Finance,
Inc.
475,000 4.250%,  2/15/2029
e
453,680
482,000 7.500%,  11/6/2030
e
489,482
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
964,000 4.250%,  10/15/2027
e
949,096
1,191,000 6.750%,  4/15/2028
e
1,204,627
1,372,000 7.000%,  1/15/2031
e
1,400,254
Ally Financial, Inc.
1,136,000 6.700%,  2/14/2033
f
1,172,864
AmWINS Group, Inc.
796,000 6.375%,  2/15/2029
e
805,275
388,000 4.875%,  6/30/2029
e
375,235
Asurion, LLC/Asurion Co-Issuer,
Inc.
1,916,000 8.000%,  12/31/2032
e
2,001,433
958,000 8.375%,  2/1/2034
e
945,170
Azorra Finance, Ltd.
2,394,000 6.250%,  2/15/2034
e
2,300,252
Burford Capital Global Finance,
LLC
1,693,000 9.250%,  7/1/2031
e
1,576,606
Principal
Amount Long-Term Fixed Income  97.3% Value
Financials  12.9% - continued
$ 961,000 7.500%,  7/15/2033
e,f
$ 789,803
1,149,000 8.500%,  1/15/2034
e
970,905
Centene Corporation
3,352,000 4.625%,  12/15/2029 3,267,859
2,155,000 3.375%,  2/15/2030 2,002,508
3,352,000 3.000%,  10/15/2030 3,013,676
Citigroup, Inc.
955,000 6.875%,  12/29/2049
d
969,613
Constellation Insurance, Inc.
1,158,000 6.800%,  1/24/2030
e
1,156,845
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
2,866,000 5.950%,  9/17/2030
e
2,715,479
Encore Capital Group, Inc.
753,000 8.500%,  5/15/2030
e
804,170
992,000 6.625%,  4/15/2031
e,f
1,008,194
FirstCash, Inc.
1,885,000 5.625%,  1/1/2030
e
1,875,925
1,197,000 6.125%,  5/1/2034
e
1,194,156
Freedom Mortgage Holdings, LLC
1,549,000 9.250%,  2/1/2029
e
1,604,810
959,000 6.875%,  5/1/2031
e
925,038
964,000 9.125%,  5/15/2031
e
998,477
918,000 8.375%,  4/1/2032
e
930,719
960,000 7.875%,  4/1/2033
e
935,915
FTAI Aviation Investors, LLC
1,010,000 5.500%,  5/1/2028
e
1,009,583
1,307,000 7.000%,  5/1/2031
e
1,352,643
1,127,000 7.000%,  6/15/2032
e
1,163,331
GGAM Finance, Ltd.
996,000 8.000%,  6/15/2028
e
1,037,425
12,000 6.875%,  4/15/2029
e
12,260
2,401,000 5.875%,  3/15/2030
e
2,418,695
Global Aircraft Leasing Company,
Ltd.
2,345,000 8.750%,  9/1/2027
e
2,378,559
Global Net Lease, Inc.
631,000 4.500%,  9/30/2028
e
615,898
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
734,000 3.750%,  12/15/2027
e
717,453
goeasy, Ltd.
1,191,000 9.250%,  12/1/2028
e
1,126,259
482,000 7.625%,  7/1/2029
e,f
431,953
1,920,000 6.875%,  2/15/2031
e,f
1,594,950
Howard Hughes Corporation
316,000 4.125%,  2/1/2029
e
304,261
717,000 5.875%,  3/1/2032
e
701,508
HSBC Holdings plc
764,000 6.875%,  9/11/2029
d,h
782,717
HUB International, Ltd.
1,490,000 7.250%,  6/15/2030
e
1,541,362
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
3,131,000 5.250%,  5/15/2027 3,100,964
Jane Street Group/JSG Finance,
Inc.
1,559,000 4.500%,  11/15/2029
e
1,514,125
579,000 7.125%,  4/30/2031
e
600,290

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Financials  12.9% - continued
$ 966,000 6.125%,  11/1/2032
e
$ 971,079
2,420,000 6.750%,  5/1/2033
e
2,486,093
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
850,000 5.000%,  8/15/2028
e
815,438
1,847,000 6.625%,  10/15/2031
e
1,802,208
Jefferson Capital Holdings, LLC
798,000 6.000%,  8/15/2026
e
794,010
1,028,000 9.500%,  2/15/2029
e
1,081,714
473,000 8.250%,  5/15/2030
e
495,026
Liberty Mutual Group, Inc.
543,000 4.125%,  12/15/2051
d,e
537,064
Molina Healthcare, Inc.
645,000 4.375%,  6/15/2028
e
635,911
958,000 6.250%,  1/15/2033
e
956,992
MPT Operating Partnership, LP/
MPT Finance Corporation
1,527,000 8.500%,  2/15/2032
e
1,586,399
Navient Corporation
578,000 5.000%,  3/15/2027 574,280
316,000 5.500%,  3/15/2029 303,716
OneMain Finance Corporation
901,000 3.500%,  1/15/2027 889,395
998,000 3.875%,  9/15/2028 965,054
962,000 6.750%,  3/15/2032 961,722
4,085,000 7.125%,  9/15/2032 4,142,424
Osaic Holdings, Inc.
868,000 6.750%,  8/1/2032
e
881,622
Panther Escrow Issuer, LLC
479,000 7.125%,  6/1/2031
e
481,243
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
2,286,000 4.875%,  5/15/2029
e
2,223,689
PennyMac Financial Services, Inc.
480,000 7.125%,  11/15/2030
e
486,312
1,443,000 6.875%,  5/15/2032
e
1,427,162
661,000 6.875%,  2/15/2033
e
649,997
480,000 6.750%,  2/15/2034
e
464,560
Phoenix Aviation Capital, Ltd.
1,538,000 9.250%,  7/15/2030
e
1,569,618
PRA Group, Inc.
1,520,000 8.375%,  2/1/2028
e
1,544,010
RHP Hotel Properties, LP/RHP
Finance Corporation
965,000 4.500%,  2/15/2029
e
948,672
239,000 5.750%,  3/15/2034
e
237,568
Rithm Capital Corporation
480,000 8.000%,  4/1/2029
e
482,208
1,672,000 8.000%,  7/15/2030
e
1,673,216
RLJ Lodging Trust, LP
886,000 4.000%,  9/15/2029
e
837,179
Rocket Companies, Inc.
506,000 6.500%,  8/1/2029
e
515,457
933,000 6.125%,  8/1/2030
e
946,841
481,000 7.125%,  2/1/2032
e
497,174
1,442,000 6.375%,  8/1/2033
e
1,459,585
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
1,062,000 3.625%,  3/1/2029
e
1,019,274
1,800,000 3.875%,  3/1/2031
e
1,671,118
624,000 4.000%,  10/15/2033
e
562,207
Principal
Amount Long-Term Fixed Income  97.3% Value
Financials  12.9% - continued
Ryan Specialty, LLC
$ 481,000 4.375%,  2/1/2030
e
$ 466,782
1,471,000 5.875%,  8/1/2032
e
1,470,774
SLM Corporation
470,000 6.500%,  1/31/2030 474,510
Societe Generale SA
963,000 10.000%,  11/14/2028
d,e,h
1,052,545
Starwood Property Trust, Inc.
720,000 4.375%,  1/15/2027
e,f
717,183
1,440,000 5.250%,  10/15/2028
e
1,433,116
952,000 6.500%,  10/15/2030
e
979,137
480,000 5.750%,  1/15/2031
e
479,530
Stonebriar ABF Issuer, LLC
767,000 8.125%,  12/15/2030
e
805,688
Stonex Escrow Issuer, LLC
2,143,000 6.875%,  7/15/2032
e
2,215,744
Sumisho Air Lease Corporation
713,000 4.650%,  6/15/2026
d,h
709,720
Synchrony Financial
1,011,000 7.250%,  2/2/2033 1,048,072
United Wholesale Mortgage, LLC
2,151,000 5.500%,  4/15/2029
e
2,052,387
Vornado Realty, LP
479,000 5.750%,  2/1/2033 479,812
XHR, LP
961,000 4.875%,  6/1/2029
e
943,229
482,000 6.625%,  5/15/2030
e
493,185
Total 117,640,953
Technology  9.8%
Amentum Holdings, Inc.
1,518,000 7.250%,  8/1/2032
e
1,571,297
APLD ComputeCo 2, LLC
1,891,000 6.750%,  3/15/2031
e
1,872,194
APLD ComputeCo, LLC
2,586,000 9.250%,  12/15/2030
e
2,779,652
Black Pearl Compute, LLC
1,434,000 6.125%,  2/15/2031
e
1,454,919
Block, Inc.
960,000 5.625%,  8/15/2030
e
960,969
712,000 3.500%,  6/1/2031 646,585
3,056,000 6.500%,  5/15/2032 3,114,228
960,000 6.000%,  8/15/2033
e
958,147
CACI International, Inc.
638,000 6.375%,  6/15/2033
e
652,708
Cipher Compute, LLC
1,522,000 7.125%,  11/15/2030
e
1,577,567
Clarivate Science Holdings
Corporation
1,771,000 3.875%,  7/1/2028
e
1,710,451
Cloud Software Group, Inc.
5,818,000 6.500%,  3/31/2029
e
5,664,731
3,591,000 9.000%,  9/30/2029
e
3,525,950
Coherent Corporation
965,000 5.000%,  12/15/2029
e
954,565
Core Scientific Finance I, LLC
1,197,000 7.750%,  5/15/2031
c,e
1,194,013
CoreWeave, Inc.
1,289,000 9.250%,  6/1/2030
e,f
1,305,252
1,440,000 9.000%,  2/1/2031
e,f
1,430,870

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Technology  9.8% - continued
$ 1,436,000 9.750%,  10/1/2031
e
$ 1,444,315
Diebold Nixdorf, Inc.
972,000 7.750%,  3/31/2030
e
1,021,052
Edged Compute, LLC
958,000 7.500%,  4/30/2031
e
939,333
Fair Isaac Corporation
1,682,000 6.000%,  5/15/2033
e
1,658,829
950,000 6.250%,  9/15/2034
e
935,130
Flash Compute, LLC
1,530,000 7.250%,  12/31/2030
e
1,560,707
Gen Digital, Inc.
2,136,000 7.125%,  9/30/2030
e
2,166,212
481,000 6.250%,  4/1/2033
e
468,732
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
964,000 3.500%,  3/1/2029
e,f
900,856
ION Platform Finance US, Inc.
1,853,000 7.875%,  9/30/2032
e
1,440,015
ION Platform Finance US, Inc./ION
Platform Finance SARL
1,439,000 9.500%,  5/30/2029
e
1,345,577
Iron Mountain, Inc.
995,000 4.875%,  9/15/2027
e
992,777
765,000 5.000%,  7/15/2028
e
762,499
2,130,000 4.875%,  9/15/2029
e
2,100,579
1,593,000 5.250%,  7/15/2030
e
1,576,515
2,663,000 4.500%,  2/15/2031
e
2,559,077
Kioxia Holdings Corporation
1,522,000 6.625%,  7/24/2033
e
1,591,040
Meridian Arc Holdco, LLC
1,916,000 6.250%,  4/30/2031
e
1,915,564
NCR Atleos Corporation
797,000 9.500%,  4/1/2029
e
847,894
NCR Voyix Corporation
1,147,000 5.000%,  10/1/2028
e
1,123,194
902,000 5.125%,  4/15/2029
e
875,742
Neptune Bidco US, Inc.
2,705,000 9.290%,  4/15/2029
e
2,735,700
719,000 10.375%,  5/15/2031
e
741,987
1,341,000 9.500%,  2/15/2033
e
1,342,064
Open Text Corporation
2,201,000 3.875%,  12/1/2029
e
1,983,736
Open Text Holdings, Inc.
2,601,000 4.125%,  2/15/2030
e
2,341,508
Pitney Bowes, Inc.
497,000 6.875%,  3/15/2027
e,f
496,735
PR RNO Property Owner 1, LLC
2,634,000 6.500%,  5/1/2031
e
2,610,857
RingCentral, Inc.
1,797,000 8.500%,  8/15/2030
e
1,887,254
Rocket Software, Inc.
1,192,000 9.000%,  11/28/2028
e
1,186,101
Sabre GLBL, Inc.
1,722,000 11.125%,  7/15/2030
e
1,480,920
Seagate Data Storage Technology,
Private Ltd.
1,450,395 9.625%,  12/1/2032
e
1,613,016
574,000 5.750%,  12/1/2034
e
583,869
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
2,059,000 6.750%,  8/15/2032
e
2,054,931
Principal
Amount Long-Term Fixed Income  97.3% Value
Technology  9.8% - continued
SS&C Technologies, Inc.
$ 1,191,000 6.500%,  6/1/2032
e
$ 1,205,093
SV RNO Property Owner 1, LLC
2,763,000 5.875%,  3/1/2031
e
2,710,914
UKG, Inc.
2,069,000 6.875%,  2/1/2031
e
2,013,785
Viavi Solutions, Inc.
1,123,000 3.750%,  10/1/2029
e
1,069,836
WULF Compute, LLC
959,000 7.750%,  10/15/2030
e
1,007,904
Xerox Corporation
948,000 10.250%,  10/15/2030
e,f
791,580
Total 89,457,527
Transportation  2.2%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
2,077,024 5.750%,  4/20/2029
e
2,078,435
Avianca Midco 2 plc
548,807 9.000%,  12/1/2028
e
532,343
1,354,000 9.625%,  2/14/2030
e
1,276,145
1,000,000 9.500%,  1/28/2031
e
930,000
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,247,000 5.375%,  3/1/2029
e,f
1,211,667
DCLI Bidco, LLC
1,577,000 7.750%,  11/15/2029
e
1,620,066
OneSky Flight, LLC
2,006,000 8.875%,  12/15/2029
e
2,118,625
Rand Parent, LLC
2,376,000 8.500%,  2/15/2030
e
2,468,068
RXO, Inc.
1,197,000 6.375%,  5/15/2031
e
1,185,324
Star Leasing Company, LLC
713,000 7.625%,  2/15/2030
e
689,952
Stena International SA
1,593,000 7.250%,  1/15/2031
e
1,619,711
Stonepeak Nile Parent, LLC
472,000 7.250%,  3/15/2032
e
493,860
United Airlines Holdings, Inc.
718,000 4.875%,  3/1/2029 707,274
1,437,000 5.375%,  3/1/2031 1,416,327
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
1,187,000 9.500%,  6/1/2028
e,f
1,199,911
782,000 6.375%,  2/1/2030
e,f
732,315
Total 20,280,023
Utilities  3.5%
AES Corporation
1,439,000 7.600%,  1/15/2055
d
1,465,954
479,000 6.950%,  7/15/2055
d
467,288
Algonquin Power & Utilities
Corporation
3,772,000 4.750%,  1/18/2082
d
3,724,199
Alpha Generation, LLC
687,000 6.750%,  10/15/2032
e
703,629
Dominion Energy, Inc.
482,000 6.875%,  2/1/2055
d
499,410
482,000 7.000%,  6/1/2054
d
513,951

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.3% Value
Utilities  3.5% - continued
Duke Energy Corporation
$ 474,000 6.450%,  9/1/2054
d
$ 495,212
Emera US Finance, LLC
479,000 6.850%,  10/1/2056
d
480,433
Hawaiian Electric Company, Inc.
480,000 6.000%,  10/1/2033
e
481,602
Long Ridge Energy, LLC
2,158,000 8.750%,  2/15/2032
e
2,306,494
NRG Energy, Inc.
3,494,000 5.750%,  1/15/2034
e
3,468,188
1,916,000 5.875%,  5/15/2034
e
1,909,107
1,155,000 6.250%,  11/1/2034
e
1,168,433
1,916,000 6.125%,  5/15/2036
e
1,908,760
PacifiCorp
958,000 7.125%,  8/15/2056
d
954,874
PG&E Corporation
958,000 7.375%,  3/15/2055
d
985,358
742,000 5.000%,  7/1/2028 738,369
Talen Energy Supply, LLC
480,000 6.250%,  2/1/2034
e
476,418
480,000 6.500%,  2/1/2036
e
481,818
TerraForm Power Operating, LLC
3,293,000 5.000%,  1/31/2028
e
3,260,879
Topaz Solar Farms, LLC
935,196 4.875%,  9/30/2039
e
827,704
TransAlta Corporation
1,424,000 5.875%,  2/1/2034 1,420,438
Vistra Corporation
965,000 8.000%,  10/15/2026
d,e,h
973,480
1,859,000 7.000%,  12/15/2026
d,e,h
1,864,430
Total 31,576,428
Total Long-Term Fixed Income
(cost $888,121,846) 890,479,062
Shares
Collateral Held for Securities
Loaned 5.4% Value
48,876,508 Thrivent Cash Management Trust 48,876,508
Total Collateral Held for
Securities Loaned
(cost $48,876,508) 48,876,508
Shares or
Principal
Amount Short-Term Investments 1.9% Value
State Street Institutional U.S.
Government Money Market
Fund
17,767,866 3.596%
i
17,767,866
Total Short-Term Investments
(cost $17,767,866) 17,767,866
Total Investments (cost
$955,714,791) 104.7% $958,067,816
Other Assets and Liabilities, Net
(4.7%) (43,134,338)
Total Net Assets 100.0% $914,933,478
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $767,867,652 or 83.9%
of total net assets.
f All or a portion of the security is on loan.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2026.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core High Yield Bond
Fund as of April 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 47,196,169
Total lending $47,196,169
Gross amount payable upon return of
collateral for securities loaned $48,876,508
Net amounts due to counterparty $1,680,339
Definitions:
DAC - Designated Activity Company
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $19,746,372
Gross unrealized depreciation (13,258,434)
Net unrealized appreciation (depreciation) $6,487,938
Cost for federal income tax purposes $951,579,878

High Yield Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing High Yield Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Communications Services 944,380 – 944,380 –
Long-Term Fixed Income
Basic Materials 52,301,419 – 52,301,419 –
Capital Goods 100,885,651 – 100,885,651 –
Communications Services 103,733,121 – 103,733,121 –
Consumer Cyclical 167,349,314 – 167,349,314 –
Consumer Non-Cyclical 101,078,291 – 101,078,291 –
Energy 106,176,335 – 106,176,335 –
Financials 117,640,953 – 117,640,953 –
Technology 89,457,527 – 89,457,527 –
Transportation 20,280,023 – 20,280,023 –
Utilities 31,576,428 – 31,576,428 –
Short-Term Investments 17,767,866 17,767,866 – –
Subtotal Investments in Securities $909,191,308 $17,767,866 $891,423,442 $–
Other Investments  * Total
Collateral Held for Securities Loaned 48,876,508
Subtotal Other Investments $48,876,508
Total Investments at Value $958,067,816
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Bond Fund, is as follows:
Fund
Value
2/27/2026
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $68,603 $19,726 $48,877 48,877 5.4%
Total Collateral Held for Securities Loaned – 48,877 5.4
Total Value $ – $48,877
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/27/2026
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $32
Total Affiliated Income from Securities Loaned, Net $32
Total $– $– $–

International Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.7% Value
Australia  6.9%
83,802 ANZ Group Holdings, Ltd. $ 2,225,901
317,905 Aurizon Holdings, Ltd. 960,394
369,391 BHP Group, Ltd. 14,620,203
194,092 Brambles, Ltd. 3,162,227
54,491 Commonwealth Bank of Australia 6,863,482
290,302 DEXUS Property Group 1,309,593
658,247 GPT Group 2,270,185
3,157 JB Hi-Fi, Ltd. 176,308
84,665 National Australia Bank, Ltd. 2,449,158
198,788 Orica, Ltd. 3,032,007
223,661 QBE Insurance Group, Ltd. 3,622,821
94,772 Regis Resources, Ltd. 485,946
57,874 Rio Tinto, Ltd. 7,088,940
1,186,589 Telstra Corporation, Ltd. 4,557,108
49,787 Vault Minerals, Ltd. 166,102
40,159 Ventia Services Group, Pty. Ltd. 154,599
95,353 Westpac Banking Corporation 2,667,650
Total 55,812,624
Austria  <0.1%
6,388 Voestalpine AG 330,280
Total 330,280
Belgium  1.4%
7,921 Ackermans & van Haaren NV 2,612,457
15,136 Ageas SA NV 1,186,132
86,031 Anheuser-Busch InBev SA/NV 6,500,665
5,004 UCB SA
a
1,362,550
Total 11,661,804
Bermuda  0.3%
28,984 Hiscox, Ltd. 609,888
23,700 Jardine Matheson Holdings, Ltd. 1,615,683
Total 2,225,571
Cayman Islands  0.5%
3,032,000 WH Group, Ltd.
b
3,685,240
Total 3,685,240
Denmark  0.6%
5,140 ALK-Abello AS 192,522
35,880 ISS AS 1,316,244
84,178 Novo Nordisk AS 3,580,592
Total 5,089,358
Finland  0.5%
36,578 Fortum Oyj 921,515
21,753 Konecranes Oyj
a
714,436
73,781 Nordea Bank Abp 1,387,448
45,473 Sampo Oyj 472,523
17,428 Wartsila Corporation 731,930
Total 4,227,852
France  8.0%
21,384 Air Liquide SA 4,600,578
228,055 AXA SA 10,993,494
112,155 BNP Paribas SA 11,778,727
17,557 Bouygues SA 1,038,320
220,822 Credit Agricole SA 4,313,135
69,785 Engie SA 2,300,301
785 EssilorLuxottica SA 166,161
5,820 Ipsen SA 1,143,063
Shares Common Stock  98.7% Value
France  8.0%  - continued
9,356 Ipsos SA $ 396,787
41,703 Legrand SA 7,471,685
5,284 LVMH Moet Hennessy Louis Vuitton
SE 2,822,772
26,166 Safran SA 8,402,265
7,882 Sanofi SA 737,572
30,261 Societe Generale SA 2,436,020
37,232 TotalEnergies SE 3,461,603
14,217 Vinci SA 2,149,936
Total 64,212,419
Germany  6.6%
34,826 Allianz SE 15,906,218
8,497 Deutsche Bank AG 263,994
5,313 Deutsche Boerse AG 1,630,023
80,410 Deutsche Telekom AG 2,597,303
138,191 DHL Group 8,182,903
2,815 Fraport AG Frankfurt Airport
Services Worldwide
a
230,980
37,626 Fresenius SE & Company KGaA 1,822,219
18,005 GEA Group AG 1,231,216
22,079 Heidelberg Materials AG 4,871,599
2,882 HOCHTIEF AG 1,550,029
796 KION Group AG 41,545
11,442 Mercedes-Benz Group AG 666,958
7,794 Muenchener Rueckversicherungs-
Gesellschaft AG 4,662,169
40,790 SAP SE 6,848,386
5,509 Siemens AG 1,637,066
6,344 Siemens Energy AG 1,344,437
Total 53,487,045
Hong Kong  1.3%
141,500 CK Asset Holdings, Ltd. 891,345
961,500 CK Hutchison Holdings, Ltd. 8,028,707
111,000 Sun Hung Kai Properties, Ltd. 1,943,286
Total 10,863,338
Ireland  0.2%
38,835 Bank of Ireland Group plc 764,951
34,029 Ryanair Holdings plc 892,828
Total 1,657,779
Israel  1.0%
74,459 Bank Hapoalim BM 1,997,738
29,199 Bank Leumi Le-Israel BM 739,162
397,573 Bezeq Israel Telecommunication
Corporation, Ltd. 1,081,566
1,021 Big Shopping Centers, Ltd. 269,349
8,492 Check Point Software Technologies,
Ltd.
a
955,095
553 Delek Group, Ltd. 190,058
28,268 Energix-Renewable Energies, Ltd. 209,935
4,740 First International Bank of Israel,
Ltd. 396,452
8,428 Global-e Online, Ltd.
a
264,386
13,202 Harel Insurance Investments &
Financial Services, Ltd. 817,494
88,929 Mivne Real Estate (KD), Ltd. 428,606
13,976 Plus500, Ltd. 848,952
Total 8,198,793

International Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
Italy  5.2%
11,513 ACEA SPA $ 301,864
7,092 Buzzi SPA 388,315
945,784 Enel SPA 11,042,722
74,885 Eni SPA 2,117,486
133,489 Generali 5,981,927
322,648 Italgas SPA 3,897,543
45,732 Lottomatica Group SPA 1,344,607
48,825 Pirelli & C. SPA
b
335,830
160,324 UniCredit SPA 12,390,261
163,943 Unipol Assicurazioni SPA 4,283,619
Total 42,084,174
Japan  22.8%
50,200 Advantest Corporation 9,373,272
46,500 Aeon Company, Ltd. 448,501
4,000 Ain Holdings, Inc. 144,282
8,900 Aisin Corporation 141,131
114,400 Amada Company, Ltd. 1,934,455
13,600 Arcs Company, Ltd. 295,359
7,100 Asics Corporation 201,623
18,000 Astellas Pharma, Inc. 255,091
17,300 Bandai Namco Holdings, Inc. 397,127
1,900 BayCurrent, Inc. 61,188
8,700 BIPROGY, Inc. 250,210
93,000 Bridgestone Corporation
a
1,932,638
38,900 Brother Industries, Ltd. 738,719
60,100 Canon, Inc. 1,546,166
30,500 Chiyoda Corporation
a,c
197,874
38,400 Chugai Pharmaceutical Company,
Ltd. 2,047,849
43,800 Cosmo Energy Holdings Company,
Ltd. 1,119,713
76,500 Dai Nippon Printing Company, Ltd. 1,448,997
407,000 Daiichi Life Group, Inc. 3,726,365
305,000 Daiwa Securities Group, Inc. 2,870,924
24,100 Denso Corporation 287,948
110,500 Eneos Holdings, Inc. 928,033
5,700 Fast Retailing Company, Ltd. 2,683,248
44,200 FUJIFILM Holdings NPV 813,441
54,300 Fujitsu, Ltd. 1,089,875
14,300 Hachijuni Nagano Bank, Ltd. 193,741
14,300 Haseko Corporation 246,947
20,100 Heiwa Corporation 232,304
135,100 Hitachi, Ltd. 4,295,957
368,700 Honda Motor Company, Ltd. 2,991,795
25,900 Hoya Corporation 4,836,665
104,000 Inaba Denki Sangyo Company, Ltd. 1,754,463
40,100 Inpex Corporation 1,045,414
40,100 Isuzu Motors, Ltd. 552,518
281,200 ITOCHU Corporation 3,484,942
182,900 Japan Exchange Group, Inc. 2,178,655
102,500 Japan Post Holdings Company,
Ltd. 1,188,699
15,200 Japan Tobacco, Inc. 566,272
29,000 JTEKT Corporation 354,188
114,400 JX Advanced Metals Corporation 3,549,185
31,900 Kajima Corporation 1,246,782
273,100 KDDI Corporation 4,469,156
5,100 Keyence Corporation 2,339,196
13,100 Kioxia Holdings Corporation
a
3,169,659
17,600 Komatsu, Ltd. 753,597
42,800 Kyocera Corporation 743,692
46,500 Kyoei Steel, Ltd. 564,719
2,400 Lasertec Corporation 663,308
10,100 Macnica Holdings, Inc. 170,610
Shares Common Stock  98.7% Value
Japan  22.8%  - continued
24,900 Marubeni Corporation $ 969,135
14,300 MEITEC Group Holdings, Inc. 286,397
210,700 Mitsubishi Chemical Group
Corporation 1,235,217
49,100 Mitsubishi Corporation 1,572,508
35,300 Mitsubishi Electric Corporation 1,416,624
191,500 Mitsubishi Heavy Industries, Ltd. 5,715,489
381,800 Mitsubishi UFJ Financial Group,
Inc. 6,858,212
58,000 Mitsui & Company, Ltd. 2,177,664
59,800 Mizuho Financial Group, Inc. 2,571,562
52,600 MS and AD Insurance Group
Holdings, Inc. 1,352,561
62,500 NEC Corporation 1,662,501
37,300 Nippon Express Holdings, Inc. 979,656
26,000 Nippon Shokubai Company, Ltd. 357,941
69,700 Nippon Yusen Kabushiki Kaisha 2,504,927
3,600 Nishimatsu Construction Company,
Ltd. 132,405
12,900 Niterra Company, Ltd. 697,316
95,700 Nitto Denko Corporation 1,820,240
20,100 Nitto Kogyo Corporation 581,413
181,400 Nomura Holdings, Inc. 1,452,984
8,100 Nomura Research Institute, Ltd. 218,617
7,800 NSD Company, Ltd. 133,898
23,900 NSK, Ltd. 194,124
2,921,600 NTT, Inc. 2,845,818
8,100 Obayashi Corporation 190,437
88,600 Ono Pharmaceutical Company, Ltd. 1,310,408
69,900 ORIX Corporation 2,352,589
422,600 Persol Holdings Company, Ltd. 629,006
111,900 Rakuten Group, Inc.
a
544,821
99,300 Recruit Holdings Company, Ltd. 4,600,069
12,600 SCREEN Holdings Company, Ltd.
a
835,393
94,400 Seiko Epson Corporation 1,269,750
71,300 Sekisui House, Ltd. 1,552,485
73,100 Shimizu Corporation 1,412,299
14,200 Shin-Etsu Chemical Company, Ltd. 653,799
1,173,800 SoftBank Corporation 1,652,088
119,100 SoftBank Group Corporation 4,068,316
62,400 Sojitz Corporation 2,337,175
114,800 Sompo Holdings, Inc. 4,272,330
1,870,700 Sony Financial Group, Inc. 1,678,330
304,000 Sony Group Corporation 6,090,741
35,900 Subaru Corporation 534,738
42,200 Sumitomo Corporation 1,569,089
42,300 Sumitomo Electric Industries, Ltd. 2,784,789
78,400 Sumitomo Mitsui Financial Group,
Inc. 2,768,230
10,500 Taisei Corporation 1,138,628
80,400 Takeda Pharmaceutical Company,
Ltd. 2,687,997
14,900 TIS, Inc. 324,746
36,900 Toagosei Company, Ltd. 400,721
142,500 Tokio Marine Holdings, Inc. 6,526,040
23,000 Tokyo Electron, Ltd. 6,777,705
31,600 TOPPAN Holdings, Inc. 939,265
20,300 Tosoh Corporation 312,818
219,400 Toyota Motor Corporation 4,211,475
10,600 Toyota Tsusho Corporation 416,112
57,900 Tsubakimoto Chain Company 867,956
67,000 TV Asahi Holdings Corporation 1,386,426
9,600 YUASA Company, Ltd. 366,360
Total 183,726,833

International Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
Jersey  0.1%
89,979 Man Group plc $ 310,909
147,151 TP ICAP Group plc 633,144
Total 944,053
Netherlands  8.0%
33,552 AerCap Holdings NV 4,771,430
613 Airbus SE 126,376
4,442 ASM International NV 4,345,519
16,738 ASML Holding NV 24,195,632
1,350 Euronext NV
b
225,979
98,260 Ferrovial NV 6,747,687
8,080 Heineken Holding NV 574,175
152,686 Koninklijke (Royal) KPN NV 816,499
226,907 Koninklijke Ahold Delhaize NV 10,657,737
12,674 Koninklijke Vopak NV 634,320
23,527 NN Group NV 2,059,415
117,095 Prosus NV 5,668,940
78,784 SBM Offshore NV 3,370,502
78,784 SBM Offshore NV, DRIP
a,d
9
Total 64,194,220
Norway  0.3%
18,135 DNB Bank ASA 549,188
36,901 Storebrand ASA 713,332
19,949 Yara International ASA 1,161,370
Total 2,423,890
Portugal  1.1%
120,909 Banco Comercial Portugues SA 129,238
1,472,841 EDP SA 8,033,319
20,727 Galp Energia SGPS SA 484,805
Total 8,647,362
Singapore  2.1%
584,800 CapitaLand Integrated Commercial
Trust 1,089,200
117,200 Singapore Airport Terminal
Services, Ltd. 305,037
316,300 Singapore Exchange, Ltd. 5,408,334
350,000 Singapore Technologies
Engineering, Ltd. 2,966,067
456,300 United Overseas Land, Ltd. 3,817,277
1,007,900 Yangzijiang Shipbuilding Holdings,
Ltd. 3,437,407
Total 17,023,322
Spain  4.8%
11,880 ACS Actividades de Construccion y
Servicios SA
a
1,712,327
114,254 Aena SME SA
b,c
3,120,587
243,809 Banco Bilbao Vizcaya Argentaria
SA 5,383,907
1,680,425 Banco de Sabadell SA 6,515,031
845,847 Banco Santander SA
c
10,321,338
31,658 Iberdrola SA 742,200
76,175 Logista Integral SA 2,976,029
154,568 Mapfre SA 756,664
80,923 Merlin Properties Socimi SA 1,415,122
67,345 Naturgy Energy Group SA 2,116,683
138,089 Repsol SA 3,709,245
Shares Common Stock  98.7% Value
Spain  4.8%  - continued
971 Vidrala SA $ 87,595
Total 38,856,728
Sweden  3.3%
46,945 AB Industrivarden, Class A 2,493,990
136,056 Assa Abloy AB 5,236,485
22,313 Epiroc AB, Class A 644,163
17,699 Fabege AB 148,704
39,096 Hexpol AB
a
318,222
199,297 Investor AB, Class B 8,088,584
152,910 Sandvik AB 6,432,487
26,554 SSAB AB, Class A 238,991
202,468 Telefonaktiebolaget LM Ericsson 2,415,241
110,539 Telia Company AB 577,792
Total 26,594,659
Switzerland  9.7%
161,520 ABB, Ltd. 16,336,091
2,543 Accelleron Industries AG 272,457
1,701 Allreal Holding AG 464,528
6,792 Avolta AG 375,350
2,209 Flughafen Zurich AG 627,260
27,721 Galderma Group AG 5,815,684
8,510 Galenica AG
b
906,709
1,238 Huber+Suhner AG 359,551
312 Mobimo Holding AG 148,942
43,504 Nestle SA 4,404,329
133,106 Novartis AG 19,671,692
31,131 Roche Holding AG 12,685,883
6,649 Schindler Holding AG, Participation
Certificates 2,324,614
187,677 UBS Group AG 8,305,045
7,889 Zurich Insurance Group AG 5,500,371
Total 78,198,506
United Kingdom  14.0%
51,298 AstraZeneca plc 9,732,363
60,792 BAE Systems plc 1,690,839
239,310 Balfour Beatty plc 2,659,165
1,402,208 Barclays plc 8,242,052
3,137 Berkeley Group Holdings plc
a
136,583
597,928 BP plc 4,733,092
9,321 British American Tobacco plc 548,958
26,704 British Land Company plc 141,303
31,075 Compass Group plc 878,087
2,270 Cranswick plc 166,491
37,864 Diploma plc 3,583,420
16,847 Endeavour Mining plc 1,016,829
41,754 Evraz plc
a,d
6
4,912 Games Workshop Group plc 1,302,792
459,034 GSK plc 12,034,693
112,442 Haleon plc 519,242
57,803 Halma plc 3,478,446
32,554 Howden Joinery Group plc 343,454
281,780 HSBC Holdings plc 5,184,695
60,759 IG Group Holdings plc 1,242,645
5,514 IMI plc 210,017
170,706 Imperial Brands plc 6,485,567
291,388 Kingfisher plc 1,145,825
3,828,031 Lloyds TSB Group plc 5,203,448
59,098 MONY Group plc 142,982
8,188 Morgan Sindall Group plc 521,882
495,448 NatWest Group plc 3,951,626
28,686 Next plc 5,062,742

International Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
United Kingdom  14.0%  - continued
7,344 Paragon Banking Group plc $ 74,800
217,095 Primary Health Properties plc 276,200
8,614 Reckitt Benckiser Group plc 548,096
18,954 Rio Tinto plc 1,909,358
28,849 Rotork plc 121,223
342,755 Shell plc 15,583,951
23,936 Smith & Nephew plc 370,381
13,528 Smiths Group plc 467,063
137,607 Standard Chartered plc 3,504,133
1,019,044 Tesco plc 6,684,404
1,800,643 Vodafone Group plc 2,865,083
29,037 Zigup plc 158,641
Total 112,922,577
Total Common Stock
(cost $604,616,004) 797,068,427
Shares
Collateral Held for Securities
Loaned 1.5%
12,606,265 Thrivent Cash Management Trust 12,606,265
Total Collateral Held for
Securities Loaned
(cost $12,606,265) 12,606,265
Shares or
Principal
Amount Short-Term Investments 0.4%
Federal Home Loan Bank Discount
Notes
200,000 3.610%,  6/5/2026
e,f
199,280
200,000 3.610%,  6/10/2026
e,f
199,180
500,000 3.620%,  6/17/2026
e,f
497,600
300,000 3.590%,  6/22/2026
e,f
298,410
100,000 3.620%,  7/6/2026
e,f
99,331
200,000 3.610%,  7/8/2026
e,f
198,622
Federal National Mortgage
Association Discount Notes
500,000 3.595%,  6/1/2026
e,f
498,400
State Street Institutional U.S.
Government Money Market Fund
1,173,366 3.596%
e
1,173,365
Total Short-Term Investments
(cost $3,164,368) 3,164,188
Total Investments (cost
$620,386,637) 100.6% $812,838,880
Other Assets and Liabilities,
Net (0.6%) (5,139,316)
Total Net Assets 100.0% $807,699,564
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $8,274,345 or 1.0% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 12,043,716
Total lending $12,043,716
Gross amount payable upon return of
collateral for securities loaned $12,606,265
Net amounts due to counterparty $562,549
Definitions:
DRIP - Dividend Reinvestment Plan
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 191,559,124
Gross unrealized depreciation (8,806,193)
Net unrealized appreciation (depreciation) $ 182,752,931
Cost for federal income tax purposes $ 631,609,229

International Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 27,456,924 – 27,456,924 –
Consumer Discretionary 46,619,012 264,386 46,354,626 –
Consumer Staples 41,710,076 – 41,710,076 –
Energy 37,378,231 – 37,378,222 9
Financials 226,478,429 – 226,478,429 –
Health Care 81,879,336 – 81,879,336 –
Industrials 167,796,639 4,771,430 163,025,209 –
Information Technology 74,359,077 955,095 73,403,982 –
Materials 49,210,981 – 49,210,975 6
Real Estate 14,613,640 – 14,613,640 –
Utilities 29,566,082 – 29,566,082 –
Short-Term Investments 3,164,188 1,173,365 1,990,823 –
Subtotal Investments in Securities $800,232,615 $7,164,276 $793,068,324 $15
Other Investments  * Total
Collateral Held for Securities Loaned 12,606,265
Subtotal Other Investments $12,606,265
Total Investments at Value $812,838,880
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,523,280 1,523,280 – –
Total Asset Derivatives $1,523,280 $1,523,280 $– $–
The following table presents International Equity Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $1,990,823 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 254 June 2026 $ 37,162,190 $ 1,523,280
Total Futures Long Contracts $ 37,162,190 $ 1,523,280
Total Futures Contracts $ 37,162,190 $1,523,280

International Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for International Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,523,280
Total Equity Contracts 1,523,280
Total Asset Derivatives $1,523,280
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,855,627
Total Equity Contracts
1,855,627
Total $1,855,627
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,302,790
Total Equity Contracts 1,302,790
Total 1,302,790
The following table presents International Equity Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $31,880,500

International Equity Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $18,244 $62,741 $68,379 $12,606 12,606 1.5%
Total Collateral Held for Securities Loaned 18,244 12,606 1.5
Total Value $18,244 $12,606
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $23
Total Affiliated Income from Securities Loaned, Net $23
Total $– $– $–

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.0% Value
Basic Materials  1.1%
Anglo American Capital plc
$ 1,800,000 5.250%,  3/19/2036
a
$ 1,771,081
Eastman Chemical Company
2,781,000 4.500%,  2/20/2031 2,731,351
Glencore Funding, LLC
678,000 4.000%,  3/27/2027
a
676,637
LYB International Finance III, LLC
3,750,000 3.375%,  10/1/2040 2,756,377
Smurfit Kappa Treasury, ULC
2,650,000 5.777%,  4/3/2054 2,559,877
SNF Group SACA
1,550,000 5.626%,  3/31/2031
a
1,568,846
Vale Overseas, Ltd.
2,800,000 3.750%,  7/8/2030 2,682,649
Total 14,746,818
Capital Goods  3.8%
Amphenol Corporation
3,290,000 5.300%,  11/15/2055 3,081,674
Amrize Finance US, LLC
1,857,000 5.400%,  4/7/2035
b
1,892,833
BAE Systems plc
1,050,000 5.500%,  3/26/2054
a
1,027,546
1,500,000 5.250%,  3/26/2031
a
1,535,899
Boeing Company
500,000 6.858%,  5/1/2054
b
555,419
2,350,000 5.930%,  5/1/2060 2,275,279
1,250,000 5.040%,  5/1/2027 1,256,913
300,000 6.259%,  5/1/2027 305,058
1,125,000 5.150%,  5/1/2030 1,143,194
1,325,000 6.388%,  5/1/2031 1,415,101
250,000 6.528%,  5/1/2034 273,405
1,866,000 3.300%,  3/1/2035
b
1,597,611
2,304,000 5.705%,  5/1/2040 2,326,316
Carrier Global Corporation
900,000 2.722%,  2/15/2030 842,192
Deere & Company
500,000 5.700%,  1/19/2055 509,357
GE Vernova, Inc.
469,000 5.500%,  2/4/2056 449,915
Honeywell Aerospace, Inc.
2,300,000 4.600%,  3/16/2033
a
2,270,885
1,877,000 5.622%,  3/16/2046
a
1,846,081
Howmet Aerospace, Inc.
931,000 4.550%,  11/15/2032 915,549
1,868,000 4.750%,  4/15/2036 1,814,587
John Deere Capital Corporation
3,625,000 4.200%,  3/10/2031 3,587,602
50,000 5.150%,  9/8/2033 51,576
Lockheed Martin Corporation
1,000,000 5.200%,  2/15/2064 904,836
942,000 6.150%,  9/1/2036 1,024,435
Martin Marietta Materials, Inc.
1,410,000 5.150%,  12/1/2034 1,419,270
Northrop Grumman Corporation
1,000,000 5.200%,  6/1/2054
b
917,278
250,000 4.700%,  3/15/2033 248,644
3,800,000 3.850%,  4/15/2045 2,982,761
Republic Services, Inc.
250,000 5.000%,  12/15/2033 254,258
Principal
Amount Long-Term Fixed Income  99.0% Value
Capital Goods  3.8% - continued
RTX Corporation
$ 595,000 6.400%,  3/15/2054 $ 641,083
4,710,000 4.500%,  6/1/2042 4,174,510
Spirit AeroSystems, Inc.
4,499,000 4.600%,  6/15/2028 4,497,001
Textron, Inc.
350,000 3.650%,  3/15/2027 348,027
Trane Technologies Financing, Ltd.
1,866,000 5.100%,  6/13/2034 1,891,314
Waste Connections, Inc.
250,000 3.200%,  6/1/2032 231,047
1,175,000 4.800%,  7/15/2036 1,150,197
Total 51,658,653
Communications Services  7.3%
American Tower Corporation
350,000 1.450%,  9/15/2026 346,258
250,000 5.500%,  3/15/2028 254,484
1,000,000 5.800%,  11/15/2028 1,030,165
690,000 3.800%,  8/15/2029
b
674,611
2,079,000 5.000%,  1/31/2030 2,106,017
AppLovin Corporation
4,685,000 5.375%,  12/1/2031 4,731,445
AT&T, Inc.
2,805,000 5.700%,  3/1/2057 2,625,934
1,500,000 6.050%,  8/15/2056 1,459,408
3,398,000 3.500%,  9/15/2053 2,200,592
2,500,000 3.550%,  9/15/2055 1,609,796
2,850,000 6.200%,  10/30/2056 2,823,241
2,250,000 4.750%,  4/30/2033 2,220,585
3,430,000 4.900%,  8/15/2037 3,280,037
Bell Telephone Company of
Canada
200,000 5.100%,  5/11/2033 200,574
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
750,000 6.700%,  12/1/2055
b
706,678
750,000 6.550%,  6/1/2034 775,626
1,810,000 5.850%,  12/1/2035 1,766,021
4,685,000 3.500%,  6/1/2041 3,249,856
Comcast Corporation
2,306,000 5.350%,  5/15/2053 2,023,794
1,000,000 6.050%,  5/15/2055
b
982,682
1,500,000 5.650%,  6/1/2054
b
1,370,134
225,000 3.400%,  4/1/2030 215,999
3,266,000 4.750%,  3/1/2044 2,778,459
Crown Castle, Inc.
600,000 2.900%,  3/15/2027 591,790
2,308,000 4.900%,  9/1/2029 2,318,819
2,800,000 5.800%,  3/1/2034 2,879,498
Deutsche Telekom International
Finance BV
6,168,000 8.750%,  6/15/2030 7,068,959
Meta Platforms, Inc.
1,403,000 5.600%,  5/15/2053 1,289,881
2,800,000 6.300%,  5/15/2056 2,804,313
2,741,000 5.400%,  8/15/2054 2,436,158
1,000,000 5.550%,  8/15/2064 882,730
1,000,000 5.625%,  11/15/2055 918,214
2,826,000 5.500%,  11/15/2045 2,625,686

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Communications Services  7.3% - continued
Netflix, Inc.
$ 500,000 4.875%,  6/15/2030
a
$ 506,625
Omnicom Group, Inc.
500,000 4.200%,  6/1/2030 490,927
Orange SA
4,665,000 4.250%,  1/13/2031
a
4,575,253
SoftBank Corporation
2,800,000 5.332%,  7/9/2035
a,b
2,770,957
Sprint Capital Corporation
600,000 6.875%,  11/15/2028 633,512
4,419,000 8.750%,  3/15/2032 5,258,299
Take-Two Interactive Software, Inc.
1,859,000 5.600%,  6/12/2034
b
1,900,101
T-Mobile USA, Inc.
500,000 5.500%,  1/15/2055 457,609
1,000,000 5.250%,  6/15/2055 882,790
3,933,000 3.600%,  11/15/2060 2,530,696
500,000 5.125%,  5/15/2032 505,984
2,808,000 4.950%,  11/15/2035 2,743,118
Verizon Communications, Inc.
1,367,000 5.875%,  11/30/2055 1,321,096
1,833,000 6.000%,  11/30/2065 1,767,770
338,000 4.780%,  2/15/2035 327,971
900,000 5.250%,  4/2/2035 899,826
2,310,000 5.000%,  1/15/2036 2,255,992
1,090,000 5.401%,  7/2/2037 1,086,819
Walt Disney Company
4,686,000 4.625%,  3/14/2036
b
4,560,325
Total 98,724,114
Consumer Cyclical  5.6%
American Honda Finance
Corporation
750,000 4.900%,  1/10/2034 734,376
2,820,000 5.100%,  1/8/2036 2,759,977
Best Buy Company, Inc.
250,000 1.950%,  10/1/2030 223,612
Block Financial, LLC
3,751,000 5.375%,  9/15/2032 3,661,631
CBRE Services, Inc.
2,334,000 4.900%,  1/15/2033 2,307,128
Expedia Group, Inc.
232,000 5.400%,  2/15/2035 230,347
Ford Motor Credit Company, LLC
3,684,000 2.900%,  2/10/2029 3,460,103
General Motors Company
2,343,000 5.350%,  4/15/2028 2,375,442
General Motors Financial
Company, Inc.
899,000 5.400%,  5/8/2027 908,180
750,000 5.800%,  6/23/2028 768,153
3,745,000 4.900%,  10/6/2029 3,769,292
2,757,000 5.450%,  7/15/2030 2,824,475
350,000 5.750%,  2/8/2031 361,967
1,159,000 5.625%,  4/4/2032 1,188,905
1,000,000 5.950%,  4/4/2034 1,034,953
1,609,000 5.450%,  1/8/2036
b
1,597,402
GLP Capital, LP
3,646,000 5.750%,  6/1/2028 3,693,668
Home Depot, Inc.
500,000 5.300%,  6/25/2054 466,895
Principal
Amount Long-Term Fixed Income  99.0% Value
Consumer Cyclical  5.6% - continued
$ 500,000 5.400%,  6/25/2064 $ 469,325
1,509,000 4.250%,  4/1/2046 1,248,583
Hyundai Capital America
3,525,000 1.800%,  1/10/2028
a
3,366,685
500,000 6.500%,  1/16/2029
a
522,222
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a
201,163
Las Vegas Sands Corporation
942,000 5.900%,  6/1/2027 951,805
3,252,000 5.625%,  6/15/2028 3,299,625
Lennar Corporation
2,801,000 5.200%,  7/30/2030 2,838,645
Lowe's Companies, Inc.
1,872,000 5.625%,  4/15/2053 1,772,826
175,000 4.500%,  4/15/2030 175,440
3,370,000 2.625%,  4/1/2031
b
3,079,478
Marriott International, Inc./MD
200,000 4.900%,  4/15/2029 202,379
1,681,000 5.100%,  4/15/2032 1,706,839
McDonald's Corporation
250,000 4.950%,  8/14/2033 254,210
2,676,000 4.450%,  3/1/2047 2,238,872
Meritage Homes Corporation
2,809,000 5.650%,  3/15/2035
b
2,832,828
Stellantis Finance US, Inc.
800,000 6.450%,  3/18/2035
a
798,867
Stellantis Financial Services US
Corporation
1,300,000 5.400%,  9/15/2030
a
1,284,434
Toyota Motor Credit Corporation
3,272,000 4.800%,  1/11/2036 3,213,200
Uber Technologies, Inc.
2,810,000 4.800%,  9/15/2034 2,753,825
2,827,000 4.800%,  9/15/2035 2,753,359
VICI Properties, LP/VICI Note
Company, Inc.
2,683,000 5.750%,  2/1/2027
a
2,696,463
1,354,000 4.125%,  8/15/2030
a
1,300,424
Walmart, Inc.
2,825,000 4.450%,  4/30/2033 2,812,005
Total 75,140,008
Consumer Non-Cyclical  12.9%
Abbott Laboratories
2,350,000 5.500%,  3/15/2056 2,272,102
3,988,000 4.300%,  3/15/2033 3,895,568
1,750,000 4.750%,  11/30/2036 1,712,447
175,000 6.000%,  4/1/2039 187,764
AbbVie, Inc.
900,000 5.400%,  3/15/2054 854,144
1,250,000 5.500%,  3/15/2064 1,185,289
1,410,000 4.125%,  3/15/2031 1,387,622
3,685,000 4.400%,  3/15/2033 3,617,345
6,023,000 4.500%,  5/14/2035 5,820,307
2,800,000 5.350%,  3/15/2044 2,716,413
Altria Group, Inc.
500,000 6.200%,  11/1/2028 520,561
1,847,000 6.875%,  11/1/2033 2,050,214
Amgen, Inc.
1,000,000 5.650%,  2/19/2056 960,093
2,806,000 5.600%,  3/2/2043 2,767,415

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Consumer Non-Cyclical  12.9% - continued
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
$ 3,702,000 4.700%,  2/1/2036 $ 3,617,047
Anheuser-Busch InBev Worldwide,
Inc.
3,835,000 5.450%,  1/23/2039 3,902,355
2,304,000 5.550%,  1/23/2049 2,248,937
AstraZeneca Finance, LLC
3,742,000 4.300%,  3/2/2033 3,658,961
1,404,000 4.600%,  3/2/2036 1,367,961
BAT Capital Corporation
200,000 6.343%,  8/2/2030 213,217
500,000 7.750%,  10/19/2032 573,693
5,158,000 7.079%,  8/2/2043 5,697,441
Becton, Dickinson and Company
265,000 3.794%,  5/20/2050 188,474
500,000 4.693%,  2/13/2028 501,893
750,000 2.823%,  5/20/2030 701,609
Bio-Rad Laboratories, Inc.
250,000 3.300%,  3/15/2027 247,801
Bristol-Myers Squibb Company
500,000 5.750%,  2/1/2031 527,208
126,000 5.900%,  11/15/2033 134,980
3,680,000 3.550%,  3/15/2042 2,911,491
Bunge, Ltd. Finance Corporation
3,320,000 3.200%,  4/21/2031 3,099,492
945,000 4.650%,  9/17/2034 914,294
Cargill, Inc.
1,108,000 5.375%,  10/23/2055
a
1,037,931
500,000 2.125%,  11/10/2031
a
440,236
Cencora, Inc.
2,809,000 4.250%,  11/15/2030 2,761,190
3,749,000 4.600%,  2/13/2033 3,687,470
600,000 5.150%,  2/15/2035 602,291
Cigna Group
500,000 5.600%,  2/15/2054 473,692
255,000 2.400%,  3/15/2030 236,117
4,000,000 4.875%,  9/15/2032 4,006,493
5,604,000 5.250%,  1/15/2036 5,621,695
Conagra Brands, Inc.
1,250,000 1.375%,  11/1/2027 1,191,336
3,300,000 5.750%,  8/1/2035
b
3,319,408
Constellation Brands, Inc.
500,000 4.800%,  1/15/2029 503,140
400,000 3.150%,  8/1/2029 383,316
690,000 2.875%,  5/1/2030 646,517
300,000 4.900%,  5/1/2033 297,017
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
1,154,000 5.600%,  1/15/2031
a
1,122,665
CVS Health Corporation
1,000,000 6.050%,  6/1/2054 975,453
192,000 4.300%,  3/25/2028 191,258
1,837,000 5.450%,  9/15/2035 1,854,322
3,336,000 4.780%,  3/25/2038 3,091,456
4,140,000 6.000%,  6/1/2044 4,085,441
1,798,000 5.125%,  7/20/2045 1,588,791
Eli Lilly & Company
1,000,000 5.000%,  2/9/2054 906,330
1,393,000 5.500%,  2/12/2055
b
1,355,992
Principal
Amount Long-Term Fixed Income  99.0% Value
Consumer Non-Cyclical  12.9% - continued
$ 1,397,000 4.950%,  2/27/2063 $ 1,220,168
General Mills, Inc.
948,000 4.950%,  3/29/2033 940,032
Gilead Sciences, Inc.
200,000 5.250%,  10/15/2033 207,004
Hasbro, Inc.
693,000 4.650%,  3/12/2031 687,387
HCA, Inc.
500,000 5.950%,  9/15/2054 480,039
2,830,000 5.250%,  3/1/2030 2,882,015
3,276,000 3.500%,  9/1/2030 3,114,858
2,807,000 4.600%,  11/15/2032 2,737,498
1,358,000 5.450%,  9/15/2034 1,374,641
1,000,000 5.750%,  3/1/2035 1,029,512
Illumina, Inc.
750,000 4.650%,  9/9/2026 750,439
Imperial Brands Finance plc
2,725,000 3.875%,  7/26/2029
a
2,669,541
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
2,811,000 6.375%,  4/15/2066 2,706,453
2,750,000 5.950%,  4/20/2035 2,846,973
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
600,000 3.625%,  1/15/2032 554,857
Kimberly-Clark Corporation
2,750,000 3.900%,  5/4/2047 2,144,458
Kraft Heinz Foods Company
500,000 6.750%,  3/15/2032 540,860
1,850,000 5.000%,  6/4/2042 1,635,329
1,830,000 4.375%,  6/1/2046 1,434,108
Mars, Inc.
2,710,000 5.650%,  5/1/2045
a
2,666,576
Medtronic Global Holdings SCA
200,000 4.500%,  3/30/2033 197,812
Merck & Company, Inc.
3,722,000 5.550%,  12/4/2055 3,586,596
Novartis Capital Corporation
2,828,000 4.700%,  9/18/2054 2,456,790
Pfizer Investment Enterprises,
Private Ltd.
2,000,000 5.300%,  5/19/2053 1,852,790
1,833,000 5.110%,  5/19/2043 1,725,935
Philip Morris International, Inc.
150,000 4.875%,  2/15/2028 151,438
250,000 5.625%,  11/17/2029 259,259
853,000 5.500%,  9/7/2030 885,899
250,000 5.750%,  11/17/2032 263,126
2,804,000 5.375%,  2/15/2033 2,883,905
750,000 5.250%,  2/13/2034 764,208
Roche Holdings, Inc.
750,000 5.218%,  3/8/2054
a
712,688
725,000 2.076%,  12/13/2031
a
638,616
1,800,000 4.666%,  12/2/2035
a
1,768,229
Royalty Pharma plc
2,349,000 5.150%,  9/2/2029 2,389,374
1,871,000 5.200%,  9/25/2035 1,853,869
Stryker Corporation
2,325,000 5.200%,  2/10/2035 2,355,244

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Consumer Non-Cyclical  12.9% - continued
Sysco Corporation
$ 2,800,000 6.600%,  4/1/2040 $ 2,997,905
Takeda Pharmaceutical Company,
Ltd.
1,300,000 5.650%,  7/5/2054 1,247,151
1,000,000 5.000%,  11/26/2028 1,013,209
2,784,000 5.650%,  7/5/2044 2,730,402
Takeda US Financing, Inc.
200,000 5.200%,  7/7/2035 200,275
Thermo Fisher Scientific, Inc.
1,856,000 4.902%,  2/12/2036 1,837,338
Tyson Foods, Inc.
1,627,000 4.950%,  2/20/2036 1,586,285
Unilever Capital Corporation
275,000 5.000%,  12/8/2033 281,211
Wyeth, LLC
2,343,000 6.500%,  2/1/2034 2,588,043
Zoetis, Inc.
350,000 5.600%,  11/16/2032 366,033
Total 173,050,073
Energy  5.5%
Baker Hughes Holdings, LLC/
Baker Hughes Co-Obligor, Inc.
2,800,000 5.000%,  6/15/2036 2,755,561
Boardwalk Pipelines, LP
3,766,000 5.375%,  2/15/2036 3,735,691
BP Capital Markets America, Inc.
4,853,000 2.939%,  6/4/2051 3,056,010
750,000 4.812%,  2/13/2033 752,153
250,000 5.227%,  11/17/2034 254,868
Cheniere Energy Partners, LP
500,000 3.250%,  1/31/2032 457,624
750,000 5.950%,  6/30/2033 787,126
Cheniere Energy, Inc.
952,000 5.650%,  4/15/2034 980,727
Columbia Pipelines Holding
Company, LLC
500,000 6.055%,  8/15/2026
a
501,673
750,000 6.042%,  8/15/2028
a
773,990
Columbia Pipelines Operating
Company, LLC
465,000 5.927%,  8/15/2030
a
486,018
Continental Resources, Inc.
3,273,000 2.268%,  11/15/2026
a
3,236,335
Diamondback Energy, Inc.
3,773,000 5.750%,  4/18/2054 3,620,188
Eastern Energy Gas Holdings, LLC
3,734,000 5.800%,  1/15/2035 3,879,568
Enbridge, Inc.
750,000 5.950%,  4/5/2054 749,143
250,000 5.700%,  3/8/2033 258,900
Energy Transfer, LP
500,000 5.950%,  5/15/2054 472,059
500,000 6.050%,  9/1/2054 477,040
795,000 4.000%,  10/1/2027
b
790,432
2,000,000 5.150%,  2/1/2043 1,783,707
3,565,000 6.000%,  6/15/2048 3,417,683
Exxon Mobil Corporation
2,625,000 3.452%,  4/15/2051 1,868,548
Principal
Amount Long-Term Fixed Income  99.0% Value
Energy  5.5% - continued
MPLX, LP
$ 2,784,000 4.800%,  2/15/2031 $ 2,787,132
2,745,000 4.950%,  9/1/2032 2,745,492
949,000 5.000%,  3/1/2033 944,255
500,000 5.500%,  6/1/2034 506,112
2,328,000 5.300%,  4/1/2036 2,286,517
Occidental Petroleum Corporation
1,000,000 8.875%,  7/15/2030 1,138,808
ONEOK, Inc.
2,379,000 5.700%,  11/1/2054 2,169,544
500,000 5.650%,  11/1/2028 512,961
2,338,000 4.750%,  10/15/2031 2,323,662
989,000 5.600%,  4/1/2044 915,033
Ovintiv, Inc.
2,775,000 7.200%,  11/1/2031 3,056,740
Santos Finance, Ltd.
1,394,000 5.750%,  11/13/2035
a
1,410,394
Schlumberger Holdings
Corporation
65,000 4.300%,  5/1/2029
a
64,823
South Bow USA Infrastructure
Holdings, LLC
1,556,000 5.026%,  10/1/2029 1,565,942
912,000 5.584%,  10/1/2034 908,783
TotalEnergies Capital SA
1,500,000 5.488%,  4/5/2054 1,442,171
100,000 5.275%,  9/10/2054 93,516
TotalEnergies Capital USA, LLC
1,250,000 4.569%,  1/13/2033 1,236,112
TransCanada PipeLines, Ltd.
1,270,000 6.375%,  10/17/2056
c
1,279,746
Var Energi ASA
1,300,000 5.875%,  5/22/2030
a
1,342,696
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 536,070
2,783,000 4.800%,  3/1/2031 2,764,492
935,000 6.150%,  4/1/2033 980,764
Williams Companies, Inc.
1,000,000 4.900%,  3/15/2029 1,010,889
3,310,000 7.500%,  1/15/2031 3,697,251
500,000 2.600%,  3/15/2031 453,932
1,179,000 5.600%,  3/15/2035 1,207,365
Total 74,476,246
Financials  40.8%
200 Park Funding Trust
1,117,000 5.740%,  2/15/2055
a
1,078,212
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
600,000 5.750%,  6/6/2028 614,172
3,289,000 5.375%,  12/15/2031 3,356,675
2,075,000 4.750%,  1/15/2033 2,028,944
Agree, LP
1,866,000 5.625%,  6/15/2034 1,911,806
Aircastle, Ltd.
550,000 2.850%,  1/26/2028
a
533,434
Ally Financial, Inc.
5,171,000 8.000%,  11/1/2031 5,775,855
American Express Company
750,000 5.043%,  7/26/2028
c
756,144
250,000 5.085%,  1/30/2031
c
254,425

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  40.8% - continued
$ 2,793,000 5.412%,  2/8/2041
c
$ 2,779,698
American Homes 4 Rent, LP
1,470,000 4.950%,  6/15/2030 1,478,877
American International Group, Inc.
4,728,000 5.125%,  3/27/2033 4,781,800
Americold Realty Operating
Partnership, LP
2,804,000 5.600%,  5/15/2032 2,794,658
Ameriprise Financial, Inc.
3,730,000 5.200%,  4/15/2035
b
3,744,361
ANZ Bank New Zealand, Ltd.
1,800,000 5.548%,  8/11/2032
a,c
1,817,018
Aon Global, Ltd.
1,374,000 4.600%,  6/14/2044
b
1,178,371
Aon North America, Inc.
2,366,000 5.750%,  3/1/2054 2,276,108
Apollo Debt Solutions BDC
417,000 5.200%,  12/8/2028
a
412,562
2,797,000 5.700%,  1/23/2031
a
2,749,326
2,816,000 6.700%,  7/29/2031 2,876,450
Ares Capital Corporation
2,198,000 5.875%,  3/1/2029 2,219,022
Ares Strategic Income Fund
4,499,000 5.450%,  9/9/2028
a
4,465,839
Arthur J. Gallagher & Company
460,000 6.750%,  2/15/2054 495,833
1,428,000 5.750%,  7/15/2054 1,362,594
Atlas Warehouse Lending
Company, LP
2,750,000 4.950%,  11/15/2030
a
2,704,128
Aviation Capital Group, LLC
1,356,000 5.125%,  4/10/2030
a
1,365,052
3,738,000 4.875%,  1/28/2033
a
3,619,692
Avolon Holdings Funding, Ltd.
1,200,000 4.950%,  1/15/2028
a
1,204,292
3,275,000 5.750%,  3/1/2029
a
3,349,975
3,749,000 5.375%,  5/30/2030
a
3,797,330
1,853,000 4.700%,  1/30/2031
a
1,820,202
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
a
205,650
Banco Santander SA
3,800,000 4.175%,  3/24/2028
c
3,787,610
400,000 6.921%,  8/8/2033 433,538
Bank of America Corporation
1,454,000 3.824%,  1/20/2028
c
1,448,391
1,000,000 4.376%,  4/27/2028
c
999,685
250,000 4.948%,  7/22/2028
c
251,484
1,634,000 5.202%,  4/25/2029
c
1,655,862
1,340,000 2.087%,  6/14/2029
c
1,275,287
1,000,000 5.819%,  9/15/2029
c
1,028,952
2,575,000 3.974%,  2/7/2030
c
2,537,123
1,250,000 5.162%,  1/24/2031
c
1,273,257
3,975,000 2.496%,  2/13/2031
c
3,680,978
4,700,000 1.922%,  10/24/2031
c
4,167,015
1,750,000 2.687%,  4/22/2032
c
1,587,949
750,000 2.572%,  10/20/2032
c
668,164
3,812,000 2.972%,  2/4/2033
c
3,453,956
3,121,000 4.571%,  4/27/2033
c
3,071,342
2,767,000 5.872%,  9/15/2034
c
2,902,026
4,741,000 5.425%,  8/15/2035
c
4,757,110
4,250,000 3.846%,  3/8/2037
c
3,947,858
Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  40.8% - continued
Bank of Montreal
$ 500,000 3.088%,  1/10/2037
c
$ 447,736
Bank of New York Mellon
Corporation
800,000 6.317%,  10/25/2029
c
835,784
100,000 4.596%,  7/26/2030
c
100,423
175,000 6.474%,  10/25/2034
c
191,147
Bank of Nova Scotia
485,000 4.850%,  2/1/2030 490,602
2,322,000 4.813%,  2/2/2034
c
2,296,279
Barclays plc
700,000 5.501%,  8/9/2028
c
707,569
3,440,000 4.972%,  5/16/2029
c
3,461,386
3,715,000 4.942%,  9/10/2030
c
3,733,663
2,800,000 5.746%,  8/9/2033
c
2,885,514
665,000 6.224%,  5/9/2034
c
702,196
500,000 7.119%,  6/27/2034
c
545,189
1,800,000 5.860%,  8/11/2046
c
1,783,096
Belrose Funding Trust II
750,000 6.792%,  5/15/2055
a
757,030
Berkshire Hathaway Finance
Corporation
2,744,000 2.850%,  10/15/2050 1,726,243
BlackRock Funding, Inc.
1,407,000 5.250%,  3/14/2054 1,316,785
Blackstone Private Credit Fund
2,800,000 5.600%,  11/22/2029 2,765,424
2,820,000 5.050%,  9/10/2030 2,702,259
Blackstone Reg Finance
Company, LLC
1,155,000 4.950%,  2/15/2036 1,122,490
Blue Owl Credit Income
Corporation
3,093,000 4.700%,  2/8/2027 3,075,547
Blue Owl Technology Finance
Corporation
500,000 6.100%,  3/15/2028
b
497,934
2,090,000 6.750%,  4/4/2029
b
2,094,663
2,806,000 6.125%,  1/23/2031
b
2,701,709
BNP Paribas SA
2,725,000 5.283%,  11/19/2030
a,c
2,772,409
Brixmor Operating Partnership, LP
400,000 2.250%,  4/1/2028 384,130
Brookfield Asset Management,
Ltd.
471,000 6.077%,  9/15/2055 465,522
Brookfield Finance, Inc.
1,864,000 5.813%,  3/3/2055 1,782,824
Brown & Brown, Inc.
931,000 5.550%,  6/23/2035 927,969
Camden Property Trust
2,575,000 3.150%,  7/1/2029 2,472,663
Capital One Financial Corporation
250,000 3.273%,  3/1/2030
c
241,057
1,612,000 4.722%,  1/30/2032
c
1,592,871
250,000 6.700%,  11/29/2032 272,608
Charles Schwab Corporation
2,363,000 6.136%,  8/24/2034
c
2,522,266
3,766,000 4.914%,  11/14/2036
c
3,675,058
Chubb INA Holdings, LLC
1,250,000 4.350%,  11/3/2045
b
1,062,264

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  40.8% - continued
Citadel Finance, LLC
$ 1,000,000 5.900%,  2/10/2030
a
$ 1,008,401
Citadel, LP
2,327,000 6.375%,  1/23/2032
a
2,435,947
Citibank NA
500,000 5.570%,  4/30/2034 520,361
Citigroup, Inc.
1,300,000 1.462%,  6/9/2027
c
1,295,778
950,000 3.070%,  2/24/2028
c
939,223
4,052,000 3.668%,  7/24/2028
c
4,014,498
2,164,000 3.520%,  10/27/2028
c
2,134,333
2,000,000 4.075%,  4/23/2029
c
1,984,991
4,244,000 4.952%,  5/7/2031
c
4,273,392
3,981,000 4.910%,  5/24/2033
c
3,971,047
2,833,000 6.174%,  5/25/2034
c
2,951,382
3,051,000 6.020%,  1/24/2036
c
3,132,195
1,262,000 5.174%,  9/11/2036
c
1,250,225
CNA Financial Corporation
2,360,000 5.125%,  2/15/2034 2,340,487
Commonwealth Bank of Australia
600,000 2.688%,  3/11/2031
a
543,208
COPT Defense Properties, LP
1,835,000 4.500%,  10/15/2030 1,814,056
Corebridge Financial, Inc.
1,400,000 6.375%,  9/15/2054
c
1,392,091
500,000 5.750%,  1/15/2034
b
514,687
Cousins Properties, LP
912,000 5.375%,  2/15/2032 922,154
2,805,000 4.875%,  3/1/2033 2,714,513
Credit Agricole SA
1,500,000 5.230%,  1/9/2029
a,c
1,515,138
500,000 3.250%,  1/14/2030
a
471,062
2,750,000 4.818%,  9/25/2033
a,c
2,697,267
3,235,000 5.261%,  1/12/2037
a,c
3,168,892
Credit Suisse Group AG
2,800,000 7.250%,  N/A
*,d
672,000
Deutsche Bank AG/New York, NY
2,327,000 5.297%,  5/9/2031
c
2,352,416
1,600,000 4.950%,  8/4/2031
c
1,594,983
3,750,000 3.729%,  1/14/2032
c
3,484,748
750,000 3.742%,  1/7/2033
c
684,549
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
3,741,000 5.950%,  9/17/2030
a
3,544,524
Elevance Health, Inc.
1,000,000 4.625%,  5/15/2042 881,235
EPR Properties
500,000 4.950%,  4/15/2028 500,095
3,749,000 4.750%,  11/15/2030 3,684,261
ERP Operating, LP
2,790,000 4.950%,  6/15/2032 2,814,639
Essential Properties, LP
1,388,000 5.400%,  12/1/2035 1,372,340
F&G Global Funding
2,044,000 4.650%,  9/8/2028
a
2,017,824
Fifth Third Bancorp
500,000 4.772%,  7/28/2030
c
499,942
Fifth Third Financial Corporation
930,000 5.982%,  1/30/2030
c
959,059
Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  40.8% - continued
First Citizens BancShares, Inc./NC
$ 4,000,000 5.600%,  9/5/2035
c
$ 3,910,875
Franklin BSP Capital Corporation
2,817,000 6.000%,  10/2/2030
a
2,700,597
FS KKR Capital Corporation
500,000 2.625%,  1/15/2027 488,566
Goldman Sachs BDC, Inc.
1,637,000 6.375%,  3/11/2027 1,655,482
3,741,000 5.650%,  9/9/2030
b
3,681,441
Goldman Sachs Group, Inc.
500,000 2.640%,  2/24/2028
c
492,680
400,000 3.615%,  3/15/2028
c
397,192
1,000,000 4.482%,  8/23/2028
c
1,000,370
1,000,000 3.814%,  4/23/2029
c
985,713
2,770,000 6.484%,  10/24/2029
c
2,891,910
2,033,000 5.218%,  4/23/2031
c
2,066,083
935,000 1.992%,  1/27/2032
c
822,680
500,000 2.615%,  4/22/2032
c
450,001
500,000 2.383%,  7/21/2032
c
442,740
6,936,000 3.102%,  2/24/2033
c
6,279,716
1,000,000 5.330%,  7/23/2035
c
1,003,746
500,000 5.016%,  10/23/2035
c
491,938
1,868,000 4.939%,  10/21/2036
c
1,812,013
2,805,000 5.387%,  2/2/2041
c
2,730,270
1,637,000 5.541%,  1/21/2047
c
1,565,376
Goldman Sachs Private Credit
Corporation
904,000 5.050%,  2/23/2028
a
893,189
1,068,000 5.875%,  5/6/2028
a,b
1,068,875
1,628,000 5.375%,  1/31/2029
a
1,606,547
Golub Capital Private Credit Fund
923,000 5.600%,  4/15/2031
a
891,073
Hartford Insurance Group, Inc.
500,000 2.800%,  8/19/2029 473,717
Healthcare Realty Holdings, LP
4,693,000 2.000%,  3/15/2031
b
4,100,836
Highwoods Realty, LP
1,390,000 5.350%,  1/15/2033 1,376,800
HPS Corporate Lending Fund
1,337,000 5.150%,  4/2/2029
a
1,309,120
HSBC Holdings plc
400,000 6.161%,  3/9/2029
c
411,198
1,400,000 4.583%,  6/19/2029
c
1,399,692
2,782,000 5.130%,  3/3/2031
c
2,816,957
600,000 2.804%,  5/24/2032
c
543,136
3,755,000 5.741%,  9/10/2036
c
3,770,877
Huntington Bancshares, Inc./OH
2,811,000 6.141%,  11/18/2039
c
2,864,141
JPMorgan Chase & Company
1,000,000 2.947%,  2/24/2028
c
988,242
1,500,000 4.005%,  4/23/2029
c
1,487,945
500,000 2.069%,  6/1/2029
c
476,375
2,725,000 4.203%,  7/23/2029
c
2,708,035
2,000,000 4.493%,  3/24/2031
c
1,992,822
2,850,000 2.522%,  4/22/2031
c
2,635,106
1,617,000 4.347%,  1/22/2032
b,c
1,592,246
3,490,000 1.953%,  2/4/2032
c
3,079,425
500,000 2.963%,  1/25/2033
c
453,877
3,747,000 4.586%,  4/26/2033
c
3,698,290
3,309,000 4.912%,  7/25/2033
c
3,318,650
500,000 5.717%,  9/14/2033
c
518,823
500,000 5.350%,  6/1/2034
c
510,356

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  40.8% - continued
$ 500,000 6.254%,  10/23/2034
c
$ 536,267
250,000 5.336%,  1/23/2035
c
253,401
2,798,000 5.766%,  4/22/2035
c
2,916,731
1,861,000 5.502%,  1/24/2036
c
1,905,737
3,747,000 4.810%,  10/22/2036
c
3,639,872
3,736,000 5.193%,  2/5/2037
c
3,675,323
2,823,000 5.534%,  11/29/2045
c
2,781,541
KeyBank NA
750,000 3.900%,  4/13/2029 733,466
Kilroy Realty, LP
1,226,000 4.250%,  8/15/2029 1,188,738
2,810,000 5.875%,  10/15/2035 2,731,740
Lincoln National Corporation
3,660,000 2.330%,  8/15/2030 3,290,882
Lloyds Banking Group plc
2,800,000 5.871%,  3/6/2029
c
2,867,762
2,800,000 4.425%,  11/4/2031
c
2,756,646
800,000 6.068%,  6/13/2036
c
819,460
LPL Holdings, Inc.
3,663,000 4.900%,  4/3/2028 3,672,798
Macquarie AirFinance Holdings,
Ltd.
666,000 6.400%,  3/26/2029
a
688,497
1,865,000 5.150%,  3/17/2030
a
1,857,767
Macquarie Bank, Ltd.
3,755,000 5.642%,  8/13/2036
a,c
3,751,952
Macquarie Group, Ltd.
400,000 1.629%,  9/23/2027
a,c
395,515
Marsh & McLennan Companies,
Inc.
700,000 5.450%,  3/15/2053 658,270
500,000 2.375%,  12/15/2031 445,257
Massachusetts Mutual Life
Insurance Company
3,750,000 3.200%,  12/1/2061
a
2,219,529
Mid-America Apartments, LP
500,000 4.200%,  6/15/2028 498,755
Mizuho Financial Group, Inc.
1,300,000 5.098%,  5/13/2031
c
1,319,100
1,025,000 2.564%,  9/13/2031
b
904,692
500,000 5.748%,  7/6/2034
c
520,576
Morgan Stanley
1,845,000 5.516%,  11/19/2055
c
1,755,652
250,000 1.593%,  5/4/2027
c
249,939
450,000 1.512%,  7/20/2027
c
447,265
350,000 5.123%,  2/1/2029
c
353,589
1,868,000 5.164%,  4/20/2029
c
1,889,240
2,600,000 3.622%,  4/1/2031
c
2,499,065
500,000 2.943%,  1/21/2033
c
451,057
500,000 4.889%,  7/20/2033
c
498,998
2,368,000 5.250%,  4/21/2034
c
2,391,711
500,000 5.424%,  7/21/2034
c
509,587
1,852,000 5.831%,  4/19/2035
c
1,926,908
1,394,000 5.587%,  1/18/2036
c
1,429,021
1,000,000 2.484%,  9/16/2036
c
865,664
3,279,000 5.297%,  4/20/2037
c
3,282,900
3,500,000 5.314%,  1/18/2041
c
3,406,268
Nasdaq, Inc.
2,360,000 3.250%,  4/28/2050 1,581,913
Nationwide Building Society
1,300,000 5.537%,  7/14/2036
a,c
1,310,740
Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  40.8% - continued
NatWest Group plc
$ 500,000 4.892%,  5/18/2029
c
$ 503,247
1,875,000 4.445%,  5/8/2030
c
1,864,680
4,047,000 6.475%,  6/1/2034
c
4,193,053
New York Life Global Funding
500,000 5.000%,  1/9/2034
a
500,466
Nippon Life Insurance Company
3,750,000 5.046%,  4/2/2033
a
3,757,678
Nomura Holdings, Inc.
750,000 2.172%,  7/14/2028 712,311
2,970,000 5.783%,  7/3/2034 3,062,994
Northwestern Mutual Life
Insurance Company
500,000 6.170%,  5/29/2055
a
515,418
Omega Healthcare Investors, Inc.
2,993,000 3.625%,  10/1/2029 2,883,934
2,569,000 5.200%,  7/1/2030 2,588,562
Omnis Funding Trust
1,594,000 6.722%,  5/15/2055
a
1,634,886
Pinnacle Bank/Nashville, TN
3,500,000 5.625%,  2/15/2028 3,526,081
PNC Bank NA
500,000 2.700%,  10/22/2029 470,539
PNC Financial Services Group,
Inc.
918,000 6.615%,  10/20/2027
c
927,549
500,000 5.582%,  6/12/2029
c
512,066
500,000 6.875%,  10/20/2034
c
552,998
2,257,000 5.423%,  1/25/2041
c
2,213,477
Prologis Targeted US Logistics
Fund, LP
2,597,000 5.250%,  4/1/2029
a
2,647,621
1,399,000 5.250%,  1/15/2035
a,b
1,400,932
Prologis, LP
1,845,000 5.250%,  3/15/2054 1,716,820
Protective Life Corporation
3,733,000 4.700%,  1/15/2031
a
3,699,454
Prudential Financial, Inc.
3,562,000 5.125%,  3/1/2052
c
3,471,652
1,250,000 6.500%,  3/15/2054
b,c
1,287,130
Regency Centers, LP
2,120,000 5.250%,  1/15/2034 2,145,081
Reinsurance Group of America,
Inc.
500,000 6.000%,  9/15/2033 520,849
750,000 5.750%,  9/15/2034 767,030
RGA Global Funding
1,395,000 5.500%,  1/11/2031
a
1,437,611
Santander Holdings USA, Inc.
500,000 2.490%,  1/6/2028
c
492,856
933,000 6.499%,  3/9/2029
c
962,062
2,739,000 5.473%,  3/20/2029
c
2,778,904
800,000 6.174%,  1/9/2030
c
825,645
Simon Property Group, LP
500,000 6.250%,  1/15/2034 538,810
Sixth Street Lending Partners
1,870,000 6.125%,  7/15/2030 1,878,628
Societe Generale SA
3,286,000 5.249%,  5/22/2029
a,c
3,319,776
2,800,000 5.439%,  10/3/2036
a,c
2,753,692

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  40.8% - continued
Standard Chartered plc
$ 725,000 2.608%,  1/12/2028
a,c
$ 715,446
2,300,000 5.545%,  1/21/2029
a,c
2,334,493
State Street Corporation
1,250,000 4.530%,  2/20/2029
c
1,254,867
1,650,000 4.558%,  4/23/2032
c
1,642,052
200,000 4.421%,  5/13/2033
c
196,158
Sumisho Air Lease Corporation
550,000 3.125%,  12/1/2030 508,233
3,739,000 4.850%,  3/24/2031
a
3,706,228
Sumitomo Mitsui Financial Group,
Inc.
350,000 5.716%,  9/14/2028 359,691
2,400,000 1.710%,  1/12/2031 2,099,728
300,000 5.766%,  1/13/2033 313,319
3,760,000 5.334%,  3/3/2041
c
3,667,057
Synchrony Financial
3,754,000 4.947%,  2/25/2032
c
3,667,583
Toronto-Dominion Bank
1,392,000 5.146%,  9/10/2034
c
1,399,458
1,128,000 4.928%,  10/15/2035 1,104,619
TPG Operating Group II, LP
2,820,000 4.875%,  5/15/2031 2,780,207
Travelers Companies, Inc.
914,000 5.050%,  7/24/2035 915,502
Truist Bank
500,000 2.250%,  3/11/2030 456,306
Truist Financial Corporation
2,866,000 6.047%,  6/8/2027
c
2,870,318
1,336,000 5.125%,  12/15/2027
c,e
1,323,027
450,000 1.887%,  6/7/2029
c
426,506
2,292,000 4.597%,  1/27/2032
c
2,269,260
1,000,000 5.153%,  8/5/2032
c
1,013,116
2,332,000 5.122%,  1/26/2034
c
2,330,782
1,860,000 5.711%,  1/24/2035
c
1,914,120
U.S. Bancorp
750,000 4.548%,  7/22/2028
c
751,183
2,798,000 5.775%,  6/12/2029
c
2,871,375
948,000 5.836%,  6/12/2034
c
990,113
1,945,000 5.678%,  1/23/2035
c
2,010,019
UBS Group AG
1,000,000 3.869%,  1/12/2029
a,c
988,817
2,329,000 3.091%,  5/14/2032
a,c
2,140,409
2,275,000 5.699%,  2/8/2035
a,c
2,341,633
1,800,000 5.379%,  9/6/2045
a,c
1,710,481
UnitedHealth Group, Inc.
1,500,000 5.375%,  4/15/2054 1,384,066
Unum Group
2,097,000 5.250%,  12/15/2035 2,061,801
Wells Fargo & Company
3,630,000 4.900%,  1/24/2028
c
3,642,894
2,311,000 3.526%,  3/24/2028
c
2,293,438
1,828,000 5.707%,  4/22/2028
c
1,849,892
1,075,000 3.584%,  5/22/2028
c
1,065,836
750,000 4.808%,  7/25/2028
c
753,108
1,861,000 5.574%,  7/25/2029
c
1,901,995
1,625,000 4.478%,  4/4/2031
c
1,613,296
1,891,000 5.389%,  4/24/2034
c
1,925,054
500,000 5.557%,  7/25/2034
c
513,705
500,000 6.491%,  10/23/2034
c
541,832
2,000,000 5.499%,  1/23/2035
c
2,039,403
500,000 5.605%,  4/23/2036
c
512,779
Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  40.8% - continued
$ 3,149,000 4.960%,  1/23/2037
c
$ 3,067,960
3,600,000 4.900%,  11/17/2045 3,119,987
Western Alliance Bank
1,400,000 6.537%,  11/15/2035
c
1,383,928
Westpac Banking Corporation
750,000 4.110%,  7/24/2034
c
732,994
Willis North America, Inc.
500,000 5.900%,  3/5/2054 488,132
Wynnton Funding Trust II
1,379,000 5.991%,  8/15/2055
a
1,358,246
Zions Bancorp NA
2,750,000 4.704%,  8/18/2028
c
2,748,823
1,750,000 4.483%,  2/9/2029
c
1,740,424
Total 548,528,065
Foreign Government  0.6%
Corporacion Nacional del Cobre
de Chile
2,800,000 5.529%,  1/30/2037
a
2,780,120
Eagle Funding Luxco SARL
1,550,000 5.500%,  8/17/2030
a
1,561,935
Mexico Government International
Bond
2,800,000 5.625%,  9/22/2035 2,739,800
NBN Company, Ltd.
650,000 4.150%,  9/16/2030
a
641,263
Saudi Arabian Oil Company
800,000 4.375%,  2/2/2031
a
785,011
Total 8,508,129
Technology  9.2%
Accenture Capital, Inc.
2,794,000 4.500%,  10/4/2034 2,691,823
Advanced Micro Devices, Inc.
1,873,000 4.393%,  6/1/2052 1,555,691
Alphabet, Inc.
1,377,000 5.250%,  5/15/2055 1,280,944
5,369,000 4.400%,  2/15/2033 5,286,274
1,783,000 4.700%,  11/15/2035 1,750,335
1,155,000 4.800%,  2/15/2036 1,143,263
Analog Devices, Inc.
75,000 2.100%,  10/1/2031 66,287
Apple, Inc.
1,050,000 2.650%,  2/8/2051 638,440
4,100,000 3.750%,  9/12/2047 3,182,170
Broadcom, Inc.
3,818,000 4.900%,  7/15/2032 3,854,500
995,000 3.469%,  4/15/2034 897,976
500,000 4.800%,  10/15/2034 493,363
3,750,000 3.137%,  11/15/2035
a
3,196,226
3,750,000 3.187%,  11/15/2036
a
3,146,649
1,890,000 4.926%,  5/15/2037
a
1,841,360
1,872,000 4.900%,  2/15/2038 1,809,031
Cisco Systems, Inc.
899,000 5.300%,  2/26/2054 843,873
1,000,000 5.350%,  2/26/2064 919,208
Dell, Inc.
2,354,000 6.500%,  4/15/2038 2,535,454

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Technology  9.2% - continued
Equinix Europe 2 Financing
Corporation, LLC
$ 3,760,000 4.700%,  3/15/2033 $ 3,682,919
Fiserv, Inc.
1,890,000 2.650%,  6/1/2030 1,729,094
2,835,000 5.350%,  3/15/2031 2,870,048
1,883,000 5.600%,  3/2/2033 1,909,386
1,000,000 5.450%,  3/15/2034 993,404
2,821,000 5.150%,  8/12/2034 2,748,948
Foundry JV Holdco, LLC
1,800,000 5.900%,  1/25/2030
a
1,867,446
1,300,000 5.900%,  1/25/2033
a
1,352,563
1,800,000 6.400%,  1/25/2038
a
1,922,570
Global Payments, Inc.
750,000 4.950%,  8/15/2027 752,139
500,000 5.300%,  8/15/2029 503,097
Hewlett Packard Enterprise
Company
1,250,000 4.400%,  9/25/2027 1,248,879
2,343,000 4.850%,  10/15/2031 2,329,664
2,820,000 6.350%,  10/15/2045 2,842,810
HUT 8 DC, LLC
1,200,000 6.192%,  11/15/2042
a
1,209,932
IBM International Capital, Private
Ltd.
750,000 5.300%,  2/5/2054 666,074
Intel Corporation
1,600,000 6.125%,  5/15/2056 1,588,112
2,871,000 4.900%,  7/29/2045 2,476,769
International Business Machines
Corporation
2,816,000 5.800%,  2/3/2056 2,669,241
2,792,000 4.600%,  2/3/2033 2,743,185
Jabil, Inc.
500,000 5.450%,  2/1/2029 508,882
KLA Corporation
2,811,000 3.300%,  3/1/2050 1,927,149
Marvell Technology, Inc.
500,000 2.950%,  4/15/2031 460,926
460,000 5.950%,  9/15/2033 485,932
3,050,000 5.300%,  4/15/2036 3,051,672
Mastercard, Inc.
500,000 4.875%,  5/9/2034 503,588
1,050,000 3.950%,  2/26/2048 831,445
Moody's Corporation
500,000 4.250%,  8/8/2032 488,350
NXP BV/NXP Funding, LLC
1,405,000 5.550%,  12/1/2028 1,437,064
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,880,000 4.300%,  6/18/2029 1,864,765
1,870,000 3.250%,  5/11/2041 1,407,511
Oracle Corporation
1,367,000 6.700%,  2/4/2056 1,259,830
1,000,000 5.375%,  9/27/2054 769,750
3,621,000 6.900%,  11/9/2052 3,426,984
550,000 6.150%,  11/9/2029 566,728
1,979,000 5.250%,  2/3/2032 1,950,635
2,110,000 4.800%,  9/26/2032 2,006,325
902,000 4.700%,  9/27/2034 823,747
3,650,000 5.700%,  2/4/2036 3,505,271
4,408,000 5.875%,  9/26/2045 3,796,540
Principal
Amount Long-Term Fixed Income  99.0% Value
Technology  9.2% - continued
Paychex, Inc.
$ 921,000 5.600%,  4/15/2035
b
$ 922,467
PayPal Holdings, Inc.
2,611,000 5.500%,  6/1/2054 2,372,478
Roper Technologies, Inc.
2,320,000 1.750%,  2/15/2031 2,011,469
S&P Global, Inc.
883,000 4.800%,  12/4/2035
a
863,788
Salesforce, Inc.
3,722,000 5.550%,  3/15/2036 3,711,719
Synopsys, Inc.
2,333,000 5.700%,  4/1/2055 2,240,558
Texas Instruments, Inc.
500,000 5.150%,  2/8/2054
b
468,019
Verisk Analytics, Inc.
1,245,000 4.450%,  3/15/2031 1,227,873
1,392,000 5.250%,  3/15/2035 1,379,965
VMware, LLC
1,500,000 4.700%,  5/15/2030 1,508,521
550,000 2.200%,  8/15/2031 486,810
Total 123,505,908
Transportation  2.3%
Burlington Northern Santa Fe, LLC
500,000 5.500%,  3/15/2055 481,758
1,000,000 5.550%,  3/15/2056 967,429
2,340,000 2.875%,  6/15/2052 1,441,821
390,000 5.750%,  5/1/2040 406,905
1,861,000 4.450%,  3/15/2043 1,626,088
Canadian Pacific Railway
Company
1,873,000 4.700%,  5/1/2048 1,623,838
Delta Air Lines, Inc.
1,000,000 4.375%,  4/19/2028 994,200
2,783,000 5.250%,  7/10/2030 2,804,721
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
3,308,334 4.750%,  10/20/2028
a
3,310,947
ERAC USA Finance, LLC
1,871,000 5.400%,  5/1/2053
a,b
1,767,955
FedEx Freight Holding Company,
Inc.
2,797,000 4.950%,  3/15/2033
a
2,747,252
Norfolk Southern Corporation
750,000 4.450%,  3/1/2033 738,456
2,325,000 5.100%,  5/1/2035 2,341,780
Penske Truck Leasing Company,
LP/PTL Finance Corporation
500,000 1.700%,  6/15/2026
a
498,407
Ryder System, Inc.
500,000 2.850%,  3/1/2027 494,147
1,851,000 4.850%,  6/15/2030
b
1,869,206
Southwest Airlines Company
500,000 5.125%,  6/15/2027 502,214
Union Pacific Corporation
3,746,000 2.973%,  9/16/2062 2,162,492
500,000 5.600%,  12/1/2054 489,268

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Transportation  2.3% - continued
United Airlines, Inc.
$ 3,751,000 4.625%,  4/15/2029
a
$ 3,702,706
Total 30,971,590
U.S. Government & Agencies  1.1%
U.S. Treasury Bonds
8,150,000 1.375%,  8/15/2050 3,937,150
10,500,000 4.500%,  11/15/2054 9,685,840
1,615,000 3.375%,  5/15/2044 1,307,835
Total 14,930,825
Utilities  8.8%
AEP Texas, Inc.
1,379,000 5.850%,  10/15/2055 1,325,869
AES Corporation
4,613,000 3.950%,  7/15/2030
a
4,422,201
Ameren Corporation
250,000 1.750%,  3/15/2028 238,074
American Electric Power
Company, Inc.
1,380,000 6.050%,  3/15/2056
c
1,375,609
500,000 2.300%,  3/1/2030 459,642
American Water Capital
Corporation
1,403,000 5.700%,  9/1/2055 1,372,168
Arizona Public Service Company
500,000 5.550%,  8/1/2033 513,969
Atmos Energy Corporation
1,000,000 5.450%,  1/15/2056 953,728
889,000 5.000%,  12/15/2054 792,150
Berkshire Hathaway Energy
Company
3,088,000 4.500%,  2/1/2045 2,636,958
CenterPoint Energy, Inc.
250,000 1.450%,  6/1/2026 249,398
Commonwealth Edison Company
2,800,000 3.700%,  3/1/2045 2,144,771
Consolidated Edison Company of
New York, Inc.
1,377,000 4.500%,  12/1/2045 1,161,381
Constellation Energy Generation,
LLC
921,000 5.875%,  1/15/2066 884,768
750,000 5.750%,  3/15/2054 732,656
500,000 5.800%,  3/1/2033 524,280
926,000 6.125%,  1/15/2034 990,455
Consumers Energy Company
3,035,000 4.350%,  4/15/2049 2,476,193
Dominion Energy, Inc.
550,000 3.375%,  4/1/2030 525,506
DTE Electric Company
2,415,000 3.700%,  3/15/2045 1,841,434
1,000,000 3.700%,  6/1/2046 751,846
DTE Energy Company
500,000 4.875%,  6/1/2028 503,965
Duke Energy Carolinas, LLC
1,500,000 5.400%,  1/15/2054 1,412,444
2,290,000 3.700%,  12/1/2047 1,693,248
Duke Energy Corporation
750,000 5.800%,  6/15/2054 717,524
500,000 5.750%,  9/15/2033 522,896
Principal
Amount Long-Term Fixed Income  99.0% Value
Utilities  8.8% - continued
$ 2,759,000 5.450%,  6/15/2034 $ 2,818,831
Duke Energy Indiana, LLC
2,500,000 3.750%,  5/15/2046 1,893,447
Duke Energy Ohio, Inc.
500,000 5.550%,  3/15/2054 476,136
Enel Finance International NV
2,800,000 5.125%,  6/26/2029
a
2,840,785
Entergy Corporation
50,000 1.900%,  6/15/2028 47,477
Entergy Louisiana, LLC
1,360,000 5.800%,  3/15/2055 1,336,382
Eversource Energy
500,000 4.600%,  7/1/2027 500,516
Exelon Corporation
2,000,000 5.600%,  3/15/2053 1,886,583
1,340,000 4.700%,  4/15/2050 1,114,205
500,000 4.050%,  4/15/2030 489,805
3,059,000 4.450%,  4/15/2046 2,512,661
Fells Point Funding Trust
1,000,000 3.046%,  1/31/2027
a
990,551
FirstEnergy Corporation
2,339,000 4.850%,  7/15/2047 2,010,329
Georgia Power Company
899,000 5.250%,  3/15/2034 916,040
Indiana Michigan Power Company
1,187,000 5.600%,  3/15/2056 1,146,634
ITC Holdings Corporation
500,000 4.950%,  9/22/2027
a
502,444
1,860,000 5.300%,  7/1/2043 1,702,881
Jersey Central Power & Light
Company
2,600,000 2.750%,  3/1/2032
a
2,336,169
MidAmerican Energy Company
2,000,000 5.300%,  2/1/2055 1,855,617
2,123,000 5.850%,  9/15/2054 2,122,768
NextEra Energy Capital Holdings,
Inc.
2,800,000 5.900%,  3/15/2055 2,743,535
500,000 2.250%,  6/1/2030 456,202
1,378,000 5.300%,  3/15/2032 1,413,674
NiSource, Inc.
1,000,000 5.850%,  4/1/2055 972,474
1,163,000 5.750%,  7/15/2056
b,c
1,163,212
500,000 2.950%,  9/1/2029 475,786
2,925,000 5.650%,  2/1/2045 2,828,929
Northern States Power Company/
MN
500,000 5.400%,  3/15/2054 473,883
NRG Energy, Inc.
2,800,000 4.955%,  4/30/2031
a
2,780,776
Oncor Electric Delivery Company,
LLC
750,000 5.550%,  6/15/2054 711,691
Pacific Gas and Electric Company
500,000 6.750%,  1/15/2053 522,073
2,839,000 5.550%,  5/15/2029 2,903,138
1,639,000 4.550%,  7/1/2030 1,620,542
896,000 5.800%,  5/15/2034 918,871
PPL Capital Funding, Inc.
2,795,000 5.250%,  9/1/2034 2,821,991

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Utilities  8.8% - continued
PPL Electric Utilities Corporation
$ 1,695,000 3.950%,  6/1/2047 $ 1,316,821
Public Service Company of
Colorado
2,311,000 4.500%,  6/1/2052 1,875,019
Public Service Enterprise Group,
Inc.
1,050,000 4.900%,  3/15/2030 1,060,260
RWE Finance US, LLC
600,000 5.875%,  9/18/2055
a
571,256
San Diego Gas & Electric
Company
500,000 5.550%,  4/15/2054 474,434
1,250,000 4.150%,  5/15/2048 974,836
Sempra
1,711,000 5.250%,  3/15/2036 1,690,222
Southern California Edison
Company
1,000,000 5.450%,  6/1/2031 1,023,504
715,000 5.450%,  3/1/2035 713,848
Southern Company
2,250,000 5.113%,  8/1/2027 2,268,728
850,000 5.700%,  10/15/2032 888,486
3,767,000 4.850%,  3/15/2035 3,665,481
500,000 3.750%,  9/15/2051
c
497,936
Southern Company Gas Capital
Corporation
1,850,000 4.400%,  5/30/2047 1,506,182
Southwestern Electric Power
Company
1,773,000 3.900%,  4/1/2045 1,336,688
Union Electric Company
1,796,000 3.900%,  9/15/2042 1,454,171
Virginia Electric and Power
Company
1,410,000 5.350%,  1/15/2054 1,298,946
2,500,000 4.600%,  12/1/2048 2,076,179
Vistra Operations Company, LLC
3,739,000 5.250%,  10/15/2035
a
3,627,828
2,800,000 5.550%,  4/30/2036
a
2,773,060
Xcel Energy, Inc.
2,138,000 4.600%,  6/1/2032 2,104,606
1,415,000 5.600%,  4/15/2035 1,441,083
Total 118,169,745
Total Long-Term Fixed Income
(cost $1,341,568,431) 1,332,410,174
Shares
Collateral Held for Securities
Loaned 2.1% Value
28,765,054 Thrivent Cash Management Trust 28,765,054
Total Collateral Held for
Securities Loaned
(cost $28,765,054) 28,765,054
Shares or
Principal
Amount Short-Term Investments < 0 .1% Value
State Street Institutional U.S.
Government Money Market
Fund
244,471 3.596%
f
$ 244,471
Total Short-Term Investments
(cost $244,471) 244,471
Total Investments (cost
$1,370,577,956) 101.1% $1,361,419,699
Other Assets and Liabilities, Net
(1.1%) (15,078,901)
Total Net Assets 100.0% $1,346,340,798
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $207,344,781 or 15.4%
of total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Defaulted security.  Interest is not being accrued.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Investment
Grade Bond Fund as of April 30, 2026 was $672,000 or
0.05% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  3/5/2026 $ 2,800,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Investment Grade
Corporate Bond Fund as of April 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 27,793,453
Total lending $27,793,453
Gross amount payable upon return of
collateral for securities loaned $28,765,054
Net amounts due to counterparty $971,601

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 44,047,782
Gross unrealized depreciation (89,417,216)
Net unrealized appreciation (depreciation) $ (45,369,434)
Cost for federal income tax purposes $ 1,406,789,133
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Investment Grade Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 14,746,818 – 14,746,818 –
Capital Goods 51,658,653 – 51,658,653 –
Communications Services 98,724,114 – 98,724,114 –
Consumer Cyclical 75,140,008 – 75,140,008 –
Consumer Non-Cyclical 173,050,073 – 173,050,073 –
Energy 74,476,246 – 74,476,246 –
Financials 548,528,065 – 548,528,065 –
Foreign Government 8,508,129 – 8,508,129 –
Technology 123,505,908 – 123,505,908 –
Transportation 30,971,590 – 30,971,590 –
U.S. Government & Agencies 14,930,825 – 14,930,825 –
Utilities 118,169,745 – 118,169,745 –
Short-Term Investments 244,471 244,471 – –
Subtotal Investments in Securities $1,332,654,645 $244,471 $1,332,410,174 $–
Other Investments  * Total
Collateral Held for Securities Loaned 28,765,054
Subtotal Other Investments $28,765,054
Total Investments at Value $1,361,419,699
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Investment Grade Bond
Fund, is as follows:
Fund
Value
2/27/2026
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $41,657 $12,892 $28,765 28,765 2.1%
Total Collateral Held for Securities Loaned – 28,765 2.1
Total Value $ – $28,765

Investment Grade Corporate Bond Fund
Schedule of Investments as of April 30, 2026
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/27/2026
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $31
Total Affiliated Income from Securities Loaned, Net $31
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2026
(Unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Basic Materials 1.6%
a
Value
BASF SE
$ 25,000,000 3.850% ,6/1/2026
b
$ 24,911,230
Mosaic Company
25,000,000 4.020% ,5/7/2026
b
24,980,555
Total 49,891,785
Principal
Amount Capital Goods 6.3%
a
Value
DCAT LLC
25,000,000 3.770% ,5/18/2026 24,953,017
Dealers Capital Access Trust, LLC
20,000,000 3.830% ,6/11/2026 19,911,194
Eaton Capital ULC
15,000,000 4.080% ,5/1/2026
b,c
14,998,359
15,000,000 4.010% ,5/6/2026
b,c
14,990,069
Emerson Electric Company
6,690,000 3.660% ,5/8/2026
b
6,684,586
12,225,000 3.660% ,5/15/2026
b
12,206,387
Owens Corning
25,000,000 4.000% ,5/4/2026
b
24,988,865
Republic Services, Inc.
14,370,000 3.920% ,5/7/2026
b
14,358,879
24,200,000 3.927% ,5/12/2026
b
24,167,930
Salisbury Receivables Company,
LLC
10,000,000 3.750% ,6/4/2026
b,c
9,963,007
25,000,000 3.910% ,6/12/2026
b,c
24,886,140
Total 192,108,433
Principal
Amount Consumer Cyclical 4.2%
a
Value
BMW US Capital, LLC
5,600,000
4.431% (SOFRINDX +
0.780%),3/19/2027
b,d
5,615,252
Darden Restaurants, Inc.
22,515,000 4.010% ,5/1/2026 22,512,528
Mercedes-Benz Finance North
America, LLC
6,800,000
4.278% (SOFRRATE +
0.630%),7/31/2026
b,d
6,807,392
PACCAR Financial Corporation
2,750,000 1.100% ,5/11/2026 2,747,780
Toyota Credit de Puerto Rico
Corporation
25,000,000 3.790% ,8/3/2026 24,741,830
15,000,000 3.830% ,8/31/2026 14,796,999
15,000,000 3.970% ,10/5/2026 14,738,992
Toyota Motor Credit Corporation
16,653,000
4.436% (SOFRRATE +
0.770%),8/7/2026
d
16,676,080
Volkswagen Group of America
Finance, LLC
19,790,000 3.940% ,5/8/2026
b,c
19,772,783
Total 128,409,636
Principal
Amount Consumer Non-Cyclical 4.5%
a
Value
Becton Dickinson & Compay
11,700,000 4.000% ,5/22/2026
b
11,671,117
City of Hope
25,000,000 3.750% ,5/5/2026
c
24,985,660
Principal
Amount Consumer Non-Cyclical  4.5%
a
Value
Johnson & Johnson
$ 11,000,000 3.700% ,5/4/2026
b
$ 10,995,593
21,000,000 3.680% ,8/20/2026
b
20,762,188
Proctor & Gamble Company
15,000,000 3.750% ,7/28/2026
b
14,865,005
Roche Holdings, Inc.
2,850,000 2.625% ,5/15/2026
b
2,848,237
Sanofi SA
20,000,000 3.760% ,6/11/2026
b
19,914,040
15,000,000 3.840% ,9/9/2026
b
14,797,710
15,000,000 3.810% ,10/22/2026
b
14,730,330
Total 135,569,880
Principal
Amount Energy 2.0%
a
Value
ONEOK, Inc.
10,000,000 4.000% ,5/1/2026
b,c
9,998,902
15,000,000 4.150% ,5/7/2026
b,c
14,988,422
12,000,000 4.110% ,5/8/2026
b,c
11,989,380
Total Capital SA
25,000,000 3.730% ,8/31/2026
b,c
24,671,060
Total 61,647,764
Principal
Amount Financials 57.3%
a
Value
Alexandria Real Estate Equities,
Inc.
22,775,000 4.010% ,5/1/2026
b,c
22,772,538
AllianceBernstein , LP
25,000,000 3.810% ,5/13/2026
b
24,966,455
ANZ New Zealand International,
Ltd./London
6,950,000 3.705% ,5/22/2026
b,c
6,934,162
Australia & New Zealand Banking
Group, Ltd.
25,000,000 3.900% ,7/23/2026
b
24,778,450
15,000,000 3.930% ,9/24/2026
b
15,000,486
AvalonBay Communities, Inc.
21,150,000 4.050% ,5/12/2026
b
21,121,972
Bank of America NA
2,000,000
4.684% (SOFRRATE +
1.020%),8/18/2026
d
2,003,064
Bank of New Zealand
9,000,000 3.735% ,7/27/2026
b
8,916,414
15,000,000 3.840% ,10/27/2026
b
14,712,750
Barclays Bank plc
15,000,000 3.920% ,6/29/2026
b,c
14,904,367
Barton Capital SA
6,700,000 3.950% ,8/28/2026
b,c
6,613,347
Bay Square Funding, LLC
15,000,000 3.840% ,6/23/2026
b
14,913,960
Cabot Trail Funding, LLC
12,895,000 3.770% ,6/29/2026
b
12,812,687
Canadian Imperial Bank of
Commerce/New York, NY
10,000,000
3.960% (SOFRRATE +
0.330%),7/23/2026
d
10,004,756
Chariot Funding, LLC
25,000,000
3.890% (SOFRRATE +
0.260%),8/26/2026
b,d
24,996,463
12,500,000
3.890% (SOFRRATE +
0.250%),8/26/2026
b,d
12,497,815

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2026
(Unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials  57.3%
a
Value
$ 15,000,000
3.980% (SOFRRATE +
0.340%),10/26/2026
b,d
$ 15,000,196
Charta, LLC
20,000,000 3.720% ,5/21/2026
b,c
19,955,784
Citibank NA
9,487,000
4.373% (SOFRRATE +
0.708%),8/6/2026
d
9,491,317
Citigroup Global Markets Holdings,
Inc./United States
15,000,000 3.860% ,10/1/2026
b
14,752,402
15,000,000 3.950% ,4/28/2027
b
14,408,676
Citigroup Global Markets, Inc.
25,000,000
3.970% (SOFRRATE +
0.340%),6/17/2026
b,d
25,007,492
25,000,000
3.910% (SOFRRATE +
0.280%),7/1/2026
b,d
25,005,467
25,000,000
3.930% (SOFRRATE +
0.300%),8/28/2026
b,d
25,005,745
Commonwealth Bank of Australia
10,000,000
4.173% (SOFRRATE +
0.520%),6/15/2026
b,d
10,004,280
Cooperatieve Rabobank UA/NY
6,500,000
4.278% (SOFRINDX +
0.620%),8/28/2026
d
6,507,813
10,190,000
4.550% (SOFRINDX +
0.900%),10/5/2026
d
10,214,558
25,000,000
3.950% (SOFRRATE +
0.320%),11/25/2026
d
25,001,505
Credit Agricole Corporate and
Investment Bank/New York
15,000,000 3.960% ,11/3/2026 15,000,201
Falcon Asset Funding, LLC
25,000,000
3.990% (SOFRRATE +
0.350%),9/8/2026
b,d
25,003,201
Goldman Sachs Bank USA/New
York, NY
25,000,000 3.820% ,7/27/2026 24,997,252
20,140,000 5.414% 0,5/21/2027
d
20,150,292
Gotham Funding Corporation
25,000,000 3.950% ,6/16/2026
b,c
24,875,417
GTA Funding, LLC
25,000,000 3.870% ,5/6/2026
b
24,984,465
Healthpeak OP, LLC
21,000,000 4.100% ,5/13/2026
b,c
20,969,449
HSBC USA, Inc.
9,250,000
4.160% (SOFRRATE +
0.530%),5/15/2026
b,d
9,249,978
ING US Funding, LLC
10,000,000
3.840% (SOFRRATE +
0.200%),5/1/2026
b,c,d
10,000,033
J.P. Morgan Chase & Company
5,000,000 2.950% ,10/1/2026 4,977,061
Jupiter Securitization Company,
LLC
15,000,000 3.840% ,7/27/2026
b,c
14,859,225
Liberty Street Funding, LLC
25,000,000 3.740% ,6/17/2026
b,c
24,872,800
Lime Funding, LLC
15,410,000 4.010% ,5/18/2026
b
15,381,233
15,000,000 3.830% ,5/27/2026
b
14,957,437
Lloyds Bank plc
23,000,000 3.720% ,6/15/2026 22,888,832
25,000,000 3.720% ,6/22/2026 24,860,090
Principal
Amount Financials  57.3%
a
Value
Macquarie Bank, Ltd.
$ 15,000,000 3.780% ,9/4/2026
b
$ 14,792,973
25,000,000 3.900% ,9/16/2026
b
24,621,965
25,000,000 3.930% ,10/28/2026
b
24,511,007
15,000,000 3.900% ,11/24/2026
b
14,994,156
MetLife Short Term Funding, LLC
10,000,000 3.830% ,9/16/2026
b
9,851,103
20,000,000 3.850% ,9/17/2026
b
19,700,036
Mid-America Apartments, LP
25,000,000 4.070% ,5/5/2026
b
24,986,230
15,000,000 3.990% ,5/11/2026
b
14,981,775
7,000,000 4.100% ,5/14/2026
b
6,989,182
Mizuho Markets Cayman, LP
10,000,000
4.173% (SOFRRATE +
0.520%),10/9/2026
b,d
10,005,900
Morgan Stanley Bank NA
3,500,000 5.882% ,10/30/2026 3,526,029
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
10,000 3.569% ,5/1/2026 10,000
MUFG Bank Ltd./New York NY
17,000,000
3.980% (SOFRRATE +
0.350%),9/10/2026
d
17,005,770
National Australia Bank, Ltd.
25,000,000 3.970% ,10/26/2026
b
25,003,955
Nationwide Building Society
4,800,000 3.730% ,5/18/2026
b
4,791,003
15,000,000 3.725% ,5/19/2026
b
14,970,301
20,000,000 3.805% ,7/17/2026
b
19,833,080
Natixis SA/New York, NY
25,000,000 3.840% ,7/8/2026 24,817,680
New York Life Global Funding
18,170,000
4.134% (SOFRRATE +
0.480%),6/9/2026
b,d
18,175,088
19,400,000
4.239% (SOFRRATE +
0.580%),8/28/2026
b,d
19,415,225
4,867,000
4.077% (SOFRRATE +
0.410%),2/5/2027
b,d
4,865,539
New York Life Short Term Funding,
LLC
10,000,000 3.800% ,5/13/2026
b
9,986,582
15,000,000 3.850% ,7/30/2026
b
14,855,512
Nordea Bank Abp
10,000,000 3.890% ,8/4/2026
b
10,003,042
Nordea Bank Abp /New York, NY
15,000,000
3.930% (SOFRRATE +
0.300%),10/2/2026
d
15,003,501
15,000,000
3.980% (SOFRRATE +
0.350%),1/8/2027
d
15,005,718
Old Line Funding, LLC
25,000,000 3.740% ,5/18/2026
b,c
24,948,000
7,500,000 3.890% ,9/28/2026
b,c
7,377,934
Pacific Life Global Funding II
14,222,000
4.276% (SOFRRATE +
0.620%),6/4/2026
b,d
14,226,835
18,479,000
4.698% (SOFRINDX +
1.050%),7/28/2026
b,d
18,522,008
14,200,000
4.147% (SOFRRATE +
0.480%),2/4/2027
b,d
14,216,094
Pricoa Global Funding I
16,205,000 1.200% ,9/1/2026
b
16,050,410

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2026
(Unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials  57.3%
a
Value
Pricoa Short Term Funding, LLC
$ 15,000,000
3.930% (SOFRRATE +
0.300%),10/2/2026
b,d
$ 15,000,390
Royal Bank of Canada
23,080,000
4.129% (SOFRINDX +
0.460%),8/3/2026
d
23,088,916
25,000,000 3.900% ,8/10/2026
b
25,006,748
25,000,000 3.980% ,11/12/2026
b
25,001,678
22,170,000
4.599% (SOFRINDX +
0.950%),1/19/2027
d
22,264,223
4,677,000
4.359% (SOFRINDX +
0.710%),1/21/2027
d
4,689,579
Royal Bank of Canada, New York
15,000,000 3.875% ,3/12/2027
b
14,489,174
Skandinaviska Enskilda Banken AB
15,000,000 3.940% ,9/23/2026
b
15,004,244
Societe Generale SA
10,000,000 3.870% ,7/9/2026
b
9,926,017
10,000,000 3.850% ,7/13/2026
b
9,921,795
Starbird Funding Corporation
25,000,000 3.860% ,6/3/2026
b,c
24,910,183
State Street Institutional U.S.
Government Money Market Fund
9,727 3.596% ,5/1/2026 9,727
Sumitomo Mitsui Banking
Corporation/New York
15,000,000
3.840% (SOFRRATE +
0.210%),9/8/2026
d
15,000,405
Sumitomo Mitsui Trust NY
25,000,000 3.770% ,6/8/2026 24,999,078
Svenska Handelsbanken AB
25,270,000
4.903% (SOFRRATE +
1.250%),6/15/2026
b,d
25,299,874
15,000,000 3.940% ,9/23/2026
b
15,004,358
17,000,000
3.970% (SOFRRATE +
0.340%),12/8/2026
d
17,001,630
Swedbank AB
13,000,000 3.940% ,11/9/2026
b
13,003,813
Thunder Bay Funding, LLC
25,000,000 3.900% ,9/24/2026
b,c
24,606,060
11,000,000 3.850% ,10/1/2026
b,c
10,818,193
25,000,000
3.970% (SOFRRATE +
0.340%),10/15/2026
b,c,d
25,000,460
Toronto-Dominion Bank
25,000,000 3.750% ,5/26/2026
b
24,932,325
7,811,000
4.730% (SOFRRATE +
1.080%),7/17/2026
d
7,825,075
15,000,000 3.970% ,8/21/2026
b
15,006,920
Toronto-Dominion Bank/NY
25,000,000
4.030% (SOFRRATE +
0.400%),12/31/2026
d
25,013,403
UnitedHealth Group, Inc.
10,000,000
4.151% (SOFRRATE +
0.500%),7/15/2026
d
10,005,468
UnitedHealth Group, Inc. United
States
6,885,000 1.150% ,5/15/2026 6,877,346
Wells Fargo Bank NA
1,482,000
4.726% (SOFRRATE +
1.060%),8/7/2026
d
1,484,149
15,000,000
3.980% (SOFRRATE +
0.350%),1/8/2027
d
15,003,786
Principal
Amount Financials  57.3%
a
Value
$ 25,000,000
3.900% (SOFRRATE +
0.270%),2/10/2027
d
$ 24,979,535
Westpac Banking Corporation
4,010,000 2.700% ,8/19/2026 3,994,387
15,000,000 3.930% ,9/18/2026
b
15,005,391
15,000,000 3.930% ,9/28/2026
b
15,004,115
Total 1,739,553,965
Principal
Amount Foreign Government 3.1%
a
Value
Caisse des Depots et
Consignations
25,000,000 3.715% ,5/29/2026
b
24,924,532
29,300,000 3.747% ,6/12/2026
b
29,168,153
25,000,000 3.700% ,6/17/2026
b
24,874,200
15,000,000 3.700% ,6/18/2026
b
14,922,921
Total 93,889,806
Principal
Amount Technology 2.6%
a
Value
Cisco Systems, Inc.
15,000,000 3.770% ,10/5/2026
b
14,755,582
Equifax, Inc.
25,000,000 4.000% ,5/4/2026
b
24,988,995
Fidelity National Information
Services, Inc.
25,000,000 4.070% ,5/5/2026
b
24,986,230
ServiceNow , Inc.
15,000,000 3.830% ,7/1/2026
b
14,902,109
Total 79,632,916
Principal
Amount Transportation 3.0%
a
Value
Canadian National Railway
Company
25,000,000 3.910% ,5/5/2026
b,c
24,986,930
Ryder System, Inc.
15,000,000 4.000% ,5/6/2026 14,990,082
15,000,000 4.010% ,5/11/2026 14,981,716
15,000,000 4.010% ,5/14/2026 14,976,647
20,000,000 4.030% ,5/15/2026 19,966,598
Total 89,901,973
Principal
Amount
U.S. Government &
Agencies 9.5%
a
Value
Federal Agricultural Mortgage
Corporation
10,000,000
3.750% (SOFRRATE +
0.120%),5/12/2027
d
9,999,543
Federal Farm Credit Bank
10,000,000
3.725% (FEDL 1M +
0.085%),5/7/2026
d
10,000,039
10,000,000
3.750% (SOFRRATE +
0.120%),7/10/2026
d
10,001,994
20,000,000
3.660% (SOFRRATE +
0.030%),12/8/2026
d
19,999,513
20,000,000
3.710% (SOFRRATE +
0.080%),12/22/2026
d
20,000,713
12,400,000
3.760% (SOFRRATE +
0.130%),4/23/2027
d
12,408,330
20,000,000
3.725% (SOFRRATE +
0.095%),4/29/2027
d
20,009,719

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2026
(Unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government &
Agencies  9.5%
a
Value
$ 10,000,000
3.750% (SOFRRATE +
0.120%),5/28/2027
d
$ 9,999,235
10,000,000
3.745% (SOFRRATE +
0.115%),7/30/2027
d
10,005,953
5,000,000
3.745% (SOFRRATE +
0.115%),8/27/2027
d
5,003,157
Federal Home Loan Bank
5,000,000
3.745% (SOFRRATE +
0.115%),7/16/2026
d
5,000,735
5,000,000
3.690% (SOFRRATE +
0.060%),1/29/2027
d
4,999,759
20,000,000
3.725% (SOFRRATE +
0.095%),2/25/2027
d
20,008,425
15,000,000
3.730% (SOFRRATE +
0.100%),3/18/2027
d
14,999,789
15,000,000
3.810% (SOFRRATE +
0.180%),10/14/2027
d
14,998,648
20,000,000
3.800% (SOFRRATE +
0.170%),11/5/2027
d
20,005,937
10,000,000
3.760% (SOFRRATE +
0.130%),12/8/2027
d
10,002,192
Federal Home Loan Mortgage
Corporation
15,000,000
3.755% (SOFRRATE +
0.125%),8/25/2027
d
15,004,563
20,000,000
3.760% (SOFRRATE +
0.130%),9/2/2027
d
19,997,621
7,500,000
3.770% (SOFRRATE +
0.140%),10/6/2027
d
7,507,475
Federal National Mortgage
Association
6,000,000
3.750% (SOFRRATE +
0.120%),7/29/2026
d
6,000,988
U.S. International Development
Finance Corporation
4,901,400
3.820% (T-BILL 3M +
FLAT),5/7/2026
d
4,901,400
7,585,470
3.820% (T-BILL 3M +
FLAT),5/7/2026
d
7,585,470
7,905,983
3.820% (T-BILL 3M +
FLAT),5/7/2026
d
7,905,983
3,994,619
3.820% (T-BILL 3M +
FLAT),5/7/2026
d
3,994,619
Total 290,341,800
Principal
Amount Utilities 6.6%
a
Value
Constellation Energy Generation,
LLC
20,000,000 3.880% ,5/4/2026
b
19,990,142
Florida Power & Light Company
4,542,000 4.450% ,5/15/2026 4,542,425
15,000,000 3.800% ,6/10/2026 14,933,637
NiSource, Inc.
22,100,000 3.930% ,5/8/2026
b
22,080,479
25,000,000 4.000% ,5/18/2026
b
24,949,718
Southern California Gas Company
12,570,000 2.600% ,6/15/2026 12,556,532
Southern Company
20,780,000 3.950% ,5/4/2026
b
20,770,853
24,015,000 3.950% ,5/6/2026
b
23,999,121
Virginia Electric and Power
Company
19,180,000 3.980% ,5/11/2026 19,157,552
14,500,000 4.040% ,5/19/2026 14,470,527
Principal
Amount Utilities  6.6%
a
Value
WEC Energy Group, Inc.
$ 21,000,000 4.030% ,5/7/2026
b
$ 20,983,790
Total 198,434,776
Total Investments (cost
$3,059,446,542) 100.7% $3,059,382,734
Other Assets and Liabilities,
Net (0.7)% (20,809,091)
Total Net Assets 100.0% $3,038,573,643
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $2,018,698,992 or
66.4% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
Definitions:
plc - Public Limited Company
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 256,020
Gross unrealized depreciation (319,828)
Net unrealized appreciation (depreciation) $ (63,808)
Cost for federal income tax purposes $ 3,059,446,542

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2026
(Unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Basic Materials 49,891,785 – 49,891,785 –
Capital Goods 192,108,433 – 192,108,433 –
Consumer Cyclical 128,409,636 – 128,409,636 –
Consumer Non-Cyclical 135,569,880 – 135,569,880 –
Energy 61,647,764 – 61,647,764 –
Financials 1,739,553,965 19,727 1,739,534,238 –
Foreign Government 93,889,806 – 93,889,806 –
Technology 79,632,916 – 79,632,916 –
Transportation 89,901,973 – 89,901,973 –
U.S. Government & Agencies 290,341,800 – 290,341,800 –
Utilities 198,434,776 – 198,434,776 –
Total Investments at Value $3,059,382,734 $19,727 $3,059,363,007 $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2026 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
High Yield Bond
Fund
International
Equity Fund
Assets
Investments in unaffiliated securities at cost $634,920,037 $560,882,270 $906,838,283 $607,780,372
Investments in affiliated securities at cost $17,147,605 $12,360,642 $48,876,508 $12,606,265
Investments in unaffiliated securities at value (#) 633,751,836 827,837,358 909,191,308 800,232,615
Investments in affiliated securities at value 17,147,605 12,360,642 48,876,508 12,606,265
Foreign currency — 10,902,706
(a)
— 16,685
(b )
Dividends and interest receivable 8,232,397 1,949,176 13,758,208 6,762,799
Prepaid expenses 390 370 357 388
Prepaid trustee fees 1,466 1,465 1,465 1,465
Receivable for:
Investments sold — 12,103,829 — —
Variation margin on open future contracts — 547,150 — 896,620
Total Assets 659,133,694 865,702,696 971,827,846 820,516,837
Liabilities
Accrued expenses 31,478 301,578 55,166 72,966
Cash overdraft — 1,884,328 — 126,801
Payable for:
Investments purchased — 15,310,808 5,823,453 —
Investments purchased on a delayed-delivery basis 1,962,600 — 2,136,594 —
Return of collateral for securities loaned 17,147,605 12,360,642 48,876,508 12,606,265
Foreign capital gain tax liability — 1,059,463 — —
Administrative service fees 1,793 2,333 2,549 2,230
Director deferred compensation 9,012 8,640 98 9,011
Total Liabilities 19,152,488 30,927,792 56,894,368 12,817,273
Net Assets
Capital stock (beneficial interest) 755,184,618 597,919,787 912,952,354 580,695,285
Distributable earnings/(accumulated loss) (115,203,412) 236,855,117 1,981,124 227,004,279
Total Net Assets $639,981,206 $834,774,904 $914,933,478 $807,699,564
Shares of beneficial interest outstanding 72,301,536 59,688,542 46,096,317 60,560,467
Net asset value per share $8.85 $13.99 $19.85 $13.34
(#) Includes securities on loan of $16,596,771 $12,013,948 $47,196,169 $12,043,716
(a) Includes foreign currency holdings, cost $10,901,500.
(b) Includes foreign currency holdings, cost $15,878.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2026 (unaudited)
Investment
Grade
Corporate Bond
Fund
Short-Term
Reserve Fund
Assets
Investments in unaffiliated securities at cost $1,341,812,902 $3,059,446,542
Investments in affiliated securities at cost $28,765,054 $—
Investments in unaffiliated securities at value (#) 1,332,654,645 3,059,382,734
Investments in affiliated securities at value 28,765,054 —
Dividends and interest receivable 16,558,009 5,791,884
Prepaid expenses 399 910
Prepaid trustee fees 1,465 1,465
Receivable for:
Fund shares sold — 2,340,000
Total Assets 1,377,979,572 3,067,516,993
Liabilities
Distributions payable — 10,176,548
Accrued expenses 73,689 47,290
Payable for:
Investments purchased 2,796,164 —
Return of collateral for securities loaned 28,765,054 —
Fund shares redeemed — 18,710,000
Administrative service fees 3,769 —
Director deferred compensation 98 9,512
Total Liabilities 31,638,774 28,943,350
Net Assets
Capital stock (beneficial interest) 1,355,553,749 3,039,348,835
Distributable earnings/(accumulated loss) (9,212,951) (775,192)
Total Net Assets $1,346,340,798 $3,038,573,643
Shares of beneficial interest outstanding 68,566,799 303,716,832
Net asset value per share $19.64 $10.00
(#) Includes securities on loan of $27,793,453 $—

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2026 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
High Yield Bond
Fund
(a)
International
Equity Fund
Investment Income
Dividends $336,799 $9,036,820 $90,921 $11,521,840
Interest 18,290,632 6,668 6,916,773 25,413
Affiliated income from securities loaned, net 37,330 162,492 32,110 23,126
Foreign tax withholding — (988,260) — (990,142)
Total Investment Income 18,664,761 8,217,720 7,039,804 10,580,237
Expenses
Administrative service fees 95,447 103,507 30,503 104,347
Audit and legal fees 20,571 33,716 8,902 20,438
Custody fees 11,423 436,954 3,000 75,971
Insurance expenses 2,383 2,264 668 2,368
Printing and postage expenses 3,626 3,626 2,269 3,661
SEC and state registration expenses — 1,036 41,240 2,800
Transfer agent fees 2,500 2,500 780 2,500
Directors' fees 5,483 5,476 1,777 5,482
Pricing service fees 12,522 27,181 9,921 20,449
Other expenses 7,630 13,778 1,928 9,814
Total Expenses Before Reimbursement 161,585 630,038 100,988 247,830
Total Net Expenses 161,585 630,038 100,988 247,830
Net Investment Income/(Loss) 18,503,176 7,587,682 6,938,816 10,332,407
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (2,582,152) 20,458,400
(b)
(84,781) 33,248,249
Futures contracts — 3,329,436 — 1,855,627
Foreign currency transactions — (326,346) — 12,168
Change in net unrealized appreciation/(depreciation) on:
Investments 5,921,972 96,535,200 2,353,025 47,384,740
Futures contracts — 1,766,327 — 1,302,790
Foreign currency transactions — (24,351) — 107,697
Foreign capital gain tax liability — 460,558 — —
Net Realized and Unrealized Gains/(Losses) 3,339,820 122,199,224 2,268,244 83,911,271
Net Increase/(Decrease) in Net Assets Resulting
From Operations $21,842,996 $129,786,906 $9,207,060 $94,243,678
(a) For the period from March 4, 2026 (commencement) through April 30, 2026.
(b) Includes foreign capital gain taxes paid of  $268,661.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2026 (unaudited)
Investment
Grade Corporate
Bond Fund
(a)
Short-Term
Reserve Fund
Investment Income
Dividends $18,962 $33,639
Interest 7,954,277 68,905,849
Affiliated income from securities loaned, net 31,454 —
Total Investment Income 8,004,693 68,939,488
Expenses
Administrative service fees 38,890 50,000
Audit and legal fees 8,918 30,891
Custody fees 3,000 13,831
Insurance expenses 747 5,532
Printing and postage expenses 2,269 3,717
SEC and state registration expenses 61,335 —
Transfer agent fees 780 2,500
Directors' fees 1,777 5,491
Pricing service fees 7,340 24,280
Other expenses 1,928 7,542
Total Expenses Before Reimbursement 126,984 143,784
Total Net Expenses 126,984 143,784
Net Investment Income/(Loss) 7,877,709 68,795,704
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (108,028) 111,866
Change in net unrealized appreciation/(depreciation) on:
Investments (9,158,257) (426,530)
Net Realized and Unrealized Gains/(Losses) (9,266,285) (314,664)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(1,388,576) $68,481,040
(a) For the period from March 4, 2026 (commencement) through April 30, 2026.

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
Operations
Net investment income/(loss) $18,503,176 $42,259,119 $7,587,682 $16,855,797
Net realized gains/(losses) (2,582,152) (7,281,535) 23,461,490 32,767,311
Change in net unrealized appreciation/(depreciation) 5,921,972 55,502,351 98,737,734 106,193,261
Net Change in Net Assets Resulting From Operations
21,842,996 90,479,935 129,786,906 155,816,369
Distributions to Shareholders
From net investment income/net realized gains (18,726,239) (42,513,877) (22,843,649) (17,108,457)
Total Distributions to Shareholders
(18,726,239) (42,513,877) (22,843,649) (17,108,457)
Capital Stock Transactions
Sold 180,001 6,377,986 – –
Distributions reinvested 18,726,239 42,513,877 22,843,649 17,108,457
In-kind contributions – – – –
Redeemed (85,888,000) (126,586,000) – (14,000,000)
Total Capital Stock Transactions (66,981,760) (77,694,137) 22,843,649 3,108,457
Net Increase/(Decrease) in Net Assets (63,865,003) (29,728,079) 129,786,906 141,816,369
Net Assets, Beginning of Period 703,846,209 733,574,288 704,987,998 563,171,629
Net Assets, End of Period $639,981,206 $703,846,209 $834,774,904 $704,987,998
Capital Stock Share Transactions
Sold 20,211 774,497 – –
Distributions reinvested 2,121,624 5,100,305 1,910,004 1,839,619
In-kind contributions – – – –
Redeemed (9,690,200) (15,239,155) – (1,443,299)
Total Capital Stock Share Transactions
(7,548,365) (9,364,353) 1,910,004 396,320
(a) For the period from March 4, 2026 (commencement) through April 30, 2026.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

High Yield Bond
Fund International Equity Fund
Investment Grade
Corporate Bond
Fund Short-Term Reserve Fund
4/30/2026
(unaudited)
(a)
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited)
(a)
4/30/2026
(unaudited) 10/31/2025
$6,938,816 $10,332,407 $19,387,186 $7,877,709 $68,795,704 $187,999,933
(84,781) 35,116,044 40,730,522 (108,028) 111,866 138,768
2,353,025 48,795,227 71,544,648 (9,158,257) (426,530) (84,087)
9,207,060 94,243,678 131,662,356 (1,388,576) 68,481,040 188,054,614
(7,225,936) (61,748,739) (19,402,585) (7,824,375) (68,795,703) (187,999,933)
(7,225,936) (61,748,739) (19,402,585) (7,824,375) (68,795,703) (187,999,933)
705,100 5,300,000 27,070,000 543,378 1,340,038,200 5,590,467,829
7,225,936 61,748,739 19,402,585 7,824,722 – –
909,886,417 – – 1,354,809,026 – –
(4,865,099) (5,300,000) (27,070,000) (7,623,377) (2,143,927,291) (7,316,681,924)
912,952,354 61,748,739 19,402,585 1,355,553,749 (803,889,091) (1,726,214,095)
914,933,478 94,243,678 131,662,356 1,346,340,798 (804,203,754) (1,726,159,414)
– 713,455,886 581,793,530 – 3,842,777,397 5,568,936,811
$914,933,478 $807,699,564 $713,455,886 $1,346,340,798 $3,038,573,643 $3,842,777,397
35,433 400,302 2,532,304 27,329 133,934,221 559,046,782
365,319 4,972,721 1,896,636 398,670 – –
45,940,152 – – 68,526,471 – –
(244,587) (400,302) (2,532,304) (385,671) (214,345,618) (731,668,192)
46,096,317 4,972,721 1,896,636 68,566,799 (80,411,397) (172,621,410)

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

(1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is established solely for investment by other Thrivent entities. The
Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the Trust's Board of Trustees may determine from time to time. The Trust is divided into five separate series, each with its own investment objective and policies (each, a "Fund"
and, collectively, the "Funds"). The six series of the Trust are Core Emerging Markets Debt, Core Emerging Markets Equity, Core High Yield
Bond, Core International Equity, Core Investment Grade Corporate Bond, and Core Short-Term Reserve, which are all diversified. Core Short-
Term Reserve serves as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series Fund, Inc.
Core High Yield Bond and Core Investment Grade Corporate Bond were incepted on February 27, 2026 and commenced operations on
March 4, 2026.
The Funds are each investment companies which follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
Proposed Reorganization
— On February 23, 2026, the Board of Trustees approved the conversion of Core International Equity Fund
(the “Target Fund”) to a newly-organized exchange-traded fund that is a series of Thrivent ETF Trust ("the Conversion”).  The newly created exchange-traded fund will be the Thrivent International Large Cap ETF ("Acquiring Fund"). The Conversion provides for shareholders of the
Target Fund to receive ETF shares equal in value to the number of shares of the Target Fund they own on the day the reorganization is effective. The Acquiring Fund will be the accounting survivor after the reorganization and as such, its performance and financial history prior to the reorganization will be that of the Target Fund.  For reporting on the Acquiring Fund post the Conversion, historical share transactions and per share information for the Target Fund will be retroactively adjusted to reflect the change in capital structure due to the reorganization.
The reorganization requires shareholder approval and is expected to become effective on June 12, 2026. The reorganization will qualify as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the Funds or their shareholders.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system.
Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available .
The Board has chosen the Funds' investment adviser, Thrivent
Asset Management, LLC (the "Adviser") as the valuation designee, responsible for daily valuation of the Funds' securities. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

determined in good faith pursuant to procedures adopted by the
Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 30, 2026, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each
Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Core Emerging Markets Debt are declared and distributed monthly.
Dividends from Core Emerging Markets Equity, Core International
Equity, and Core Small Cap Value are declared and distributed annually.  Dividends from Core Short-Term Reserve are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivatives
— Certain Funds may invest in derivatives, a
category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 30, 2026, Core Emerging
Markets Equity and Core International Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 30, 2026, the Funds did not report an accrual for contingent liabilities.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of April 30, 2026, the Funds have the following unfunded bank loan commitments:
In-kind Contributions
—  During March and April of 2026, the Thrivent Core High Yield Bond Fund received an in-kind contribution which consisted of $909,886,417 in securities.  As a result of the in-kind contribution, Thrivent Core High Yield Bond Fund issued shares at the net asset value per share on the date of contribution.  The in-kind amounts and shares issued are included in the Capital Stock Transactions of the
Statement of Changes in Net Assets for Thrivent Core High Yield Bond Fund. These in-kind transactions were conducted at market value. The transactions were as follows:
Fund/Borrower
Unfunded Loan
Commitments
Thrivent Core High Yield Bond Fund
Cable One, Inc., Term Loan $948,571
Total $948,571
Contributing Fund/Portfolio
Contribution
Date
Shares
Issued
Net Asset Value
per Share
In-kind
Amount
Conservative Allocation Fund 3/16/2026 3,962,904  $19.73 $78,204,750
Conservative Allocation Portfolio 3/18/2026 2,541,277 $19.74  50,165,546
Dynamic Allocation Fund 3/25/2026 1,273,500 $19.69 25,071,529
Dynamic Allocation Portfolio 3/30/2026 1,081,718 $19.52 21,115,794
Moderate Allocation Fund  3/10/2026 4,322,574 $19.92 86,084,064
Moderate Allocation Portfolio 4/2/2026 8,849,243 $19.72 174,479,630
Moderately Aggressive Allocation Fund 3/17/2026 2,450,947 $19.78 48,468,699
Moderately Aggressive Allocation
Portfolio 3/11/2026  3,677,254 $19.87 73,058,950
Moderately Conservative Allocation
Fund 3/23/2026  2,202,631 $19.67 43,321,122
Moderately Conservative Allocation
Portfolio 3/4/2026  6,028,723 $20.00 120,574,458
Multisector Bond Fund  3/9/2026 7,955,412 $19.87 158,043,014
Multisector Bond Portfolio  3/24/2026 1,593,969 $19.64 31,298,861
Totals 45,940,152 $909,886,417

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

In-kind Contributions (Continued)
— During March and April of 2026, the Thrivent Core Investment Grade Corporate Bond Fund received an in-kind contribution which consisted of $1,354,809,026 in securities. As a result of the in-kind contribution, Thrivent Core Investment Grade
Corporate Bond Fund issued shares at the net asset value per share on the date of contribution. The in-kind amounts and shares issued are included in the Capital Stock Transactions of the Statement of Changes in Net Assets for Thrivent Core Investment Grade Corporate Bond Fund.
These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fee plus a percentage of the
Fund's average daily net assets to the Adviser. These fees are accrued daily and paid monthly. For the six months ended April 30,
2026, the Adviser received aggregate fees for administrative and accounting personnel and services of $410,020 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the six months ended April 30,
2026, Thrivent Investor Services received $11,559 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$25,599 in fees from the Trust during the six months ended April
30, 2026. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds
Contributing Fund/Portfolio
Contribution
Date
Shares
Issued
Net Asset Value
per Share
In-kind
Amount
Conservative Allocation Fund 3/16/2026 5,249,990 $19.65 103,155,477
Conservative Allocation Portfolio 3/18/2026 3,344,845 $19.65 65,736,577
Dynamic Allocation Fund 3/25/2026 1,671,545 $19.63 32,815,261
Dynamic Allocation Portfolio 3/30/2026 1,426,046  $19.54 27,864,946
Moderate Allocation Fund 3/10/2026 7,440,370 $19.87 147,855,781
Moderate Allocation Portfolio 4/2/2026 15,320,559 $19.68 301,562,214
Moderately Aggressive Allocation Fund 3/17/2026 4,215,722 $19.71 83,089,346
Moderately Aggressive Allocation
Portfolio 3/11/2026 6,352,725 $19.73 125,352,614
Moderately Conservative Allocation
Fund 3/23/2026 3,801,791 $19.59 74,466,450
Moderately Conservative Allocation
Portfolio 3/4/2026 10,538,376 $20.00 210,767,518
Multisector Bond Fund 3/9/2026 7,630,938 $19.94 152,161,662
Multisector Bond Portfolio 3/24/2026 1,533,564 $19.55 29,981,180
Totals 68,526,471 $1,354,809,026

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the six months ended April 30, 2026, no Funds borrowed cash through the interfund lending program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update 2023-
07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures ("ASU 2023-07"), management evaluates the
Funds’ business activities to determine the segment reporting needed for the Funds. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures.
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete
financial information available.
The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal
Financial and Accounting Officer, jointly act as the Funds' CODMs.
Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds'
portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments, Statement of Changes in
Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as
“Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from
GAAP.  To the extent that these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 30, 2026, the tax basis balance has not yet been determined.
At October 31, 2025, the following Funds had accumulated
net capital loss carryovers as follows:
To the extent these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 30, 2026, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 111,371,418
Emerging Markets Equity 44,461,439
Short-Term Reserve 916,114
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $39,098 $112,163
High Yield Bond 69,478 61,661
International Equity 246,973 235,959
Investment Grade Corporate Bond 52,819 60,477
Short-Term Reserve 189,978 144,470
In thousands
Fund Purchases
Sales/
Paydowns
Investment Grade Corporate Bond $18,028 $2,892
Short-Term Reserve 60,000 88,567

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 30, 2026, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 30, 2026, no Funds engaged in these types of transactions.
(8) RELATED PARTY TRANSACTIONS
As of April 30, 2026, related parties held 100% of the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(9) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of  subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure.
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 30, 2026, the following Funds had portfolio concentration greater than 25% in certain sectors:
(11) PRINCIPAL RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of principal risks associated with investing in the
Funds.  Refer to the prospectus for risks specific to each Fund.
Artificial Intelligence Risk
— The development and use of
artificial intelligence (“AI”) technologies, including generative AI, are expanding rapidly and may be employed by issuers in which the Funds invest, as well as by service providers that support the operations of the Funds. AI technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational damage, legal or operational challenges, and investment losses affecting the Funds. The broader use of AI may also heighten market risks, including manipulation, fraud, and cyberattacks.
To the extent a Fund invests in companies that develop,
implement, or are otherwise involved in AI technologies, the Fund may be impacted by risks affecting such companies. These risks may include small or limited markets for such securities, changes in business cycles, impediments to technological progress, rapid obsolescence, and government regulation. Securities of such
companies, especially smaller, start-up companies, tend to be more volatile than securities of larger, more established companies.
Rapid changes to AI technologies could have a material adverse effect on such company’s operating results. These companies are generally heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that the steps taken by companies to protect their proprietary intellectual property rights in AI technologies will be sufficient to prevent the misappropriation of their technology or that competitors will not independently develop similar technologies.
Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that
the products or services produced by these companies will be successful. AI technology could face increased regulatory scrutiny in the future, which may limit the development of AI technologies and impede the growth of companies that develop or use such
technologies.
The use of AI technologies and applicable laws and regulations continues to evolve. It is not possible to predict the full extent, impact, or risks of such use.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating
Fund
Number of
Securities
Percent of Fund's
Net Assets
Investment Grade Corporate
Bond 1 0.05%
Fund Sector
% of Total Net
Assets
Emerging Markets Debt Foreign Government  92.8%
Emerging Markets Equity Information Technology 36.2%
International Equity Financials         28.0%
Investment Grade Corporate
Bond Financials 40.7%
Short-Term Reserve Financials  57.3%

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Fund’s performance.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers may
be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Increased geopolitical tensions may increase the risk, scale, and sophistication of cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with a Fund’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for a Fund’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting a Fund or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause a
Fund’s investments in such companies to lose value. While a Fund’s service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, a Fund cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect a Fund or its shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose a Fund to greater risk and increase its costs. Such leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of a Fund’s portfolio will be magnified when a Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow a Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that a Fund enters into the derivatives transaction and the date that a Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that a Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by a Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political
upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries.
Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal
systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks,

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High-Yield Risk
— High-yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and the
success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause the Fund to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of a Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Fund. As a result, the Fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
New and Smaller Sized Fund Risk
— The Fund is new and has
a limited operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Prepayment Risk
—  Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be

Thrivent Core Funds
Notes to Financial Statements
April 30, 2026

made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments may
adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory
organizations, and exchanges, which are authorized to take
extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a
Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly.
In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such
companies may be more dependent upon one or a few key people.
Valuation Risk
— The price that a Fund receives upon the sale
(or other disposition) of an investment may differ from the Fund's valuation of the investment, particularly for investments that trade in lower volumes, during periods of market turmoil or volatility, or investments that are valued using a fair valuation methodology or based on a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed to it by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of such investment.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Period Ended 4/30/2026
(unaudited)
$ 8.81 $ 0.25 $ 0.04 $ 0.29 $ (0.25) $ –
Year Ended 10/31/2025 8.22 0.51 0.59 1.10 (0.51) –
Year Ended 10/31/2024 7.27 0.50 0.93 1.43 (0.48) –
Year Ended 10/31/2023 7.08 0.45 0.20 0.65 (0.46) –
Year Ended 10/31/2022 9.71 0.45 (2.62) (2.17) (0.46) –
Year Ended 10/31/2021 9.81 0.43 (0.10) 0.33 (0.43) –
EMERGING MARKETS EQUITY FUND
Period Ended 4/30/2026
(unaudited)
12.20 0.13 2.06 2.19 (0.40) –
Year Ended 10/31/2025 9.81 0.30 2.40 2.70 (0.31) –
Year Ended 10/31/2024 8.08 0.27 1.75 2.02 (0.29) –
Year Ended 10/31/2023 7.43 0.25 0.71 0.96 (0.31) –
Year Ended 10/31/2022 11.83 0.27 (3.64) (3.37) (0.24) (0.79)
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
HIGH YIELD BOND FUND
Period Ended 4/30/2026
(unaudited)
(c)
20.00 0.20 (0.15) 0.05 (0.20) –
INTERNATIONAL EQUITY FUND
Period Ended 4/30/2026
(unaudited)
12.83 0.16 1.44 1.60 (0.42) (0.67)
Year Ended 10/31/2025 10.84 0.35 2.00 2.35 (0.36) –
Year Ended 10/31/2024 9.12 0.30 1.78 2.08 (0.36) –
Year Ended 10/31/2023 8.27 0.33 0.74 1.07 (0.22) –
Year Ended 10/31/2022 11.38 0.37 (2.95) (2.58) (0.53) –
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
INVESTMENT GRADE CORPORATE BOND FUND
Period Ended 4/30/2026
(unaudited)
(c)
20.00 0.15 (0.36) (0.21) (0.15) –
SHORT-TERM RESERVE FUND
Period Ended 4/30/2026
(unaudited)
10.00 0.20 0.00 0.20 (0.20) –
Year Ended 10/31/2025 10.00 0.46 0.00 0.46 (0.46) –
Year Ended 10/31/2024 10.00 0.56 0.00 0.56 (0.56) –
Year Ended 10/31/2023 10.00 0.51 0.00 0.51 (0.51) –
Year Ended 10/31/2022 10.00 0.13 0.00 0.13 (0.13) –
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Since commencement date of operations, March 4, 2026.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.25) $ 8.85 3.37% $ 640.0 0.05% 5.67% 0.05% 5.67% 6%
(0.51) 8.81 13.90% 703.8 0.05% 6.03% 0.05% 6.03% 14%
(0.48) 8.22 20.04% 733.6 0.05% 6.16% 0.05% 6.16% 11%
(0.46) 7.27 9.08% 712.6 0.05% 5.92% 0.05% 5.92% 16%
(0.46) 7.08 (22.88)% 745.2 0.04% 5.35% 0.04% 5.35% 20%
(0.43) 9.71 3.38% 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.40) 13.99 18.46% 834.8 0.17% 2.03% 0.17% 2.03% 33%
(0.31) 12.20 28.45% 705.0 0.17% 2.86% 0.17% 2.86% 77%
(0.29) 9.81 25.46% 563.2 0.19% 2.93% 0.19% 2.93% 76%
(0.31) 8.08 12.81% 448.6 0.19% 2.92% 0.19% 2.92% 80%
(1.03) 7.43 (31.16)% 403.7 0.19% 3.24% 0.19% 3.24% 82%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
(0.20) 19.85 0.27% 914.9 0.10% 6.54% 0.10% 6.54% 27%
(1.09) 13.34 13.28% 807.7 0.07% 2.73% 0.07% 2.73% 31%
(0.36) 12.83 22.54% 713.5 0.08% 3.03% 0.08% 3.03% 84%
(0.36) 10.84 23.07% 581.8 0.08% 2.88% 0.08% 2.88% 87%
(0.22) 9.12 13.09% 437.8 0.09% 3.31% 0.09% 3.31% 86%
(0.53) 8.27 (23.81)% 430.6 0.09% 2.61% 0.09% 2.61% 81%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.15) 19.64 (1.05)% 1,346.3 0.08% 5.07% 0.08% 5.07% 19%
(0.20) 10.00 1.99% 3,038.6 0.01% 4.03% 0.01% 4.03% 41%
(0.46) 10.00 4.75% 3,842.8 0.01% 4.64% 0.01% 4.64% 89%
(0.56) 10.00 5.73% 5,568.9 0.01% 5.58% 0.01% 5.58% 64%
(0.51) 10.00 5.27% 4,573.2 0.01% 5.14% 0.01% 5.14% 101%
(0.13) 10.00 1.28% 4,226.8 0.01% 1.11% 0.01% 1.11% 85%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%

Changes in and Disagreements with Accountants
None during the reporting period.

Proxy Disclosures
A special meeting of shareholders of Thrivent Core International Equity Fund was held on May 14, 2026. Shareholders considered and approved an Agreement and
Plan of Reorganization providing for the reorganization of Thrivent Core International
Equity Fund into Thrivent International Large Cap ETF, a newly created series of
Thrivent ETF Trust. The results of the meeting were as follows:
Shares Outstanding (as of Record Date): 60,560,446.995
Total Shares Voted: 60,560,446.995
Percentage of Shares Voted: 100%
Vote Total Shares Voted Percentage of
Shares Voted
Percentage of
Shares Outstanding
For: 55,335,797.144 91.37% 91.37%
Against: 0 0.00% 0.00%
Abstain: 5,224,669.851 8.63% 8.63%

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Board Approval of Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the investment advisory agreement (“Advisory Agreement”) for the Thrivent Core High Yield Bond Fund and Thrivent Core Investment
Grade Corporate Bond Fund (each, a “Fund” and together, the “Funds”), a series of the Thrivent Core Funds (the
“Trust”), be approved by the Board of Trustees (the “Board”), including a majority of the Trustees who are not
“interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”).
At its meeting on November 18, 2025, the Board voted unanimously to approve the Advisory Agreement between the Trust and Thrivent Asset Management, LLC (the “Adviser”) with respect to the Funds. In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the objective of each Fund, as well as the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The Adviser’s performance history and how that might translate to the performance of a Fund;
3. The fees and other expense charged to each Fund;
4. The cost of services provided and any profit realized by the Adviser;
5. Other benefits realized by the Adviser and its affiliates from their relationship with the Funds; and
6. Any other factors that the Board deemed relevant to its consideration.
In connection with the approval of the Advisory Agreement, the Board (consisting of all of the Independent Trustees)
met on August 19 and November 18, 2025 to consider information relevant to the Trustees’ consideration.
The Independent Trustees were represented by independent counsel throughout the process and during executive sessions without management present to consider whether to approve the Advisory Agreement. Each Independent
Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At the meetings, the Adviser presented information describing the services to be furnished to the Funds by the
Adviser. The Board received information at the meetings from the Adviser regarding the rationale for the proposed
Funds. The Board received information about the characteristics of each proposed Fund, including its investment objective, investment philosophy and process, proposed benchmark and expected Morningstar category. The
Board received information about the qualifications and experience of the proposed portfolio managers.

(Unaudited)
These presentations gave the Board the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services expected to be provided to the Funds. The Independent
Trustees also met, including in executive session, with and received periodic reports regarding other Thrivent funds from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management) that served to inform the Board about the types of compliance services and programs that would be applied to the Funds. The Board noted that the
Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance
Committee and that the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance
Officer follow up as needed on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources to be used in providing services to the Funds. The
Adviser reviewed its process for overseeing its portfolio management teams for all Thrivent funds. In addition, the Adviser noted that its investments in technology and personnel have benefitted other Thrivent funds and discussed continued investments in these resources, which, in particular, would benefit the Funds. The Board viewed these actions as a positive factor in approving the Advisory Agreement as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Funds by the Adviser supported approval of the Advisory Agreement.
Investment Performance
Because the Funds had not yet commenced operation, the Board could not consider the performance of either
Fund. The Board considered the Adviser’s record in managing fixed income securities for other funds and noted
that it would have opportunity to review performance information for the Funds in connection with future quarterly performance reports and annual reviews of the Advisory Agreement.
Advisory Fees and Fund Expenses
The Board noted that the Adviser proposed that no advisory fee be charged to the Funds, consistent with other funds of the Trust, because shares of the Funds will be sold only to other Thrivent funds and accounts. The Board reviewed information provided by the Adviser regarding custodial, administrative, transfer agent and other non-
advisory fees and expenses. The Board considered the fees to be reasonable.
Because the Adviser does not charge an advisory fee to the Funds, the Board did not consider whether economies of scale would be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of
Fund shareholders.
Cost of Services and Profitability
The Board considered that the Adviser will make no profit under the Advisory Agreement. The Board noted that it would have opportunity to review profitability information regarding the Funds and the Thrivent funds investing

(Unaudited)
in the Funds in connection with future annual reviews of the Advisory Agreement.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Funds, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issuers or other market participants, and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement for an initial two-year period.

(Unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Core
Funds (the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement, as amended (the “Advisory Agreement”) between the Trust and Thrivent Asset Management, LLC (the
“Adviser”) for each series of the Trust (each, a “Fund”). The Trust was designed to provide shareholders of other
Thrivent funds with certain benefits, including a reduction of operational complexities associated with investing in various asset classes. The series of the Trust are only available to other funds and accounts managed by the Adviser or its affiliates.
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the
Advisory Agreement. In connection with its evaluation of the Advisory Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the
Trust and the Funds in relation to other Thrivent funds, as well as the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
6. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met six times in 2025 –
February 25, May 20, July 10, August 19, October 9 and November 18 – to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. During the annual contract renewal process, the Independent Trustees requested, and the Adviser furnished, supplemental information for the
Board’s consideration. The Independent Trustees also retained the services of Management Practice LLC (“MPI”)
as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the non-advisory fees and net operating expenses of each of the Funds in comparison to peer groups of comparable funds; performance in comparison to benchmarks;
information with respect to services provided to the Funds and fees charged; asset and flow trends for the Funds;
and information regarding the types of services furnished to the Funds.

(Unaudited)
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from the Adviser throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and an independent assessment of information relating to the Funds and the Advisory Agreement.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without the Adviser present to consider the reapproval of the Advisory Agreement for the
Funds. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and
Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, the Adviser presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, the Adviser reported on the investment management, portfolio trading and compliance services provided to the Funds. The
Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement.
The Board received reports and presentations about the Funds at each of its quarterly meetings from the Adviser’s representatives. These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds. The Adviser reviewed with the Board the services provided by the Adviser. The
Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s
Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and that the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted
that investment management staff of the Adviser and the Trust’s Chief Compliance Officer follow up as needed on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management team of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued
investments in technology, personnel, compliance, and operations, and the Adviser’s oversight of other service

(Unaudited)
providers to the Funds. The Board viewed these actions as a positive factor in reapproving the existing Advisory
Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.
Investment Performance
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, comparisons to benchmark index returns, relative performance rankings within each Fund’s Morningstar peer universe, Morningstar ratings, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund. When evaluating investment performance, the
Board focused on comparisons to benchmark index returns, noting that the Funds are designed to provide specific asset class exposure to other Thrivent funds and accounts investing in the Funds. The Board also noted that the
Funds have operated within their investment objectives, that Funds are not sold directly to the public and that the
Adviser was adequately addressing any performance concerns.
Advisory Fees and Fund Expenses
The Board noted that the Adviser does not charge an advisory fee to the Funds. The Board reviewed information provided by the Adviser regarding custodial, administrative, transfer agent and other non-advisory fees and expenses. The Board noted that each Fund’s net expense ratio was lower than the medians of its MPI peer group and its Morningstar peer universe. The Board considered the non-advisory fees to be reasonable.
Because the Adviser does not charge an advisory fee to the Funds, the Board did not consider whether economies of scale would be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of
Fund shareholders.
On the basis of its review, the Board concluded that continuing to not charge an advisory fee to the Funds for investment management services was reasonable.
Cost of Services and Profitability
The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board considered the level of the Adviser’s profits with respect to all the Thrivent funds, including the Funds. The
Board considered that the Adviser makes no profit under the Advisory Agreement and concluded that the Adviser’s profitability on other fees was not excessive in light of the nature, extent and quality of services provided to the
Funds.

(Unaudited)
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible. Such benefits may include the ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issuers or other market participants, the engagement of affiliates as service providers to the Trust, and research received by the
Adviser generated from soft dollar commissions for portfolio trading. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the
Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the
Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  June 26, 2026                                                      Thrivent Core Funds

By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 26, 2026                                                      By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President
      (principal executive officer)

Date:  June 26, 2026                                                      By: /s/ Sarah L. Bergstrom
      Sarah L. Bergstrom
      Treasurer and Principal Accounting Officer
      (principal financial officer)